UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10145

Baillie Gifford Funds
(Exact name of registrant as specified in charter)

1 Greenside Row Edinburgh, Scotland, UK			EH1 3AN
(Address of principal executive offices)			(Zip code)

Gareth Griffiths 1 Greenside Row Edinburgh, Scotland, UK, EH1 3AN
(Name and address of agent for service)

Registrant’s telephone number, including area code:		011-44-131-275-2000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2018

Due to the unexpected absence of the PEO, for personal reasons, Graham Laybourn, Vice President, has reviewed and signed the N-CSR. The decision for Graham Laybourn to replace the PEO in this instance was taken based on the below:

1.              Sarbanes Oxley requires the principal executive and financial officers “or person performing similar functions” to certify the information in the N-CSR.  It has been determined that Graham Laybourn is a person performing similar functions to the PEO.

2.              The Trust’s By-Law give any officer the power to sign these certificates.

3.              We will ratify the signing at the next board meeting.

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

BAILLIE GIFFORD FUNDS

EAFE Fund

EAFE Choice Fund

EAFE Pure Fund

Emerging Markets Fund

Global Alpha Equity Fund

Global Select Equity Fund

International Concentrated Growth Fund

International Equity Fund

Long Term Global Growth Equity Fund

Positive Change Equity Fund

U.S. Equity Growth Fund

International Choice Fund

Semi-Annual Report

June 30, 2018

(unaudited)

Index

Page Number
01	Fund Expenses
EAFE Fund
08	Industry Diversification Table
09	Portfolio of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statements of Changes in Net Assets
Financial Highlights
18	Selected Data for Class 2
19	Selected Data for Class 3
20	Selected Data for Class 4
21	Selected Data for Class 5
22	Selected Data for Class K
23	Selected Data for Institutional Class
EAFE Choice Fund
24	Industry Diversification Table
25	Portfolio of Investments
30	Statement of Assets and Liabilities
31	Statement of Operations
32	Statements of Changes in Net Assets
Financial Highlights
33	Selected Data for Class 2
34	Selected Data for Class K
35	Selected Data for Institutional Class
EAFE Pure Fund
36	Industry Diversification Table
37	Portfolio of Investments
41	Statement of Assets and Liabilities
42	Statement of Operations
43	Statements of Changes in Net Assets
Financial Highlights
44	Selected Data for Class 2
45	Selected Data for Class 3
46	Selected Data for Class K
47	Selected Data for Institutional Class
Emerging Markets Fund
48	Industry Diversification Table
49	Portfolio of Investments
54	Statement of Assets and Liabilities
55	Statement of Operations
56	Statements of Changes in Net Assets
Financial Highlights
58	Selected Data for Class 2
60	Selected Data for Class 3
61	Selected Data for Class 5
62	Selected Data for Class K
63	Selected Data for Institutional Class
Global Alpha Equity Fund
64	Industry Diversification Table
65	Portfolio of Investments
72	Statement of Assets and Liabilities
73	Statement of Operations
74	Statements of Changes in Net Assets
Financial Highlights
76	Selected Data for Class 2
77	Selected Data for Class 3
78	Selected Data for Class 4
79	Selected Data for Class K
80	Selected Data for Institutional Class
Global Select Equity Fund
81	Industry Diversification Table
82	Portfolio of Investments
87	Statement of Assets and Liabilities
88	Statement of Operations
89	Statements of Changes in Net Assets
Financial Highlights
90	Selected Data for Class K
91	Selected Data for Institutional Class
International Concentrated Growth Fund
92	Industry Diversification Table
93	Portfolio of Investments
96	Statement of Assets and Liabilities
97	Statement of Operations
98	Statements of Changes in Net Assets
Page Number
Financial Highlights
99	Selected Data for Class K
100	Selected Data for Institutional Class
International Equity Fund
101	Industry Diversification Table
102	Portfolio of Investments
109	Statement of Assets and Liabilities
110	Statement of Operations
111	Statements of Changes in Net Assets
Financial Highlights
113	Selected Data for Class 2
114	Selected Data for Class 3
115	Selected Data for Class 4
116	Selected Data for Class 5
117	Selected Data for Class K
118	Selected Data for Institutional Class
Long Term Global Growth Equity Fund
119	Industry Diversification Table
120	Portfolio of Investments
123	Statement of Assets and Liabilities
124	Statement of Operations
125	Statements of Changes in Net Assets
Financial Highlights
126	Selected Data for Class 2
127	Selected Data for Class 5
128	Selected Data for Class K
129	Selected Data for Institutional Class
Positive Change Equity Fund
130	Industry Diversification Table
131	Portfolio of Investments
134	Statement of Assets and Liabilities
135	Statement of Operations
136	Statements of Changes in Net Assets
Financial Highlights
137	Selected Data for Class K
138	Selected Data for Institutional Class
U.S. Equity Growth Fund
139	Industry Diversification Table
140	Portfolio of Investments
142	Statement of Assets and Liabilities
143	Statement of Operations
144	Statements of Changes in Net Assets
Financial Highlights
145	Selected Data for Class K
146	Selected Data for Institutional Class
International Choice Fund
147	Industry Diversification Table
148	Portfolio of Investments
154	Statement of Assets and Liabilities
155	Statement of Operations
156	Statements of Changes in Net Assets
Financial Highlights
157	Selected Data for Class 2
158	Selected Data for Class 3
159	Selected Data for Class 5
160	Notes to Financial Statements
190	Supplemental Information
190	Management of the Trust
192	Board Considerations Regarding 2018 Contract Renewal

Source: © David Robertson / Alamy Stock Photo

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2018

As a shareholder of the Baillie Gifford EAFE Fund, the Baillie Gifford EAFE Choice Fund, the Baillie Gifford EAFE Pure Fund, the Baillie Gifford Emerging Markets Fund, the Baillie Gifford Global Alpha Equity Fund, the Baillie Gifford Global Select Equity Fund, the Baillie Gifford International Concentrated Growth Fund, the Baillie Gifford International Equity Fund, the Baillie Gifford Long Term Global Growth Equity Fund, the Baillie Gifford Positive Change Equity Fund, the Baillie Gifford U.S. Equity Growth Fund and the Baillie Gifford International Choice Fund (together, the "Funds") you incur ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in the other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

01

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2018

	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Annualized Expense Ratios Based on the Period 1/01/18 to 6/30/18	Expenses Paid(1) During Period
Baillie Gifford EAFE Fund — Class 2
Actual	$1,000	$1,057.00	0.60%	$3.06
Hypothetical (5% return before expenses)	$1,000	$1,021.82	0.60%	$3.01
Baillie Gifford EAFE Fund — Class 3
Actual	$1,000	$1,057.40	0.53%	$2.70
Hypothetical (5% return before expenses)	$1,000	$1,022.17	0.53%	$2.66
Baillie Gifford EAFE Fund — Class 4
Actual	$1,000	$1,057.50	0.50%	$2.55
Hypothetical (5% return before expenses)	$1,000	$1,022.32	0.50%	$2.51
Baillie Gifford EAFE Fund — Class 5
Actual	$1,000	$1,057.80	0.45%	$2.30
Hypothetical (5% return before expenses)	$1,000	$1,022.56	0.45%	$2.26
Baillie Gifford EAFE Fund — Class K
Actual	$1,000	$1,057.00	0.60%	$3.06
Hypothetical (5% return before expenses)	$1,000	$1,021.82	0.60%	$3.01
Baillie Gifford EAFE Fund — Institutional Class
Actual	$1,000	$1,057.00	0.66%	$3.37
Hypothetical (5% return before expenses)	$1,000	$1,021.52	0.66%	$3.31
Baillie Gifford EAFE Choice Fund — Class 2
Actual	$1,000	$999.80	0.69%	$3.42
Hypothetical (5% return before expenses)	$1,000	$1,021.37	0.69%	$3.46
Baillie Gifford EAFE Choice Fund — Class K
Actual	$1,000	$1,000.00	0.69%	$3.42
Hypothetical (5% return before expenses)	$1,000	$1,021.37	0.69%	$3.46

02

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2018

	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Annualized Expense Ratios Based on the Period 1/01/18 to 6/30/18	Expenses Paid(1) During Period
Baillie Gifford EAFE Choice Fund — Institutional Class
Actual	$1,000	$999.40	0.79%	$3.92
Hypothetical (5% return before expenses)	$1,000	$1,020.88	0.79%	$3.96
Baillie Gifford EAFE Pure Fund — Class 2
Actual	$1,000	$1,000.60	0.65%	$3.22
Hypothetical (5% return before expenses)	$1,000	$1,021.57	0.65%	$3.26
Baillie Gifford EAFE Pure Fund — Class 3
Actual	$1,000	$1,001.00	0.58%	$2.88
Hypothetical (5% return before expenses)	$1,000	$1,021.92	0.58%	$2.91
Baillie Gifford EAFE Pure Fund — Class K
Actual	$1,000	$1,000.00	0.65%	$3.22
Hypothetical (5% return before expenses)	$1,000	$1,021.57	0.65%	$3.26
Baillie Gifford EAFE Pure Fund — Institutional Class
Actual	$1,000	$1,000.80	0.65%	$3.22
Hypothetical (5% return before expenses)	$1,000	$1,021.57	0.65%	$3.26
Baillie Gifford Emerging Markets Fund — Class 2
Actual	$1,000	$920.90	0.84%	$4.00
Hypothetical (5% return before expenses)	$1,000	$1,020.63	0.84%	$4.21
Baillie Gifford Emerging Markets Fund — Class 3
Actual	$1,000	$921.30	0.77%	$3.67
Hypothetical (5% return before expenses)	$1,000	$1,020.98	0.77%	$3.86
Baillie Gifford Emerging Markets Fund — Class 5
Actual	$1,000	$921.60	0.69%	$3.29
Hypothetical (5% return before expenses)	$1,000	$1,021.37	0.69%	$3.46
Baillie Gifford Emerging Markets Fund — Class K
Actual	$1,000	$921.00	0.84%	$4.00
Hypothetical (5% return before expenses)	$1,000	$1,020.63	0.84%	$4.21

03

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2018

	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Annualized Expense Ratios Based on the Period 1/01/18 to 6/30/18	Expenses Paid(1) During Period
Baillie Gifford Emerging Markets Fund — Institutional Class
Actual	$1,000	$921.10	0.91%	$4.33
Hypothetical (5% return before expenses)	$1,000	$1,020.28	0.91%	$4.56
Baillie Gifford Global Alpha Equity Fund — Class 2
Actual	$1,000	$1,039.70	0.68%	$3.44
Hypothetical (5% return before expenses)	$1,000	$1,021.42	0.68%	$3.41
Baillie Gifford Global Alpha Equity Fund — Class 3
Actual	$1,000	$1,040.10	0.61%	$3.09
Hypothetical (5% return before expenses)	$1,000	$1,021.77	0.61%	$3.06
Baillie Gifford Global Alpha Equity Fund — Class 4
Actual	$1,000	$1,040.20	0.58%	$2.93
Hypothetical (5% return before expenses)	$1,000	$1,021.92	0.58%	$2.91
Baillie Gifford Global Alpha Equity Fund — Class K
Actual	$1,000	$1,039.90	0.68%	$3.44
Hypothetical (5% return before expenses)	$1,000	$1,021.42	0.68%	$3.41
Baillie Gifford Global Alpha Equity Fund — Institutional Class
Actual	$1,000	$1,039.80	0.68%	$3.44
Hypothetical (5% return before expenses)	$1,000	$1,021.42	0.68%	$3.41
Baillie Gifford Global Select Equity Fund — Class K
Actual	$1,000	$1,070.90	0.65%	$3.34
Hypothetical (5% return before expenses)	$1,000	$1,021.57	0.65%	$3.26
Baillie Gifford Global Select Equity Fund — Institutional Class
Actual	$1,000	$1,070.90	0.65%	$3.34
Hypothetical (5% return before expenses)	$1,000	$1,021.57	0.65%	$3.26
Baillie Gifford International Concentrated Growth Fund — Class K
Actual	$1,000	$1,102.50	0.72%	$3.75
Hypothetical (5% return before expenses)	$1,000	$1,021.22	0.72%	$3.61

04

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2018

	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Annualized Expense Ratios Based on the Period 1/01/18 to 6/30/18	Expenses Paid(1) During Period
Baillie Gifford Concentrated Growth Fund — Institutional Class
Actual	$1,000	$1,102.50	0.72%	$3.75
Hypothetical (5% return before expenses)	$1,000	$1,021.22	0.72%	$3.61
Baillie Gifford International Equity Fund — Class 2
Actual	$1,000	$970.10	0.61%	$2.98
Hypothetical (5% return before expenses)	$1,000	$1,021.77	0.61%	$3.06
Baillie Gifford International Equity Fund — Class 3
Actual	$1,000	$970.50	0.54%	$2.64
Hypothetical (5% return before expenses)	$1,000	$1,022.12	0.54%	$2.71
Baillie Gifford International Equity Fund — Class 4
Actual	$1,000	$970.60	0.51%	$2.49
Hypothetical (5% return before expenses)	$1,000	$1,022.27	0.51%	$2.56
Baillie Gifford International Equity Fund — Class 5
Actual	$1,000	$970.90	0.46%	$2.25
Hypothetical (5% return before expenses)	$1,000	$1,022.51	0.46%	$2.31
Baillie Gifford International Equity Fund — Class K
Actual	$1,000	$970.40	0.61%	$2.98
Hypothetical (5% return before expenses)	$1,000	$1,021.77	0.61%	$3.06
Baillie Gifford International Equity Fund — Institutional Class
Actual	$1,000	$969.70	0.71%	$3.47
Hypothetical (5% return before expenses)	$1,000	$1,021.27	0.71%	$3.56
Baillie Gifford Long Term Global Growth Equity Fund — Class 2
Actual	$1,000	$1,175.30	0.77%	$4.15
Hypothetical (5% return before expenses)	$1,000	$1,020.98	0.77%	$3.86
Baillie Gifford Long Term Global Growth Equity Fund — Class 5
Actual*	$1,000	$1,115.60	0.62%	$1.46
Hypothetical (5% return before expenses)	$1,000	$1,021.72	0.62%	$3.11

05

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2018

	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Annualized Expense Ratios Based on the Period 1/01/18 to 6/30/18	Expenses Paid(1) During Period
Baillie Gifford Long Term Global Growth Equity Fund — Class K
Actual	$1,000	$1,175.30	0.77%	$4.15
Hypothetical (5% return before expenses)	$1,000	$1,020.98	0.77%	$3.86
Baillie Gifford Long Term Global Growth Equity Fund — Institutional Class
Actual	$1,000	$1,174.70	0.81%	$4.37
Hypothetical (5% return before expenses)	$1,000	$1,020.78	0.81%	$4.06
Baillie Gifford Positive Change Equity Fund — Class K
Actual	$1,000	$1,100.40	0.65%	$3.39
Hypothetical (5% return before expenses)	$1,000	$1,021.57	0.65%	$3.26
Baillie Gifford Positive Change Equity Fund — Institutional Class
Actual	$1,000	$1,100.40	0.65%	$3.39
Hypothetical (5% return before expenses)	$1,000	$1,021.57	0.65%	$3.26
Baillie Gifford U.S. Equity Growth Fund — Class K
Actual	$1,000	$1,267.40	0.60%	$3.37
Hypothetical (5% return before expenses)	$1,000	$1,021.82	0.60%	$3.01
Baillie Gifford U.S. Equity Growth Fund — Institutional Class
Actual	$1,000	$1,267.40	0.70%	$3.94
Hypothetical (5% return before expenses)	$1,000	$1,021.32	0.70%	$3.51
Baillie Gifford International Choice Fund — Class 2
Actual	$1,000	$995.40	0.63%	$3.12
Hypothetical (5% return before expenses)	$1,000	$1,021.67	0.63%	$3.16
Baillie Gifford International Choice Fund — Class 3
Actual	$1,000	$995.80	0.56%	$2.77
Hypothetical (5% return before expenses)	$1,000	$1,022.02	0.56%	$2.81

06

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2018

	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Annualized Expense Ratios Based on the Period 1/01/18 to 6/30/18	Expenses Paid(1) During Period
Baillie Gifford International Choice Fund — Class 5
Actual**	$1,000	$971.00	0.48%	$2.22
Hypothetical (5% return before expenses)	$1,000	$1,022.41	0.48%	$2.41

*  Commencement of operations on April 11, 2018. Expenses are calculated using the Fund's annualized expense ratio, multiplied by the ending value for the period, multiplied by 81/365 (to reflect commencement of operation).

**  Commencement of operations on January 11, 2018. Expenses are calculated using the Fund's annualized expense ratio, multiplied by the ending value for the period, multiplied by 171/365 (to reflect commencement of operation).

(1)  Unless otherwise indicated, expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

Expenses are calculated using the annualized expense ratio for the Funds, which represents the ongoing expenses as a percentage of net assets for the year or period end June 30, 2018. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year;and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal year may differ from expense ratios based on the one- year data in the financial highlights.

07

Industry Diversification Table*

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford EAFE Fund

	Value	% of Total Net Assets
Aerospace/Defense	$77,946,756	2.7%
Apparel	125,413,711	4.4
Auto Manufacturers	253,721,349	8.9
Banks	113,408,640	4.0
Biotechnology	66,693,855	2.3
Chemicals	106,722,122	3.7
Commercial Services	101,636,135	3.5
Cosmetics/Personal Care	111,457,134	3.9
Diversified Financial Services	41,618,541	1.4
Electronics	65,473,933	2.3
Food	77,036,116	2.7
Healthcare — Products	82,578,507	2.9
Insurance	120,250,580	4.2
Internet	704,795,837	24.6
Investment Companies	48,828,755	1.7
Machinery — Construction & Mining	63,627,658	2.2
Machinery — Diversified	51,435,759	1.8
Media	18,110,877	0.6
Miscellaneous Manufacturing	24,278,856	0.8
Retail	276,009,291	9.6
Semiconductors	215,693,464	7.5
Telecommunications	96,779,467	3.4
Total Value of Investments	2,843,517,343	99.1
Other assets less liabilities	25,666,222	0.9
Net Assets	$2,869,183,565	100.0%

*  The table above is based on Bloomberg Industry Group classifications. This is a change to the previous period and as a result this table may not be comparable to previous financial statements. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

08

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford EAFE Fund

	Shares	Value
COMMON STOCKS — 98.4%
ARGENTINA — 1.2%
MercadoLibre, Inc.	119,410	$35,695,231
AUSTRIA — 1.4%
ams AG *	524,481	38,895,582
BELGIUM — 1.6%
Umicore SA	800,977	45,725,768
CHINA — 17.4%
Alibaba Group Holding Ltd. ADR *	683,570	126,822,742
Baidu, Inc. ADR *	497,507	120,894,201
Ctrip.com International Ltd. ADR *	378,340	18,020,334
New Oriental Education & Technology Group, Inc. ADR	489,191	46,306,820
TAL Education Group ADR *	1,503,514	55,329,315
Tencent Holdings Ltd.	2,612,400	131,182,719
		498,556,131
DENMARK — 3.2%
Chr. Hansen Holding A/S	277,034	25,503,997
Genmab A/S *	291,822	44,902,115
Novozymes A/S, B Shares	408,202	20,646,140
		91,052,252
FRANCE — 7.7%
Essilor International SA	166,723	23,507,341
Kering	204,930	115,437,184
L'Oreal SA	333,281	82,162,776
		221,107,301
GERMANY — 8.2%
Aixtron SE *	1,098,288	14,134,052
BASF SE	422,654	40,350,214
Delivery Hero AG 144A *†	459,628	24,362,616
MorphoSys AG *	178,517	21,791,740
Puma SE	17,077	9,976,527
Rocket Internet SE 144A *†	662,564	21,200,196
Zalando SE 144A *†	1,878,721	104,705,022
		236,520,367

The accompanying notes are an integral part of the financial statements.
09

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford EAFE Fund

	Shares	Value
HONG KONG — 5.2%
AIA Group Ltd.	13,803,800	$120,250,580
Hong Kong Exchanges & Clearing Ltd.	966,201	28,916,026
		149,166,606
INDIA — 0.4%
Housing Development Finance Corp., Ltd.	455,866	12,702,515
ISRAEL — 1.5%
Wix.com Ltd. *	440,142	44,146,243
ITALY — 5.2%
Ferrari NV	1,097,769	148,384,732
JAPAN — 14.7%
Don Quijote Holdings Co., Ltd.	577,500	27,719,261
M3, Inc.	2,316,300	92,115,197
Nidec Corp.	311,300	46,567,268
Pigeon Corp.	602,800	29,294,358
Rakuten, Inc.	2,057,100	13,884,736
SBI Holdings, Inc.	969,500	24,858,282
SMC Corp.	140,500	51,435,759
SoftBank Group Corp.	1,355,300	96,779,467
Sysmex Corp.	432,600	40,307,365
		422,961,693
NETHERLANDS — 5.5%
ASML Holding NV	798,895	158,089,378
NORWAY — 0.6%
Schibsted ASA, Class A	322,112	9,767,759
Schibsted ASA, Class B	295,741	8,343,118
		18,110,877
PORTUGAL — 0.4%
Jeronimo Martins SGPS SA	759,326	10,937,715
SPAIN — 5.0%
Banco Bilbao Vizcaya Argentaria SA	5,021,521	35,414,662
Distribuidora Internacional de Alimentacion SA	1,714,028	4,979,150

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford EAFE Fund

	Shares	Value
Inditex SA	2,989,161	$101,793,365
		142,187,177
SWEDEN — 7.3%
Alfa Laval AB	1,028,422	24,278,856
Atlas Copco AB, A Shares	1,612,692	46,704,453
Elekta AB, B Shares	1,427,595	18,763,801
Epiroc AB, Class A *	1,612,692	16,923,205
Kinnevik AB, B Shares	1,432,888	48,828,755
Svenska Handelsbanken AB, A Shares	4,803,747	53,203,657
		208,702,727
SWITZERLAND — 1.5%
Compagnie Financiere Richemont SA	494,374	41,791,643
UNITED KINGDOM — 8.6%
Dialog Semiconductor PLC *	301,806	4,574,452
Fiat Chrysler Automobiles NV *	5,583,924	105,336,617
Ocado Group PLC *	2,635,358	35,615,254
Rolls-Royce Holdings PLC *	5,941,621	77,390,013
Rolls-Royce Holdings PLC Entitlement *	421,855,091	556,743
Standard Chartered PLC	2,729,188	24,790,321
		248,263,400
UNITED STATES — 1.8%
Spotify Technology SA *	306,784	51,613,340
Total Common Stocks
(cost $1,442,879,593)		2,824,610,678
PREFERRED STOCKS — 0.7%
GERMANY — 0.7%
Sartorius AG (cost $13,120,094)	127,000	18,906,665
TOTAL INVESTMENTS — 99.1%
(cost $1,455,999,687)		$2,843,517,343
Other assets less liabilities — 0.9%		25,666,222
NET ASSETS — 100.0%		$2,869,183,565

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

*  Non-income producing security.

†  144A — Securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of these securities was $150,267,834 representing 5.2% of net assets.

‡  During the period the country classifications were updated to be sourced from Bloomberg and based upon Country of Risk. This has resulted in a change to some country classifications and thus this table may not be comparable to previous financial statements.

ADR  —  American Depositary Receipt.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$35,695,231	$—	$—	$35,695,231
Austria	—	38,895,582	—	38,895,582
Belgium	—	45,725,768	—	45,725,768
China	367,373,412	131,182,719	—	498,556,131
Denmark	—	91,052,252	—	91,052,252
France	—	221,107,301	—	221,107,301
Germany	—	236,520,367	—	236,520,367
Hong Kong	—	149,166,606	—	149,166,606
India	—	12,702,515	—	12,702,515
Israel	44,146,243	—	—	44,146,243
Italy	—	148,384,732	—	148,384,732
Japan	—	422,961,693	—	422,961,693
Netherlands	—	158,089,378	—	158,089,378
Norway	—	18,110,877	—	18,110,877
Portugal	—	10,937,715	—	10,937,715
Spain	—	142,187,177	—	142,187,177
Sweden	16,923,205	191,779,522	—	208,702,727
Switzerland	—	41,791,643	—	41,791,643
United Kingdom	—	248,263,400	—	248,263,400
United States	51,613,340	—	—	51,613,340
Total Common Stocks	515,751,431	2,308,859,247	—	2,824,610,678
Preferred Stocks
Germany	—	18,906,665	—	18,906,665
Total	$515,751,431	$2,327,765,912	$—	$2,843,517,343

For the EAFE Fund, fair value of Level 3, Level 2 and Level 1 investments at December 31, 2017 was $403,017, $2,239,988,013 and $521,802,774, respectively. $111,220,554 was transferred out of Level 1 into Level 2 during the period ended June 30, 2018. Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using inputs from a third-party vendor modeling tool to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford EAFE Fund

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2017	$403,017
Purchases	—
Sales	—
Realized gain (loss)	—
Change in unrealized gain (loss)	—
Transfers into Level 3	—
Transfers out of Level 3	(403,017)
Balance at June 30, 2018	$—
Change in unrealized gain (loss) related to Investments still held at June 30, 2018	$—

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford EAFE Fund

ASSETS
Investments, at value (cost $1,455,999,687)	$2,843,517,343
Cash	25,338,830
Dividends receivable	213,170
Tax reclaims receivable	3,832,032
Prepaid assets	33,779
Total Assets	2,872,935,154
LIABILITIES
Advisory fee payable	2,461,390
Servicing fee payable	611,224
Trustee payable	26,742
Accrued expenses	652,233
Total Liabilities	3,751,589
NET ASSETS	$2,869,183,565
COMPOSITION OF NET ASSETS
Paid-in capital	$1,403,810,190
Undistributed net investment income	3,425,057
Accumulated net realized gain on investments and foreign currency transactions	74,501,636
Net unrealized appreciation in value of investments and foreign currencies	1,387,446,682
	$2,869,183,565
NET ASSET VALUE, PER SHARE
Class 2 ($843,781,638 / 55,465,886 shares outstanding), unlimited authorized, no par value	$15.21
Class 3 ($499,834,308 / 32,780,310 shares outstanding), unlimited authorized, no par value	$15.25
Class 4 ($319,875,777 / 20,961,363 shares outstanding), unlimited authorized, no par value	$15.26
Class 5 ($1,205,413,586 / 78,817,054 shares outstanding), unlimited authorized, no par value	$15.29
Class K ($6,482 / 426 shares outstanding), unlimited authorized, no par value	$15.20	*
Institutional Class ($271,774 / 17,877 shares outstanding), unlimited authorized, no par value	$15.20

*  Net assets divided by shares does not recalculate using values rounded to the dollar.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2018

For the Six Months Ended June 30, 2018 (unaudited)
Baillie Gifford EAFE Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $7,287,179)	$28,516,077
Interest	32,213
Total Investment Income	28,548,290
EXPENSES
Advisory fee (Note B)	4,928,860
Shareholder Servicing fees — Class 2 Shares (Note B)	695,438
Shareholder Servicing fees — Class 3 Shares (Note B)	286,713
Shareholder Servicing fees — Class 4 Shares (Note B)	112,484
Shareholder Servicing fees — Class 5 Shares (Note B)	121,094
Administration & Supervisory Fee — Class K Shares (Note B)	6
Administration & Supervisory Fee — Institutional Class Shares (Note B)	39
Fund accounting	674,233
Legal	242,316
Custody	230,598
Transfer agency	58,402
Trustees' fees	54,530
Professional fees	14,340
Insurance	10,598
Miscellaneous	39,511
Total Expenses	7,469,162
Net Investment Income	21,079,128
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	33,273,742
Foreign currency transactions	(328,333)
32,945,409
Net change in unrealized appreciation (depreciation) on:
Investments	108,002,845
Translation of assets and liabilities denominated in foreign currencies	(145,359)
107,857,486
Net realized and unrealized gain on investments and foreign currency transactions	140,802,895
NET INCREASE IN NET ASSETS FROM OPERATIONS	$161,882,023

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2018

Baillie Gifford EAFE Fund

	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$21,079,128	$12,068,180
Net realized gain from investments and foreign currency transactions	32,945,409	98,888,166
Net change in unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	107,857,486	870,264,542
Net increase in net assets from operations	161,882,023	981,220,888
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class 2	—	(2,877,997)
Class 3	—	(3,036,187)
Class 4	—	(1,594,302)
Class 5	—	(6,491,622)
Class K	—	(30)
Institutional Class	—	(30)
Capital gains:
Class 2	—	(14,593,795)
Class 3	—	(11,762,424)
Class 4	—	(5,909,324)
Class 5	—	(22,211,065)
Class K	—	(120)
Institutional Class	—	(120)
Total Dividends and Distributions	—	(68,477,016)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	—	1,508
Class 2	98,457,216	109,733,985 *
Class 3	—	110,142,876
Class 4	—	25,000,000
Class K	—	5,000
Institutional Class	272,273	5,000
Purchase fees:
Class 1	—	279
Class 2	—	11,880
Class 3	—	6,994
Class 4	—	3,256
Class 5	—	12,563
Redemption fees:
Class 1	—	100
Class 2	—	16,484
Class 3	—	8,105
Class 4	—	4,201
Class 5	—	16,205
Dividends reinvested:
Class 2	—	17,464,610
Class 3	—	14,798,611
Class 4	—	7,503,626
Class 5	—	28,702,684
Class K	—	150
Institutional Class	—	150

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2018

	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017
Cost of shares redeemed:
Class 1	$—	$(20,817,261)*
Class 2	(45,380,000)	(437,863,539)
Class 3	(136,453,216)	(122,361,558)
Class 4	—	(20,000,000)
Decrease in Net Assets from Transactions in Shares of Beneficial Interest	(83,103,727)	(287,604,091)
Total Increase in Net Assets	78,778,296	625,139,781
NET ASSETS
Beginning of period	2,790,405,269	2,165,265,488
End of period (including undistributed (distributions in excess of) net investment income of $3,425,057 and $(17,654,071), respectively)	$2,869,183,565	$2,790,405,269

*  All Class 1 shareholders were converted to Class 2 during the period.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford EAFE Fund
Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
Net asset value, beginning of period	$14.39		$10.09	$10.52	$11.11	$12.58	$9.88
From Investment Operations
Net investment income(a)	0.11		0.05	0.08	0.09	0.14	0.13
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.71		4.60	0.06	(0.42)	(1.01)	2.70
Net increase (decrease) in net asset value from investment operations	0.82		4.65	0.14	(0.33)	(0.87)	2.83
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.06)	(0.07)	(0.09)	(0.14)	(0.13)
Distributions from net realized gain on investments	—		(0.29)	(0.50)	(0.17)	(0.46)	—
Total Dividends and Distributions	—		(0.35)	(0.57)	(0.26)	(0.60)	(0.13)
Proceeds from Purchase Fees and Redemption Fees(a)	—		0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value, end of period	$15.21		$14.39	$10.09	$10.52	$11.11	$12.58
Total Return
Total return based on net asset value(c)	5.70%		46.09%	1.34%	(3.07)%	(6.98)%	28.69%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$843,782		$746,817	$732,160	$732,135	$754,210	$828,208
Ratio of net expenses to average net assets	0.60	%*	0.61%	0.61%	0.62%	0.61%	0.61%
Ratio of net investment income to average net assets	1.42	%*	0.42%	0.81%	0.78%	1.18%	1.21%
Portfolio turnover rate(d)	3%		9%	18%	17%	18%	15%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford EAFE Fund
Selected data for a Class 3 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
Net asset value, beginning of period	$14.42		$10.11	$10.54	$11.13	$12.61	$9.90
From Investment Operations
Net investment income(a)	0.10		0.05	0.11	0.10	0.15	0.14
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.73		4.62	0.03	(0.43)	(1.02)	2.71
Net increase (decrease) in net asset value from investment operations	0.83		4.67	0.14	(0.33)	(0.87)	2.85
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.07)	(0.07)	(0.09)	(0.15)	(0.14)
Distributions from net realized gain on investments	—		(0.29)	(0.50)	(0.17)	(0.46)	—
Total Dividends and Distributions	—		(0.36)	(0.57)	(0.26)	(0.61)	(0.14)
Proceeds from Purchase Fees and Redemption Fees(a)	—		0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value, end of period	$15.25		$14.42	$10.11	$10.54	$11.13	$12.61
Total Return
Total return based on net asset value(c)	5.74%		46.20%	1.41%	(3.02)%	(6.91)%	28.83%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$499,834		$601,549	$433,860	$490,218	$487,943	$530,001
Ratio of net expenses to average net assets	0.53	%*	0.54%	0.54%	0.55%	0.54%	0.54%
Ratio of net investment income to average net assets	1.30	%*	0.41%	1.04%	0.85%	1.23%	1.30%
Portfolio turnover rate(d)	3%		9%	18%	17%	18%	15%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford EAFE Fund
Selected data for a Class 4 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)		For the Year Ended December 31, 2017	For the Period October 10, 2016(b) through December 31, 2016	For the Period January 1, 2016(b) through April 11, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Period October 10, 2013(a) through December 31, 2013
Net asset value, beginning of period	$14.43		$10.12	$11.49	$10.55	$11.15	$12.62	$11.68
From Investment Operations
Net investment income(c)	0.11		0.06	0.00 (d)	0.02	0.10	0.16	0.00	(d)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.72		4.62	(0.81)	(0.41)	(0.43)	(1.01)	1.08
Net increase (decrease) in net asset value from investment operations	0.83		4.68	(0.81)	(0.39)	(0.33)	(0.85)	1.08
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.08)	(0.08)	—	(0.10)	(0.16)	(0.14)
Distributions from net realized gain on investments	—		(0.29)	(0.48)	—	(0.17)	(0.46)	—
Total Dividends and Distributions	—		(0.37)	(0.56)	—	(0.27)	(0.62)	(0.14)
Proceeds from Purchase Fees and Redemption Fees(c)	—		0.00 (d)	0.00 (d)	—	0.00 (d)	0.00 (d)	0.00	(d)
Net asset value, end of period	$15.26		$14.43	$10.12	$10.16	$10.55	$11.15	$12.62
Total Return
Total return based on net asset value(e)	5.75%		46.24%	(6.97)%	(3.71)%	(2.99)%	(6.88)%	9.29%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$319,876		$302,474	$201,923	$191,724	$199,086	$205,228	$220,388
Ratio of net expenses to average net assets	0.50	%*	0.51%	0.52%*	0.51%*	0.52%	0.51%	0.52	%*
Ratio of net investment income to average net assets	1.47	%*	0.45%	0.05%*	0.65%*	0.89%	1.26%	0.03	%*
Portfolio turnover rate(f)	3%		9%	18%	18%	17%	18%	15%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Recommencement of investment operations. Class had no shareholders from April 11, 2016 to October 9, 2016. All shares of this class were redeemed on April 11, 2016 at $10.16. New shares were issued at $11.49 on October 10, 2016.

(c)  Calculated based upon average shares outstanding during the period.

(d)  Amount is less than $0.005 per share.

(e)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford EAFE Fund
Selected data for a Class 5 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
Net asset value, beginning of period	$14.46		$10.14	$10.56	$11.16	$12.64	$9.92
From Investment Operations
Net investment income(a)	0.12		0.07	0.10	0.11	0.16	0.14
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.71		4.62	0.06	(0.44)	(1.02)	2.73
Net increase (decrease) in net asset value from investment operations	0.83		4.69	0.16	(0.33)	(0.86)	2.87
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.08)	(0.08)	(0.10)	(0.16)	(0.15)
Distributions from net realized gain on investments	—		(0.29)	(0.50)	(0.17)	(0.46)	—
Total Dividends and Distributions	—		(0.37)	(0.58)	(0.27)	(0.62)	(0.15)
Proceeds from Purchase Fees and Redemption Fees(a)	—		0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value, end of period	$15.29		$14.46	$10.14	$10.56	$11.16	$12.64
Total Return
Total return based on net asset value(c)	5.78%		46.31%	1.49%	(2.94)%	(6.83)%	28.97%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,205,414		$1,139,553	$778,857	$767,415	$790,695	$848,681
Ratio of net expenses to average net assets	0.45	%*	0.46%	0.46%	0.47%	0.46%	0.46%
Ratio of net investment income to average net assets	1.52	%*	0.51%	0.98%	0.94%	1.30%	1.28%
Portfolio turnover rate(d)	3%		9%	18%	17%	18%	15%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford EAFE Fund
Selected data for a Class K Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)		For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$14.38		$12.02
From Investment Operations
Net investment income(b)	0.11		0.01
Net realized and unrealized gain on investments and foreign currency transactions	0.71		2.71
Net increase in net asset value from investment operations	0.82		2.72
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.07)
Distributions from net realized gain on investments	—		(0.29)
Total Dividends and Distributions	—		(0.36)
Net asset value, end of period	$15.20		$14.38
Total Return
Total return based on net asset value(c)	5.70%		22.62%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6		$6
Ratio of net expenses to average net assets	0.60	%*	0.60%*
Ratio of net investment income to average net assets	1.39	%*	0.14%*
Portfolio turnover rate(d)	3%		9%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford EAFE Fund
Selected data for an Institutional Class Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$14.38	$12.02
From Investment Operations
Net investment income (loss)(b)	(0.05)	0.01
Net realized and unrealized gain on investments and foreign currency transactions	0.87	2.71
Net increase in net asset value from investment operations	0.82	2.72
Dividends and Distributions to Shareholders
Dividends from net investment income	—	(0.07)
Distributions from net realized gain on investments	—	(0.29)
Total Dividends and Distributions	—	(0.36)
Net asset value, end of period	$15.20	$14.38
Total Return
Total return based on net asset value(c)	5.70%	22.62%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$272	$6
Ratio of net expenses to average net assets	0.66%*	0.60%*
Ratio of net investment income to average net assets	(0.65)%*	0.14%*
Portfolio turnover rate(d)	3%	9%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table*

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford EAFE Choice Fund

	Value	% of Total Net Assets
Apparel	$8,834,097	3.2%
Auto Manufacturers	3,238,123	1.2
Auto Parts & Equipment	3,654,688	1.3
Banks	12,294,343	4.4
Beverages	6,313,876	2.2
Building Materials	2,266,359	0.8
Chemicals	11,437,467	4.1
Commercial Services	4,648,126	1.7
Cosmetics/Personal Care	20,907,383	7.5
Diversified Financial Services	9,784,083	3.6
Electrical Components & Equipment	6,391,623	2.3
Electronics	13,858,470	5.0
Engineering & Construction	2,711,502	1.0
Food	5,480,582	1.9
Hand/Machine Tools	5,482,868	2.0
Healthcare — Products	10,570,795	3.8
Holding Companies — Diversified	4,253,640	1.6
Insurance	13,658,900	4.9
Internet	41,003,034	14.7
Investment Companies	5,227,582	1.9
Leisure Time	4,050,152	1.5
Machinery — Construction & Mining	6,920,574	2.5
Machinery — Diversified	11,205,730	4.0
Media	5,769,051	2.1
Oil & Gas Services	3,421,657	1.2
Pharmaceuticals	2,844,692	1.0
Retail	24,943,955	8.8
Semiconductors	17,009,794	6.2
Telecommunications	4,276,006	1.5
Total Value of Investments	272,459,152	97.9
Other assets less liabilities	5,798,779	2.1
Net Assets	$278,257,931	100.0%

*  The table above is based on Bloomberg Industry Group classifications. This is a change to the previous period and as a result this table may not be comparable to previous financial statements. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford EAFE Choice Fund

	Shares	Value
COMMON STOCKS — 96.5%
AUSTRALIA — 5.3%
Cochlear Ltd.	48,053	$7,114,329
SEEK Ltd.	236,897	3,817,620
Treasury Wine Estates Ltd.	292,725	3,760,940
		14,692,889
BRAZIL — 0.6%
Raia Drogasil SA	103,000	1,740,961
CHINA — 5.5%
Alibaba Group Holding Ltd. ADR *	26,456	4,908,382
Baidu, Inc. ADR *	11,292	2,743,956
Ctrip.com International Ltd. ADR *	59,621	2,839,748
JD.com, Inc. ADR *	60,931	2,373,262
Tsingtao Brewery Co., Ltd., Class H	465,943	2,552,936
		15,418,284
DENMARK — 3.4%
Novo Nordisk A/S, B Shares	61,586	2,844,692
Novozymes A/S, B Shares	131,941	6,673,344
		9,518,036
FINLAND — 1.3%
Kone Oyj, B Shares	72,568	3,689,763
FRANCE — 2.3%
Legrand SA	87,261	6,391,623
GERMANY — 6.0%
adidas AG	25,164	5,478,657
Infineon Technologies AG	193,082	4,904,540
Zalando SE 144A *†	112,826	6,288,027
		16,671,224
HONG KONG — 4.6%
AIA Group Ltd.	965,400	8,409,997
Jardine Matheson Holdings Ltd.	41,200	2,596,145
Jardine Strategic Holdings Ltd.	45,500	1,657,495
		12,663,637

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford EAFE Choice Fund

	Shares	Value
INDIA — 1.6%
Mahindra & Mahindra Ltd. GDR	248,132	$3,238,123
MakeMytrip Ltd. *	33,141	1,198,047
		4,436,170
IRELAND — 0.8%
Kingspan Group PLC	45,259	2,266,359
JAPAN — 20.9%
Advantest Corp.	154,100	3,196,479
DENSO Corp.	74,900	3,654,688
Kakaku.com, Inc.	140,500	3,163,776
Kao Corp.	53,900	4,108,343
MS&AD Insurance Group Holdings, Inc.	169,000	5,248,903
Nidec Corp.	19,900	2,976,835
Olympus Corp.	92,400	3,456,466
Pigeon Corp.	97,800	4,752,801
Shimano, Inc.	27,600	4,050,152
Shiseido Co., Ltd.	151,800	12,046,239
SMC Corp.	15,700	5,747,626
SoftBank Group Corp.	39,300	2,806,340
Sugi Holdings Co., Ltd.	31,100	1,799,285
Suruga Bank Ltd.	117,900	1,050,180
		58,058,113
NETHERLANDS — 1.4%
ASML Holding NV	19,385	3,836,002
PORTUGAL — 1.5%
Jeronimo Martins SGPS SA	298,986	4,306,745
SINGAPORE — 2.0%
United Overseas Bank Ltd.	287,973	5,643,906
SOUTH AFRICA — 3.1%
Clicks Group Ltd.	203,212	2,901,545
Naspers Ltd., N Shares	22,880	5,769,051
		8,670,596

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford EAFE Choice Fund

	Shares	Value
SPAIN — 2.7%
Distribuidora Internacional de Alimentacion SA	404,083	$1,173,837
Inditex SA	187,609	6,388,867
		7,562,704
SWEDEN — 6.4%
Atlas Copco AB, A Shares	21,971	636,292
Atlas Copco AB, B Shares	171,947	4,479,531
Epiroc AB, Class A *	21,971	230,558
Epiroc AB, Class B *	171,947	1,574,193
Investor AB, B Shares	129,055	5,227,582
Svenska Handelsbanken AB, A Shares	505,646	5,600,257
		17,748,413
SWITZERLAND — 4.6%
Compagnie Financiere Richemont SA	68,910	5,825,270
Schindler Holding AG, Participating Certificates	25,537	5,482,868
u-blox Holding AG *	7,417	1,469,666
		12,777,804
TAIWAN — 1.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	138,752	5,072,773
UNITED KINGDOM — 16.6%
ASOS PLC *	56,719	4,549,590
Auto Trader Group PLC 144A †	862,820	4,835,579
Burberry Group PLC	118,064	3,355,440
Hargreaves Lansdown PLC	284,398	7,372,076
HomeServe PLC	229,247	2,711,502
Intertek Group PLC	61,818	4,648,126
John Wood Group PLC	414,345	3,421,657
Johnson Matthey PLC	100,052	4,764,123
Jupiter Fund Management PLC	411,401	2,412,007
Rightmove PLC	88,948	6,217,677
Weir Group PLC (The)	67,334	1,768,341
		46,056,118

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford EAFE Choice Fund

	Shares	Value
UNITED STATES — 4.1%
Mettler-Toledo International, Inc. *	12,116	$7,010,681
Spotify Technology SA *	25,888	4,355,397
		11,366,078
Total Common Stocks
(cost $190,687,208)		268,588,198
PREFERRED STOCKS — 1.4%
GERMANY — 1.4%
Sartorius AG (cost $3,200,421)	26,002	3,870,954
TOTAL INVESTMENTS — 97.9%
(cost $193,887,629)		$272,459,152
Other assets less liabilities — 2.1%		5,798,779
NET ASSETS — 100.0%		$278,257,931

*  Non-income producing security.

†  144A — Securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of these securities was $11,123,606 representing 4.0% of net assets.

‡  During the period the country classifications were updated to be sourced from Bloomberg and based upon Country of Risk. This has resulted in a change to some country classifications and thus this table may not be comparable to previous financial statements.

ADR  —  American Depositary Receipt.

GDR  —  Global Depositary Receipt.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$14,692,889	$—	$14,692,889
Brazil	1,740,961	—	—	1,740,961
China	12,865,348	2,552,936	—	15,418,284
Denmark	—	9,518,036	—	9,518,036
Finland	—	3,689,763	—	3,689,763
France	—	6,391,623	—	6,391,623
Germany	—	16,671,224	—	16,671,224
Hong Kong	—	12,663,637	—	12,663,637
India	4,436,170	—	—	4,436,170
Ireland	2,266,359	—	—	2,266,359
Japan	—	58,058,113	—	58,058,113
Netherlands	—	3,836,002	—	3,836,002

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford EAFE Choice Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Portugal	$—	$4,306,745	$—	$4,306,745
Singapore	—	5,643,906	—	5,643,906
South Africa	—	8,670,596	—	8,670,596
Spain	—	7,562,704	—	7,562,704
Sweden	1,804,751	15,943,662	—	17,748,413
Switzerland	—	12,777,804	—	12,777,804
Taiwan	5,072,773	—	—	5,072,773
United Kingdom	—	46,056,118	—	46,056,118
United States	11,366,078	—	—	11,366,078
Total Common Stocks	39,552,440	229,035,758	—	268,588,198
Preferred Stocks
Germany	—	3,870,954	—	3,870,954
Total	$39,552,440	$232,906,712	$—	$272,459,152

For the EAFE Choice Fund, fair value of Level 2 and Level 1 investments at December 31, 2017 was $249,462,930 and $55,303,104, respectively. $3,173,077 was transferred out of Level 2 into Level 1 and $22,209,622 was transferred out of Level 1 into Level 2 during the period ended June 30, 2018.Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using inputs from a third-party vendor modeling tool to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford EAFE Choice Fund

ASSETS
Investments, at value (cost $193,887,629)	$272,459,152
Cash	6,243,839
Dividends receivable	338,843
Tax reclaims receivable	689,135
Prepaid assets	18,484
Total Assets	279,749,453
LIABILITIES
Payable for investments purchased	1,028,415
Advisory fee payable	241,212
Servicing fee payable	116,662
Trustee fee payable	3,071
Accrued expenses	102,162
Total Liabilities	1,491,522
NET ASSETS	$278,257,931
COMPOSITION OF NET ASSETS
Paid-in capital	$191,864,201
Undistributed net investment income	490,585
Accumulated net realized gain on investments and foreign currency transactions	7,344,863
Net unrealized appreciation in value of investments and foreign currencies	78,558,282
$278,257,931
NET ASSET VALUE, PER SHARE
Class 2 ($272,154,790 / 16,894,519 shares outstanding), unlimited authorized, no par value	$16.11
Class K ($5,939,470 / 368,803 shares outstanding), unlimited authorized, no par value	$16.10
Institutional Class ($163,671 / 10,181 shares outstanding), unlimited authorized, no par value	$16.08

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2018

For the Six Months Ended June 30, 2018 (unaudited)
Baillie Gifford EAFE Choice Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $499,814)	$3,266,336
Interest	4,739
Total Investment Income	3,271,075
EXPENSES
Advisory fee (Note B)	499,772
Shareholder Servicing fees — Class 2 Shares (Note B)	229,161
Shareholder Servicing fees — Class 3 Shares (Note B)	7,398
Administration & Supervisory Fee — Class K Shares (Note B)	851
Administration & Supervisory Fee — Institutional Class Shares (Note B)	158
Fund accounting	100,622
Custody	38,642
Transfer agency	33,147
Legal	24,964
Professional fees	14,339
Trustees' fees	5,477
Insurance	1,104
Miscellaneous	26,388
Total Expenses	982,023
Net Investment Income	2,289,052
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Investments	7,167,513
Foreign currency transactions	8,425
7,175,938
Net change in unrealized depreciation on:
Investments	(8,666,624)
Translation of assets and liabilities denominated in foreign currencies	(29,627)
(8,696,251)
Net realized and unrealized loss on investments and foreign currency transactions	(1,520,313)
NET INCREASE IN NET ASSETS FROM OPERATIONS	$768,739

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2018

Baillie Gifford EAFE Choice Fund

	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,289,052	$3,519,654
Net realized gain from investments and foreign currency transactions	7,175,938	10,725,747
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(8,696,251)	74,262,909
Net increase in net assets from operations	768,739	88,508,310
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class 2	—	(4,282,724)
Class 3	—	(432,754)
Class K	—	(92)
Institutional Class	—	(3,468)
Total Dividends and Distributions	—	(4,719,038)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	—	1,497
Class 2	27,012,849	2,010,737 *
Class 3	405,000	2,591,699
Class K	5,965,100	5,000
Institutional Class	—	199,000
Purchase fees:
Class 2	—	1,361
Class 3	—	100
Redemption fees:
Class 2	—	4,257
Class 3	—	317
Dividends reinvested:
Class 2	—	4,282,725
Class 3	—	432,754
Class K	—	92
Institutional Class	—	98
Cost of shares redeemed:
Class 1	—	(4,741)*
Class 2	(36,200,000)	(76,008,120)
Class 3	(27,282,249)	(1,910,571)
Institutional Class	(37,968)	—
Decrease in Net Assets from Transactions in Shares of Beneficial Interest	(30,137,268)	(68,393,795)
Total Increase (Decrease) in Net Assets	(29,368,529)	15,395,477
NET ASSETS
Beginning of period	307,626,460	292,230,983
End of period (including undistributed (distributions in excess of) net investment income of
$490,585 and $(1,798,467), respectively)	$278,257,931	$307,626,460

*  All Class 1 shareholders were converted to Class 2 during the period.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford EAFE Choice Fund
Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
Net asset value, beginning of period	$16.11	$12.46	$12.55	$12.43	$13.13	$11.19
From Investment Operations
Net investment income(a)	0.13	0.16	0.19	0.17	0.16	0.17
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.13)	3.74	(0.13)	0.09 (e)	(0.75)	2.19
Net increase (decrease) in net asset value from investment operations	—	3.90	0.06	0.26	(0.59)	2.36
Dividends and Distributions to Shareholders
Dividends from net investment income	—	(0.25)	(0.16)	(0.15)	(0.14)	(0.43)
Total Dividends and Distributions	—	(0.25)	(0.16)	(0.15)	(0.14)	(0.43)
Proceeds from Purchase Fees and Redemption Fees(a)	—	0.00 (b)	0.01	0.01	0.03	0.01
Net asset value, end of period	$16.11	$16.11	$12.46	$12.55	$12.43	$13.13
Total Return
Total return based on net asset value(c)	(0.02)%	31.28%	0.59%	2.16%	(4.25)%	21.20%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$272,155	$280,488	$272,338	$229,032	$110,234	$94,942
Ratio of net expenses to average net assets	0.69%*	0.67%	0.65%	0.65%	0.66%	0.67%
Ratio of net investment income to average net assets	1.61%*	1.06%	1.46%	1.29%	1.23%	1.41%
Portfolio turnover rate(d)	13%	12%	23%	16%	23%	25%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

(e)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford EAFE Choice Fund
Selected data for a Class K Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)		For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$16.10		$14.15
From Investment Operations
Net investment income(b)	0.07		0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.07)		2.13
Net increase (decrease) in net asset value from investment operations	—		2.21
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.26)
Total Dividends and Distributions	—		(0.26)
Net asset value, end of period	$16.10		$16.10
Total Return
Total return based on net asset value(c)	0.00	%(d)	15.63%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5,939		$6
Ratio of net expenses to average net assets	0.69	%*	0.68%*
Ratio of net investment income to average net assets	1.40	%*	0.73%*
Portfolio turnover rate(e)	13%		12%

*  Annualized.

(a)  Commencement of operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Amount is less than 0.005%

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford EAFE Choice Fund
Selected data for an Institutional Class Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)	For the Period April 28, 2017(a) through June 30, 2017
Net asset value, beginning of period	$16.09	$14.15
From Investment Operations
Net investment income(b)	0.13	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.14)	2.21
Net increase (decrease) in net asset value from investment operations	(0.01)	2.22
Dividends and Distributions to Shareholders
Dividends from net investment income	—	(0.28)
Total Dividends and Distributions	—	(0.28)
Net asset value, end of period	$16.08	$16.09
Total Return
Total return based on net asset value(c)	(0.06)%	15.68%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$164	$201
Ratio of net expenses to average net assets	0.79%*	0.68%*
Ratio of net investment income to average net assets	1.56%*	0.14%*
Portfolio turnover rate	13%	12%

*  Annualized.

(a)  Commencement of operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table*

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford EAFE Pure Fund

	Value	% of Total Net Assets
Apparel	$15,524,208	3.7%
Auto Parts & Equipment	6,196,868	1.5
Banks	21,422,025	5.2
Beverages	7,083,351	1.7
Building Materials	3,898,214	0.9
Chemicals	19,873,161	4.8
Commercial Services	9,113,464	2.2
Cosmetics/Personal Care	30,653,886	7.4
Diversified Financial Services	18,054,861	4.4
Electrical Components & Equipment	9,902,068	2.4
Electronics	25,539,487	6.1
Engineering & Construction	4,547,044	1.1
Food	9,264,445	2.2
Hand/Machine Tools	9,216,337	2.2
Healthcare — Products	18,419,631	4.4
Holding Companies — Diversified	7,230,517	1.7
Insurance	22,360,467	5.4
Internet	48,846,543	11.8
Investment Companies	9,589,699	2.3
Leisure Time	9,288,936	2.2
Machinery — Construction & Mining	12,236,691	2.9
Machinery — Diversified	17,674,441	4.2
Oil & Gas Services	5,605,392	1.4
Pharmaceuticals	4,786,820	1.2
Retail	34,659,079	8.3
Semiconductors	24,237,276	5.9
Telecommunications	7,244,409	1.8
Total Value of Investments	412,469,320	99.3
Other assets less liabilities	2,861,339	0.7
Net Assets	$415,330,659	100.0%

*  The table above is based on Bloomberg Industry Group classifications. This is a change to the previous period and as a result this table may not be comparable to previous financial statements. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford EAFE Pure Fund

	Shares	Value
COMMON STOCKS — 97.8%
AUSTRALIA — 6.2%
Cochlear Ltd.	81,435	$12,056,592
SEEK Ltd.	400,132	6,448,169
Treasury Wine Estates Ltd.	551,318	7,083,351
		25,588,112
DENMARK — 3.7%
Novo Nordisk A/S, B Shares	103,632	4,786,820
Novozymes A/S, B Shares	205,946	10,416,387
		15,203,207
FINLAND — 1.5%
Kone Oyj, B Shares	118,997	6,050,472
FRANCE — 2.4%
Legrand SA	135,187	9,902,068
GERMANY — 7.2%
adidas AG	41,928	9,128,483
Infineon Technologies AG	393,043	9,983,814
Zalando SE 144A *†	192,653	10,736,952
		29,849,249
HONG KONG — 4.7%
AIA Group Ltd.	1,425,200	12,415,503
Jardine Matheson Holdings Ltd.	84,800	5,343,522
Jardine Strategic Holdings Ltd.	51,800	1,886,995
		19,646,020
IRELAND — 0.9%
Kingspan Group PLC	77,847	3,898,214

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford EAFE Pure Fund

	Shares	Value
JAPAN — 24.6%
Advantest Corp.	251,300	$5,212,688
DENSO Corp.	127,000	6,196,868
Kakaku.com, Inc.	309,900	6,978,321
Kao Corp.	103,900	7,919,422
MS&AD Insurance Group Holdings, Inc.	320,200	9,944,964
Murata Manufacturing Co. Ltd.	28,400	4,767,690
Nidec Corp.	32,700	4,891,583
Olympus Corp.	170,100	6,363,039
Pigeon Corp.	145,800	7,085,463
Shimano, Inc.	63,300	9,288,936
Shiseido Co., Ltd.	197,200	15,649,001
SMC Corp.	24,400	8,932,616
SoftBank Group Corp.	67,700	4,834,332
Sugi Holdings Co., Ltd.	45,400	2,626,610
Suruga Bank Ltd.	182,600	1,626,487
		102,318,020
NETHERLANDS — 2.2%
ASML Holding NV	45,687	9,040,774
PORTUGAL — 1.7%
Jeronimo Martins SGPS SA	488,368	7,034,699
SINGAPORE — 2.4%
United Overseas Bank Ltd.	503,089	9,859,907
SPAIN — 3.2%
Distribuidora Internacional de Alimentacion SA	767,570	2,229,746
Inditex SA	328,329	11,180,968
		13,410,714
SWEDEN — 7.6%
Atlas Copco AB, A Shares	278,827	8,074,984
Atlas Copco AB, B Shares	35,100	914,419
Epiroc AB, A Shares *	278,827	2,925,944
Epiroc AB, B Shares *	35,100	321,344
Investor AB, B Shares	236,744	9,589,699
Svenska Handelsbanken AB, A Shares	897,086	9,935,631
		31,762,021

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford EAFE Pure Fund

	Shares	Value
SWITZERLAND — 5.2%
Compagnie Financiere Richemont SA	119,650	$10,114,549
Schindler Holding AG	42,926	9,216,337
u-blox Holding AG *	12,163	2,410,077
		21,740,963
UNITED KINGDOM — 20.2%
ASOS PLC *	109,417	8,776,645
Auto Trader Group PLC 144A †	1,341,665	7,519,213
Burberry Group PLC	225,039	6,395,725
Hargreaves Lansdown PLC	542,739	14,068,710
HomeServe PLC	384,435	4,547,044
Intertek Group PLC	121,205	9,113,464
John Wood Group PLC	678,784	5,605,392
Johnson Matthey PLC	198,603	9,456,774
Jupiter Fund Management PLC	679,893	3,986,151
Rightmove PLC	166,841	11,662,583
Weir Group PLC (The)	102,480	2,691,353
		83,823,054
UNITED STATES — 4.1%
Mettler-Toledo International, Inc. *	16,722	9,675,851
Spotify Technology SA *	44,351	7,461,612
		17,137,463
Total Common Stocks
(cost $356,369,947)		406,264,957
PREFERRED STOCKS — 1.5%
GERMANY — 1.5%
Sartorius AG (cost $5,462,191)	41,676	6,204,363
TOTAL INVESTMENTS — 99.3%
(cost $361,832,138)		$412,469,320
Other assets less liabilities — 0.7%		2,861,339
NET ASSETS — 100.0%		$415,330,659

*  Non-income producing security.

†  144A — Securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of these securities was $18,256,165 representing 4.4% of net assets.

‡  During the period the country classifications were updated to be sourced from Bloomberg and based upon Country of Risk. This has resulted in a change to some country classifications and thus this table may not be comparable to previous financial statements.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford EAFE Pure Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$25,588,112	$—	$25,588,112
Denmark	—	15,203,207	—	15,203,207
Finland	—	6,050,472	—	6,050,472
France	—	9,902,068	—	9,902,068
Germany	—	29,849,249	—	29,849,249
Hong Kong	—	19,646,020	—	19,646,020
Ireland	3,898,214	—	—	3,898,214
Japan	—	102,318,020	—	102,318,020
Netherlands	—	9,040,774	—	9,040,774
Portugal	—	7,034,699	—	7,034,699
Singapore	—	9,859,907	—	9,859,907
Spain	—	13,410,714	—	13,410,714
Sweden	3,247,288	28,514,733	—	31,762,021
Switzerland	—	21,740,963	—	21,740,963
United Kingdom	—	83,823,054	—	83,823,054
United States	17,137,463	—	—	17,137,463
Total Common Stocks	24,282,965	381,981,992	—	406,264,957
Preferred Stocks
Germany	—	6,204,363	—	6,204,363
Total	$24,282,965	$388,186,355	$—	$412,469,320

For the EAFE Pure Fund, fair value of Level 2 and Level 1 investments at December 31, 2017 was $277,314,529 and $23,498,798, respectively. $14,670,104 was transferred out of Level 1 into Level 2 during the period ended June 30, 2018. Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using inputs from a third-party vendor modeling tool to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford EAFE Pure Fund

ASSETS
Investments, at value (cost $361,832,138)	$412,469,320
Cash	3,092,460
Receivable for investments sold	1,003,263
Tax reclaims receivable	766,413
Dividends receivable	339,347
Prepaid assets	19,116
Total Assets	417,689,919
LIABILITIES
Advisory fee payable	348,256
Payable for investment purchased	1,769,020
Servicing fee payable	154,645
Trustee fee payable	3,038
Accrued expenses	84,301
Total Liabilities	2,359,260
NET ASSETS	$415,330,659
COMPOSITION OF NET ASSETS
Paid-in capital	$365,355,507
Undistributed net investment income	1,401,430
Accumulated net realized loss on investments and foreign currency transactions	(2,049,834)
Net unrealized appreciation in value of investments and foreign currencies	50,623,556
	$415,330,659
NET ASSET VALUE, PER SHARE
Class 2 ($216,531,097 / 17,949,352 shares outstanding), unlimited authorized, no par value	$12.06
Class 3 ($82,601,401 / 6,778,981 shares outstanding), unlimited authorized, no par value	$12.18
Class K ($116,192,439 / 9,632,962 shares outstanding), unlimited authorized, no par value	$12.06
Institutional Class ($5,722 / 474 shares outstanding), unlimited authorized, no par value	$12.06	*

*  Net assets divided by shares does not recalculate using values rounded to the dollar.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2018

For the Six Months Ended June 30, 2018 (unaudited)
Baillie Gifford EAFE Pure Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $674,190)	$4,499,544
Interest	10,026
Total Investment Income	4,509,570
EXPENSES
Advisory fee (Note B)	615,468
Shareholder Servicing fees — Class 2 Shares (Note B)	186,796
Shareholder Servicing fees — Class 3 Shares (Note B)	41,524
Administration & Supervisory Fee — Class K Shares (Note B)	41,550
Administration & Supervisory Fee — Institutional Class Shares (Note B)	5
Fund accounting	94,718
Transfer agency	32,236
Legal	27,039
Custody	26,943
Professional fees	13,517
Trustees' fees	5,986
Insurance	1,164
Miscellaneous	26,500
Total Expenses	1,113,446
Net Investment Income	3,396,124
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss from:
Investments	(3,809,169)
Foreign currency transactions	(2,109)
(3,811,278)
Net change in unrealized appreciation (depreciation) on:
Investments	512,600
Translation of assets and liabilities denominated in foreign currencies	(28,268)
484,332
Net realized and unrealized loss on investments and foreign currency transactions	(3,326,946)
NET INCREASE IN NET ASSETS FROM OPERATIONS	$69,178

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2018

Baillie Gifford EAFE Pure Fund

	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,396,124	$3,433,271
Net realized gain (loss) from investments and foreign currency transactions	(3,811,278)	5,751,979
Net change in unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	484,332	56,347,390
Net increase in net assets from operations	69,178	65,532,640
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class 2	—	(3,944,235)
Class 3	—	(1,529,526)
Class K	—	(105)
Institutional Class	—	(105)
Total Dividends and Distributions	—	(5,473,971)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	—	1,497
Class 2	4,000	19,968,711 *
Class 3	—	74,325,352
Class K	116,407,000	5,000
Institutional Class	—	5,000
Purchase fees:
Class 1	—	5
Class 2	—	198,413
Class 3	—	1
Redemption fees:
Class 2	—	3,003
Dividends reinvested:
Class 2	—	3,944,235
Class 3	—	1,529,525
Class K	—	105
Institutional Class	—	105
Cost of shares redeemed:
Class 1	—	(4,715)*
Class 2	(5,000,000)	(23,503,003)
Class 3	—	(5,000,000)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	111,411,000	71,473,234
Total Increase in Net Assets	111,480,178	131,531,903
NET ASSETS
Beginning of period	303,850,481	172,318,578
End of period (including undistributed (distributions in excess of) net investment income of $1,401,430 and $(1,994,694), respectively)	$415,330,659	$303,850,481

*  All Class 1 shareholders were converted to Class 2 during the period.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford EAFE Pure Fund
Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016		For the Year Ended December 31, 2015	For the Period April 15, 2014(a) through December 31, 2014
Net asset value, beginning of period	$12.06	$9.55	$9.70		$9.36	$10.00
From Investment Operations
Net investment income(b)	0.11	0.14	0.17		0.13	0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.11)	2.58	(0.18)		0.27 (f)	(0.69)
Net increase (decrease) in net asset value from investment operations	—	2.72	(0.01)		0.40	(0.61)
Dividends and Distributions to Shareholders
Dividends from net investment income	—	(0.22)	(0.14)		(0.09)	(0.06)
Distributions from net realized gain on investments	—	—	—		—	(0.00	)(c)
Total Dividends and Distributions	—	(0.22)	(0.14)		(0.09)	(0.06)
Proceeds from Purchase Fees and Redemption Fees(b)	—	0.01	(0.00	)(c)	0.03	0.03
Net asset value, end of period	$12.06	$12.06	$9.55		$9.70	$9.36
Total Return
Total return based on net asset value(d)	0.06%	28.59%	(0.20)%		4.61%	(5.79)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$216,531	$221,316	$172,316		$172,659	$43,223
Ratio of expenses to average net assets	0.65%*	0.66%	0.66%		0.66%	0.70	%*
Ratio of net investment income to average net assets	1.86%*	1.22%	1.73%		1.36%	1.17	%*
Portfolio turnover rate(e)	13%	21%	13%		18%	5%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

(f)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford EAFE Pure Fund
Selected data for a Class 3 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)	For the Period March 24, 2017(a) through December 31, 2017
Net asset value, beginning of period	$12.17	$10.49
From Investment Operations
Net investment income(b)	0.12	0.12
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.11)	1.79
Net increase in net asset value from investment operations	0.01	1.91
Dividends and Distributions to Shareholders
Dividends from net investment income	—	(0.23)
Total Dividends and Distributions	—	(0.23)
Proceeds from Purchase Fees and Redemption Fees(b)	—	0.00 (c)
Net asset value, end of period	$12.18	$12.17
Total Return
Total return based on net asset value(d)	0.10%	18.25%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$82,601	$82,523
Ratio of net expenses to average net assets	0.58%*	0.58%*
Ratio of net investment income to average net assets	1.94%	1.32%*
Portfolio turnover rate(e)	13%	21%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford EAFE Pure Fund
Selected data for a Class K Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$12.06	$10.74
From Investment Operations
Net investment income(b)	0.13	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.13)	1.47
Net increase (decrease) in net asset value from investment operations	—	1.54
Dividends and Distributions to Shareholders
Dividends from net investment income	—	(0.22)
Total Dividends and Distributions	—	(0.22)
Net asset value, end of period	$12.06	$12.06
Total Return
Total return based on net asset value(c)	0.00%	14.39%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$116,192	$6
Ratio of net expenses to average net assets	0.65%*	0.66%*
Ratio of net investment income to average net assets	2.25%*	0.87%*
Portfolio turnover rate(d)	13%	21%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford EAFE Pure Fund
Selected data for an Institutional Class Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$12.06	$10.74
From Investment Operations
Net investment income(b)	0.12	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.12)	1.47
Net increase (decrease) in net asset value from investment operations	—	1.54
Dividends and Distributions to Shareholders
Dividends from net investment income	—	(0.22)
Total Dividends and Distributions	—	(0.22)
Net asset value, end of period	$12.06	$12.06
Total Return
Total return based on net asset value(c)	0.08%	14.39%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6	$6
Ratio of net expenses to average net assets	0.65%*	0.66%*
Ratio of net investment income to average net assets	1.90%*	0.87%*
Portfolio turnover rate(d)	13%	21%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table*

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford Emerging Markets Fund

	Value	% of Total Net Assets
Apparel	$18,646,882	1.0%
Auto Manufacturers	78,258,760	4.3
Auto Parts & Equipment	11,005,709	0.6
Banks	310,456,174	17.3
Building Materials	36,674,370	2.1
Chemicals	30,510,757	1.7
Commercial Services	6,926,104	0.4
Computers	28,183,918	1.6
Diversified Financial Services	60,769,655	3.3
Electronics	34,738,919	2.0
Food	34,255,137	2.0
Holding Companies — Diversified	11,774,269	0.7
Home Furnishings	17,769,247	1.0
Insurance	109,735,965	6.2
Internet	323,982,608	18.0
Machinery — Construction & Mining	10,631,595	0.6
Media	37,105,487	2.1
Mining	68,719,707	3.8
Miscellaneous Manufacturing	29,795,130	1.6
Oil & Gas	222,419,348	12.4
Real Estate	30,331,562	1.7
Retail	16,384,238	0.9
Semiconductors	196,115,759	10.8
Software	21,585,411	1.2
Telecommunications	12,238,401	0.7
Total Value of Investments	1,759,015,112	98.0
Other assets less liabilities	36,002,593	2.0
Net Assets	$1,795,017,705	100.0%

*  The table above is based on Bloomberg Industry Group classifications. This is a change to the previous period and as a result this table may not be comparable to previous financial statements. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford Emerging Markets Fund

	Shares	Value
COMMON STOCKS — 94.6%
ARGENTINA — 1.1%
MercadoLibre, Inc.	67,159	$20,075,840
BRAZIL — 4.5%
B3 SA — Brasil Bolsa Balcao	1,471,200	7,796,800
Banco Bradesco SA ADR	3,804,894	26,101,573
BRF SA ADR *	689,791	3,228,222
Kroton Educacional SA	2,871,000	6,926,104
Petroleo Brasileiro SA ADR	2,962,488	29,713,755
Petroleo Brasileiro SA ADR	701,902	6,204,814
		79,971,268
CANADA — 0.7%
Valeura Energy, Inc. *	3,429,200	12,468,395
CHINA — 32.8%
Alibaba Group Holding Ltd. ADR *	564,759	104,779,737
Brilliance China Automotive Holdings Ltd.	8,020,000	14,389,553
China Merchants Bank Co., Ltd., Class H *	12,666,500	46,592,596
China Vanke Co., Ltd., Class H	4,959,700	17,296,865
CNOOC Ltd.	51,427,000	88,122,501
Geely Automobile Holdings Ltd.	4,970,000	12,787,274
JD.com, Inc. ADR *	596,784	23,244,737
Kingsoft Corp. Ltd.	3,717,000	11,218,362
Minth Group Ltd.	2,602,000	11,005,709
Ping An Insurance Group Co. of China Ltd., Class H	7,596,000	69,561,691
Shenzhou International Group Holdings Ltd.	1,016,000	12,502,270
SINA Corp. *	109,662	9,287,275
Sohu.com Ltd. *	174,298	6,187,579
Sunny Optical Technology Group Co., Ltd.	711,400	13,194,593
Tencent Holdings Ltd.	2,726,500	136,912,296
ZTE Corp., Class H *	8,094,200	12,238,401
		589,321,439
HONG KONG — 1.0%
Haier Electronics Group Co., Ltd.	5,208,300	17,769,247

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford Emerging Markets Fund

	Shares	Value
INDIA — 14.1%
Ambuja Cements Ltd.	2,154,586	$6,524,910
Asian Paints Ltd.	755,499	13,945,228
Housing Development Finance Corp., Ltd.	1,901,082	52,972,855
ICICI Bank Ltd. *	959,720	3,860,123
ICICI Bank Ltd. ADR *	2,108,391	16,930,380
ICICI Prudential Life Insurance Co. Ltd. 144A †	1,487,894	8,205,495
Mahindra & Mahindra Ltd.	2,349,388	30,789,400
Maruti Suzuki India Ltd.	157,450	20,292,533
Reliance Industries Ltd.	4,418,296	62,774,857
Tata Consultancy Services Ltd.	1,045,003	28,183,918
UltraTech Cement Ltd.	166,482	9,283,917
		253,763,616
INDONESIA — 1.7%
Bank Mandiri Persero Tbk PT	23,702,900	11,340,136
Bank Rakyat Indonesia Persero Tbk PT	98,105,900	19,404,458
		30,744,594
MEXICO — 4.1%
Alfa SAB de CV, Class A	10,140,500	11,774,269
Cemex SAB de CV ADR *	3,180,723	20,865,543
Grupo Financiero Banorte SAB de CV, Class O	3,989,500	23,458,607
Wal-Mart de Mexico SAB de CV	6,207,460	16,384,238
		72,482,657
PERU — 0.8%
Credicorp Ltd.	64,512	14,522,941
PHILIPPINES — 0.7%
Ayala Land, Inc.	7,480,700	5,311,326
SM Prime Holdings, Inc.	11,465,400	7,723,371
		13,034,697
POLAND — 0.8%
KGHM Polska Miedz SA	600,234	14,070,031
RUSSIA — 7.9%
Magnit PJSC GDR Reg S	960,459	17,212,031
MMC Norilsk Nickel PJSC ADR	3,057,623	54,649,676

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford Emerging Markets Fund

	Shares	Value
Sberbank of Russia PJSC ADR	4,903,362	$70,140,235
		142,001,942
SOUTH AFRICA — 2.1%
Naspers Ltd., N Shares	147,160	37,105,487
SOUTH KOREA — 9.4%
DB Insurance Co., Ltd.	179,456	9,503,658
Doosan Bobcat, Inc.	370,248	10,631,595
Hyundai Marine & Fire Insurance Co., Ltd.	281,576	8,526,379
LG Chem Ltd.	55,346	16,565,529
NAVER Corp.	13,652	9,342,128
NCSoft Corp.	42,529	14,153,016
Netmarble Corp. 144A †	75,776	10,367,049
Orion Corp.	103,471	13,814,884
Samsung Electronics Co., Ltd.	1,479,002	61,954,776
Samsung Fire & Marine Insurance Co., Ltd.	58,828	13,938,742
		168,797,756
TAIWAN — 8.5%
ASE Industrial Holding Co. Ltd.	2,898,666	6,807,304
Eclat Textile Co., Ltd.	517,360	6,144,612
Hon Hai Precision Industry Co., Ltd.	9,544,848	26,010,355
Largan Precision Co., Ltd.	113,000	16,600,537
MediaTek, Inc.	818,000	8,029,563
Pegatron Corp.	4,251,000	8,728,564
Taiwan Semiconductor Manufacturing Co., Ltd.	11,365,310	80,705,967
		153,026,902
THAILAND — 2.4%
Kasikornbank PCL NVDR	3,236,100	18,933,652
Siam Commercial Bank PCL NVDR	6,810,100	24,313,897
		43,247,549
TURKEY — 0.7%
Turkiye Garanti Bankasi AS	6,782,615	12,372,526

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford Emerging Markets Fund

	Shares	Value
UNITED KINGDOM — 1.3%
Premier Oil PLC *	13,681,734	$23,135,026
Total Common Stocks
(cost $1,307,316,515)		1,697,911,913
PREFERRED STOCKS — 3.4%
BRAZIL — 1.3%
Banco Bradesco SA	3,254,161	22,485,050
SOUTH KOREA — 2.1%
Samsung Electronics Co., Ltd.	1,143,601	38,618,149
Total Preferred Stocks
(cost $41,017,526)		61,103,199
TOTAL INVESTMENTS — 98.0%
(cost $1,348,334,041)		$1,759,015,112
Other assets less liabilities — 2.0%		36,002,593
NET ASSETS — 100.0%		$1,795,017,705

*  Non-income producing security.

†  144A — Securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of these securities was $18,572,544 representing 1.0% of net assets.

‡  During the period the country classifications were updated to be sourced from Bloomberg and based upon Country of Risk. This has resulted in a change to some country classifications and thus this table may not be comparable to previous financial statements.

ADR  —  American Depositary Receipt.

GDR  —  Global Depositary Receipt.

NVDR  —  Non-Voting Depositary Receipt.

Reg S — Regulation S ("Reg S") under the Securities Act of 1933, as amended ("1933 Act") is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At June 30, 2018, the net value of these securities was $17,212,031 representing 1.0% of net assets.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford Emerging Markets Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$20,075,840	$—	$—	$20,075,840
Brazil	79,971,268	—	—	79,971,268
Canada	12,468,395	—	—	12,468,395
China	143,499,328	445,822,111	—	589,321,439
Hong Kong	—	17,769,247	—	17,769,247
India	16,930,380	236,833,236	—	253,763,616
Indonesia	—	30,744,594	—	30,744,594
Mexico	72,482,657	—	—	72,482,657
Peru	14,522,941	—	—	14,522,941
Philippines	—	13,034,697	—	13,034,697
Poland	—	14,070,031	—	14,070,031
Russia	—	142,001,942	—	142,001,942
South Africa	—	37,105,487	—	37,105,487
South Korea	—	168,797,756	—	168,797,756
Taiwan	6,807,304	146,219,598	—	153,026,902
Thailand	—	43,247,549	—	43,247,549
Turkey	—	12,372,526	—	12,372,526
United Kingdom	—	23,135,026	—	23,135,026
Total Common Stocks	366,758,113	1,331,153,800	—	1,697,911,913
Preferred Stocks
Brazil	22,485,050	—	—	22,485,050
South Korea	—	38,618,149	—	38,618,149
Total Preferred Stocks	22,485,050	38,618,149	—	61,103,199
Total	$389,243,163	$1,369,771,949	$—	$1,759,015,112

For the Emerging Markets Fund, fair value of Level 2 and Level 1 investments at December 31, 2017 was $1,326,258,652 and $370,623,002, respectively. $48,689,851 was transferred out of Level 2 into Level 1 and $94,063,515 was transferred out of Level 1 into Level 2 during the period ended June 30, 2018. Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using inputs from a third-party vendor modeling tool to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford Emerging Markets Fund

ASSETS
Investments, at value (cost $ 1,348,334,041)	$1,759,015,112
Cash	29,334,122
Capital shares sold receivable	12,607,917
Dividends receivable	10,033,105
Tax reclaims receivable	20,561
Prepaid assets	27,163
Total Assets	1,811,037,980
LIABILITIES
Advisory fee payable	2,456,646
Payable for investments purchased	3,144,261
Servicing fee payable	288,435
Trustee fee payable	18,020
Payable for deferred Indian capital gains tax	9,584,027
Accrued expenses	528,886
Total Liabilities	16,020,275
NET ASSETS	$1,795,017,705
COMPOSITION OF NET ASSETS
Paid-in capital	$1,253,793,477
Undistributed net investment income	4,779,018
Accumulated net realized gain on investments and foreign currency transactions	135,658,567
Net unrealized appreciation in value of investments and foreign currencies (net of deferred Indian capital gain tax)	400,786,643
$1,795,017,705
NET ASSET VALUE, PER SHARE
Class 2 ($209,963,885 / 9,990,526 shares outstanding), unlimited authorized, no par value	$21.02
Class 3 ($180,998,558 / 8,541,401 shares outstanding), unlimited authorized, no par value	$21.19
Class 5 ($1,111,665,245 / 51,223,161 shares outstanding), unlimited authorized, no par value	$21.70
Class K ($291,466,008 / 13,886,655 shares outstanding), unlimited authorized, no par value	$20.99
Institutional Class ($924,009 / 43,998 shares outstanding), unlimited authorized, no par value	$21.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2018

For the Six Months Ended June 30, 2018 (unaudited)
Baillie Gifford Emerging Markets Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $ 2,705,610)	$17,133,102
Interest	75,111
Total Investment Income	17,208,213
EXPENSES
Advisory fee (Note B)	4,961,299
Shareholder Servicing fees — Class 2 Shares (Note B)	184,299
Shareholder Servicing fees — Class 3 Shares (Note B)	98,092
Shareholder Servicing fees — Class 5 Shares (Note B)	122,079
Administration & Supervisory Fee — Class K Shares (Note B)	144,663
Administration & Supervisory Fee — Institutional Class Shares (Note B)	102
Fund accounting	449,282
Custody	376,795
Legal	154,222
Transfer agency	46,619
Trustees' fees	34,200
Professional fees	21,321
Insurance	6,792
Miscellaneous	33,940
Total Expenses	6,633,705
Net Investment Income	10,574,508
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Investments	55,481,192
Foreign currency transactions	37,558
55,518,750
Net change in unrealized depreciation on:
Investments (net of deferred Indian capital gains tax $9,880,375) (Note A)	(216,537,085)
Translation of assets and liabilities denominated in foreign currencies	(29,209)
(216,566,294)
Net realized and unrealized loss on investments and foreign currency transactions	(161,047,544)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(150,473,036)
The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2018

Baillie Gifford Emerging Markets Fund

	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$10,574,508	$15,348,183
Net realized gain from investments and foreign currency transactions	55,518,750	156,392,889
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(216,566,294)	537,941,090
Net increase (decrease) in net asset from operations	(150,473,036)	709,682,162
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class 2	—	(2,175,573)
Class 3	—	(2,236,030)
Class 5	—	(14,640,063)
Class K	—	(811,639)
Institutional Class	—	(72)
Capital gains:
Class 2	—	(1,598,271)
Class 3	—	(1,527,382)
Class 5	—	(9,476,620)
Class K	—	(555,567)
Institutional Class	—	(50)
Total Dividends and Distributions	—	(33,021,267)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	—	5,696
Class 2	24,252,631	49,650,731 *
Class K	241,425,616	98,891,235
Institutional Class	946,747	5,000
Purchase fees:
Class 1	—	281
Class 2	—	4,567
Class 3	—	4,814
Class 5	—	40,345
Redemption fees:
Class 2	—	4,199
Class 3	—	3,560
Class 5	—	29,835
Dividends reinvested:
Class 2	—	3,767,062
Class 3	—	3,756,892
Class 5	—	24,075,158
Class K	—	1,339,105
Institutional Class	—	121

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2018

	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017
Cost of shares redeemed:
Class 1	$—	$(8,699,086)*
Class 2	—	(45,405,788)
Class 5	(25,308,631)	(396,049,578)
Class K	(1,615,857)	(35,000,000)
Increase (decrease) in Net Assets from Transactions in Shares of Beneficial Interest	239,700,506	(303,575,851)
Total Increase in Net Assets	89,227,470	373,085,044
NET ASSETS
Beginning of period	1,705,790,235	1,332,705,191
End of period (including undistributed (distributions in excess of) net investment income of
$4,779,018 and $(5,795,490) respectively)	$1,795,017,705	$1,705,790,235

*  All Class 1 shareholders were converted to Class 2 during the period.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford Emerging Markets Fund
Selected data for a Class 2 Share outstanding throughout each period.

	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017		For the Year Ended December 31, 2016	For the Period March 3, 2015(a) through December 31, 2015		For the Period April 8, 2014(a) through June 9, 2014	For the Period January 1, 2014(a) through January 12, 2014		For the Period April 9, 2013(b) through December 31, 2013
Net asset value, beginning of period	$22.82	$15.20		$14.88	$17.24		$16.64	$16.52		$15.60
From Investment Operations
Net investment income (loss)(c)	0.12	0.16		0.07	0.13		0.01	(0.00	)(d)	0.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.92)	7.89		0.38	(2.38)		1.18	(0.41)		1.10
Net increase (decrease) in net asset value from investment operations	(1.80)	8.05		0.45	(2.25)		1.19	(0.41)		1.20
Dividends and Distributions to Shareholders
Dividends from net investment income	—	(0.25)		(0.14)	(0.17)		—	—		(0.29)
Distributions from net realized gain on investments	—	(0.18)		—	(0.00	)(d)	—	—		—
Total Dividends and Distributions	—	(0.43)		(0.14)	(0.17)		—	—		(0.29)
Proceeds from Purchase Fees and Redemption Fees(c)	—	(0.00	)(d)	0.01	0.06		0.02	—		0.01
Net asset value, end of period	$21.02	$22.82		$15.20	$14.88		$17.85	$16.11		$16.52
Total Return
Total return based on net asset value(e)	(7.91)%	53.02%		3.10%	(12.68)%		7.27%	(2.48)%		7.90%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$209,964	$203,830		$121,739	$69,091		$9,994	$49,767		$51,029

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

	For the Six Months Ended June 30, 2018 (unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Period March 3, 2015(a) through December 31, 2015		For the Period April 8, 2014(a) through June 9, 2014		For the Period January 1, 2014(a) through January 12, 2014		For the Period April 9, 2013(b) through December 31, 2013
Ratio of net expenses to average net assets	0.84	%*	0.85%	0.87%	0.87	%*	0.90	%*	0.92	%*	0.89	%*
Ratio of net investment income (loss) to average net assets	1.06	%*	0.82%	0.52%	0.95	%*	0.46	%*	(0.90	)%*	0.90	%*
Portfolio turnover rate(f)	10%		33%	24%	46%		26%		26%		33%

*  Annualized.

(a)  Recommencement of investment operations. Class had no shareholders from January 13, 2014 to April 7, 2014 and from June 10, 2014 to March 2, 2015. All shares of this class were redeemed at $16.11 on January 12, 2014. New shares were issued at $16.64 on April 8, 2014. All shares of this class were redeemed at $17.85 on June 9, 2014. New shares were issued at $17.24 on March 3, 2015.

(b)  Commencement of investment operations.

(c)  Calculated based upon average shares outstanding during the period.

(d)  Amount is less than 0.005 per share.

(e)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford Emerging Markets Fund
Selected data for a Class 3 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017	For the Period April 01, 2016(b) through December 31, 2016	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Net asset value, beginning of period	$23.00	$15.32	$14.72	$16.74	$16.40	$14.60
From Investment Operations
Net investment income(a)	0.12	0.17	0.12	0.17	0.14	0.19
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.93)	7.96	0.62	(0.15)	0.48	1.82
Net increase (decrease) in net asset value from investment operations	(1.81)	8.13	0.74	0.02	0.62	2.01
Dividends and Distributions to Shareholders
Dividends from net investment income	—	(0.27)	(0.14)	(0.02)	(0.29)	(0.23)
Distributions from net realized gain on investments	—	(0.18)	—	—	—	—
Total Dividends and Distributions	—	(0.45)	(0.14)	(0.02)	(0.29)	(0.23)
Proceeds from Purchase Fees and Redemption Fees(a)	—	0.00 (c)	0.00 (c)	0.02	0.01	0.02
Net asset value, end of period	$21.19	$23.00	$15.32	$16.76	$16.74	$16.40
Total Return
Total return based on net asset value(d)	(7.87)%	53.13%	5.05%	0.26%	3.98%	13.94%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$180,999	$196,468	$128,303	$485,066	$317,406	$490,246
Ratio of net expenses to average net assets	0.77%*	0.78%	0.80%*	0.75%	0.74%	0.75%
Ratio of net investment income to average net assets	1.07%*	0.84%	1.09%*	1.00%	0.88%	1.18%
Portfolio turnover rate(e)	10%	33%	24%	26%	33%	51%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Recommencement of investment operations. Class had no shareholders from December 31, 2014 to March 31, 2016. All shares of this class were redeemed on December 31, 2014 at $16.76. New shares were issued at $14.72 on April 01, 2016.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford Emerging Markets Fund
Selected data for a Class 5 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
Net asset value, beginning of period	$23.55	$15.67	$15.33	$16.93
From Investment Operations
Net investment income(a)	0.13	0.19	0.13	0.14
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.98)	8.15	0.35	(1.60)
Net increase (decrease) in net asset value from investment operations	(1.85)	8.34	0.48	(1.46)
Dividends and Distributions to Shareholders
Dividends from net investment income	—	(0.28)	(0.15)	(0.19)
Distributions from net realized gain on investments	—	(0.18)	—	(0.00	)(b)
Total Dividends and Distributions	—	(0.46)	(0.15)	(0.19)
Proceeds from Purchase Fees and Redemption Fees(a)	—	0.00 (b)	0.01	0.05
Net asset value, end of period	$21.70	$23.55	$15.67	$15.33
Total Return
Total return based on net asset value(c)	(7.84)%	53.25%	3.24%	(8.24)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,111,665	$1,232,137	$1,075,176	$935,177
Ratio of net expenses to average net assets	0.69%*	0.70%	0.71%	0.71%
Ratio of net investment income to average net assets	1.14%*	0.91%	0.83%	0.89%
Portfolio turnover rate(d)	10%	33%	24%	46%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford Emerging Markets Fund
Selected data for a Class K Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$22.79	$18.22
From Investment Operations
Net investment income(b)	0.19	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.99)	5.00
Net increase (decrease) in net asset value from investment operations	(1.80)	5.02
Dividends and Distributions to Shareholders
Dividends from net investment income	—	(0.27)
Distributions from net realized gain on investments	—	(0.18)
Total Dividends and Distributions	—	(0.45)
Net asset value, end of period	$20.99	$22.79
Total Return
Total return based on net asset value(c)	(7.90)%	27.57%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$291,466	$73,349
Ratio of net expenses to average net assets	0.84%*	0.85%*
Ratio of net investment income to average net assets	1.69%*	0.18%*
Portfolio turnover rate(d)	10%	33%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford Emerging Markets Fund
Selected data for an Institutional Class Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$22.80	$18.22
From Investment Operations
Net investment income(b)	0.43	0.16
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.23)	4.86
Net increase (decrease) in net asset value from investment operations	(1.80)	5.02
Dividends and Distributions to Shareholders
Dividends from net investment income	—	(0.26)
Distributions from net realized gain on investments	—	(0.18)
Total Dividends and Distributions	—	(0.44)
Net asset value, end of period	$21.00	$22.80
Total Return
Total return based on net asset value(c)	(7.89)%	27.61%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$924	$6
Ratio of net expenses to average net assets	0.91%*	0.85%*
Ratio of net investment income to average net assets	6.22%*	1.13%*
Portfolio turnover rate(d)	10%	33%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table*

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)

Baillie Gifford Global Alpha Equity Fund

	Value	% of Total Net Assets
Airlines	$11,082,595	1.3%
Auto Manufacturers	19,022,156	2.1
Banks	53,859,246	6.2
Beverages	11,496,415	1.3
Biotechnology	21,766,297	2.5
Building Materials	21,125,541	2.3
Chemicals	7,363,380	0.9
Commercial Services	56,485,041	6.3
Distribution/Wholesale	6,065,825	0.7
Diversified Financial Services	75,005,659	8.6
Electrical Components & Equipment	6,274,273	0.7
Electronics	8,561,324	1.0
Environmental Control	3,026,714	0.3
Food	1,659,140	0.2
Hand/Machine Tools	13,229,371	1.5
Healthcare — Products	37,287,034	4.1
Healthcare — Services	21,322,013	2.4
Holding Companies — Diversified	4,776,403	0.5
Insurance	90,208,124	10.2
Internet	167,995,513	19.0
Leisure Time	10,917,575	1.2
Lodging	3,881,251	0.4
Machinery — Construction & Mining	9,155,947	1.1
Machinery — Diversified	19,286,918	2.2
Media	38,550,625	4.3
Mining	8,991,014	1.0
Miscellaneous Manufacturing	4,114,807	0.5
Oil & Gas	31,604,439	3.6
Oil & Gas Services	2,432,405	0.3
Pharmaceuticals	2,486,230	0.3
Real Estate	4,032,372	0.5
Retail	7,907,523	0.9
Semiconductors	46,940,953	5.2
Software	20,988,481	2.4
Telecommunications	3,357,190	0.4
Transportation	16,613,221	1.8
Total Value of Investments	868,873,015	98.2
Other assets less liabilities	15,783,188	1.8
Net Assets	$884,656,203	100.0%

*  The table above is based on Bloomberg Industry Group classifications. This is a change to the previous period and as a result this table may not be comparable to previous financial statements. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford Global Alpha Equity Fund

	Shares	Value
COMMON STOCKS — 97.5%
AUSTRALIA — 1.5%
BHP Billiton PLC	400,626	$8,991,014
Orica Ltd.	313,427	4,114,807
		13,105,821
BRAZIL — 0.4%
B3 SA — Brasil Bolsa Balcao	738,300	3,912,709
CANADA — 1.6%
Fairfax Financial Holdings Ltd.	17,664	9,897,967
Ritchie Bros. Auctioneers, Inc.	136,625	4,661,645
		14,559,612
CHINA — 7.7%
58.com, Inc. ADR *	88,719	6,151,776
Alibaba Group Holding Ltd. ADR *	111,600	20,705,148
Autohome, Inc. ADR	61,933	6,255,233
Baidu, Inc. ADR *	43,770	10,636,110
China Biologic Products Holdings, Inc. *	25,030	2,486,230
Ctrip.com International Ltd. ADR *	153,305	7,301,917
NetEase, Inc.	13,721	3,466,885
Ping An Insurance Group Co. of China Ltd., Class H	905,500	8,292,274
Tsingtao Brewery Co., Ltd., Class H	440,000	2,410,792
		67,706,365
DENMARK — 0.9%
A P Moller — Maersk A/S, B Shares	3,807	4,709,639
Genmab A/S *	22,461	3,456,033
		8,165,672
FRANCE — 1.9%
Bureau Veritas SA	298,984	7,970,101
Pernod Ricard SA	55,670	9,085,623
		17,055,724

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford Global Alpha Equity Fund

	Shares	Value
GERMANY — 3.3%
Deutsche Boerse AG	52,109	$6,928,116
Infineon Technologies AG	185,686	4,716,671
SAP SE	151,810	17,521,596
		29,166,383
HONG KONG — 2.6%
AIA Group Ltd.	2,091,000	18,215,561
Jardine Matheson Holdings Ltd.	75,800	4,776,403
		22,991,964
INDIA — 2.6%
Housing Development Finance Corp., Ltd.	407,401	11,352,058
ICICI Bank Ltd. *	1,600,615	6,437,890
ICICI Bank Ltd. ADR *	650,260	5,221,588
		23,011,536
IRELAND — 3.7%
Bank of Ireland Group PLC	1,005,066	7,799,545
CRH PLC	390,167	13,685,972
Ryanair Holdings PLC ADR *	97,020	11,082,595
		32,568,112
JAPAN — 7.6%
Advantest Corp.	308,000	6,388,810
CyberAgent, Inc.	162,700	9,757,661
Kansai Paint Co., Ltd.	159,900	3,318,321
LINE Corp. *	73,000	3,013,952
MS&AD Insurance Group Holdings, Inc.	368,600	11,448,200
Olympus Corp.	211,000	7,893,011
Persol Holdings Co., Ltd.	181,300	4,037,623
Rohm Co., Ltd.	64,900	5,423,336
SMC Corp.	21,000	7,687,907
Sumitomo Mitsui Trust Holdings, Inc.	219,300	8,652,180
		67,621,001
MACAU — 0.4%
Sands China Ltd.	728,000	3,881,251

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford Global Alpha Equity Fund

	Shares	Value
NETHERLANDS — 0.7%
Signify NV 144A †	242,516	$6,274,273
NORWAY — 0.8%
Schibsted ASA, Class A	224,374	6,803,941
Schibsted ASA, Class B	23,337	658,358
		7,462,299
RUSSIA — 1.3%
Mail.Ru Group Ltd. GDR Reg S *	127,433	3,680,697
Sberbank of Russia PJSC ADR	523,022	7,481,578
		11,162,275
SOUTH AFRICA — 3.7%
MTN Group Ltd.	187,495	1,474,810
Naspers Ltd., N Shares	123,296	31,088,326
		32,563,136
SPAIN — 0.2%
Distribuidora Internacional de Alimentacion SA	571,144	1,659,140
SWEDEN — 1.7%
Atlas Copco AB, B Shares	260,061	6,775,061
Epiroc AB, B Shares *	260,061	2,380,886
Svenska Handelsbanken AB, A Shares	493,245	5,462,910
		14,618,857
SWITZERLAND — 2.5%
Compagnie Financiere Richemont SA	93,542	7,907,523
OC Oerlikon Corp. AG *	277,264	4,224,044
Schindler Holding AG, Participating Certificates	45,348	9,736,347
		21,867,914
TAIWAN — 2.6%
HTC Corp. *	1,010,000	1,882,380
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	580,314	21,216,280
		23,098,660

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford Global Alpha Equity Fund

	Shares	Value
UNITED KINGDOM — 4.5%
Fiat Chrysler Automobiles NV *	595,414	$11,232,047
Hays PLC.	1,693,836	4,159,544
Prudential PLC	1,087,789	24,797,565
		40,189,156
UNITED STATES — 45.3%
ABIOMED, Inc. *	26,938	11,018,989
Advanced Micro Devices, Inc. *	259,989	3,897,235
Albemarle Corp.	42,882	4,045,059
Alnylam Pharmaceuticals, Inc. *	35,515	3,497,872
Alphabet, Inc., Class C *	15,663	17,474,426
Amazon.com, Inc. *	25,323	43,044,035
Anthem, Inc.	89,577	21,322,013
Apache Corp.	446,518	20,874,716
Arthur J Gallagher & Co.	130,309	8,506,572
C.H. Robinson Worldwide, Inc.	84,072	7,033,464
EOG Resources, Inc.	86,231	10,729,723
Facebook, Inc., Class A *	66,122	12,848,827
First Republic Bank	70,809	6,853,603
GrubHub, Inc. *	98,341	10,316,954
Howard Hughes Corp. (The) *	30,433	4,032,372
Interactive Brokers Group, Inc., Class A	79,044	5,091,224
Jefferies Financial Group, Inc.	257,421	5,853,754
Kirby Corp. *	58,255	4,870,118
LendingTree, Inc. *	16,189	3,461,208
Lincoln Electric Holdings, Inc.	39,802	3,493,024
Markel Corp. *	8,346	9,049,985
MarketAxess Holdings, Inc.	34,643	6,854,464
Martin Marietta Materials, Inc.	33,312	7,439,569
Mastercard, Inc., Class A	83,759	16,460,319
Moody's Corp.	119,427	20,369,469
Myriad Genetics, Inc. *	180,816	6,757,094
Netflix, Inc. *	17,425	6,820,668
NOW, Inc. *	182,476	2,432,405
ResMed, Inc.	88,726	9,190,239
Royal Caribbean Cruises Ltd.	105,382	10,917,575
Seattle Genetics, Inc. *	121,333	8,055,298
SiteOne Landscape Supply, Inc. *	72,238	6,065,825
Stericycle, Inc. *	46,358	3,026,714

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford Global Alpha Equity Fund

	Shares	Value
TD Ameritrade Holding Corp.	130,967	$7,173,063
Teradyne, Inc.	139,181	5,298,621
Tesla, Inc. *	22,715	7,790,109
Thermo Fisher Scientific, Inc.	44,341	9,184,795
Verisk Analytics, Inc. *	78,337	8,432,195
Visa, Inc., Class A	111,538	14,773,208
Wabtec Corp.	74,812	7,374,967
Waters Corp. *	44,224	8,561,324
Zillow Group, Inc., Class C *	169,118	9,988,109
		400,281,203
Total Common Stocks
(cost $573,987,374)		862,923,063
PREFERRED STOCKS — 0.7%
BRAZIL — 0.7%
Banco Bradesco SA (cost $7,318,152)	861,110	5,949,952
TOTAL INVESTMENTS — 98.2%
(cost $581,305,526)		$868,873,015
Other assets less liabilities — 1.8%		15,783,188
NET ASSETS — 100.0%		$884,656,203

*  Non-income producing security.

†  144A — Securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of these securities was $6,274,273 representing 0.7% of net assets.

‡  During the period the country classifications were updated to be sourced from Bloomberg and based upon Country of Risk. This has resulted in a change to some country classifications and thus this table may not be comparable to previous financial statements.

ADR  —  American Depositary Receipt.

GDR  —  Global Depositary Receipt.

Reg S  —  Regulation S ("Reg S") under the Securities Act of 1933, as amended ("1933 Act") is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At June 30, 2018, the net value of these securities was $3,680,697 representing 0.4% of net assets.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford Global Alpha Equity Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$13,105,821	$—	$13,105,821
Brazil	3,912,709	—	—	3,912,709
Canada	14,559,612	—	—	14,559,612
China	57,003,299	10,703,066	—	67,706,365
Denmark	—	8,165,672	—	8,165,672
France	—	17,055,724	—	17,055,724
Germany	—	29,166,383	—	29,166,383
Hong Kong	—	22,991,964	—	22,991,964
India	5,221,588	17,789,948	—	23,011,536
Ireland	11,082,595	21,485,517	—	32,568,112
Japan	—	67,621,001	—	67,621,001
Macau	—	3,881,251	—	3,881,251
Netherlands	—	6,274,273	—	6,274,273
Norway	—	7,462,299	—	7,462,299
Russia	—	11,162,275	—	11,162,275
South Africa	1,474,810	31,088,326	—	32,563,136
Spain	—	1,659,140	—	1,659,140
Sweden	2,380,886	12,237,971	—	14,618,857
Switzerland	—	21,867,914	—	21,867,914
Taiwan	21,216,280	1,882,380	—	23,098,660
United Kingdom	—	40,189,156	—	40,189,156
United States	400,281,203	—	—	400,281,203
Total Common Stocks	517,132,982	345,790,081	—	862,923,063
Preferred Stocks
Brazil	5,949,952	—	—	5,949,952
Total	$523,082,934	$345,790,081	$—	$868,873,015

For the Global Alpha Equity Fund, fair value of Level 3, Level 2 and Level 1 investments at December 31, 2017 was $38,281, $496,350,853 and $638,764,232, respectively. $14,428,809 was transferred out of Level 2 into Level 1 and $17,546,169 was transferred out of Level 1 into Level 2 during the period ended June 30, 2018. Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using inputs from a third-party vendor modeling tool to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford Global Alpha Equity Fund

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2017	$38,281
Purchases	—
Sales	—
Realized gain (loss)	—
Change in unrealized gain (loss)	—
Transfers into Level 3	—
Transfers out of Level 3	(38,281)
Balance at June 30, 2018	$—
Change in unrealized gain (loss) related to Investments still held at June 30, 2018	$—

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford Global Alpha Equity Fund

ASSETS
Investments, at value (cost $581,305,526)	$868,873,015
Cash	14,902,073
Dividends receivable	1,440,642
Tax reclaims receivable	834,210
Receivable for deferred Indian capital gains tax refund	22,376
Prepaid assets	22,379
Total Assets	886,094,695
LIABILITIES
Advisory fee payable	917,921
Servicing fee payable	253,967
Capital shares purchased payable	10,172
Trustee fee payable	10,086
Accrued expenses	246,346
Total Liabilities	1,438,492
NET ASSETS	$884,656,203
COMPOSITION OF NET ASSETS
Paid-in capital	$464,725,828
Undistributed net investment income	961,838
Accumulated net realized gain on investments and foreign currency transactions	131,385,407
Net unrealized appreciation in value of investments and foreign currencies (net of deferred Indian capital gains tax)	287,583,130
	$884,656,203
NET ASSET VALUE, PER SHARE
Class 2 ($158,209,481 / 8,070,880 shares outstanding), unlimited authorized, no par value	$19.60
Class 3 ($535,011,624 / 26,769,552 shares outstanding), unlimited authorized, no par value	$19.99
Class 4 ($144,010,734 / 7,071,203 shares outstanding), unlimited authorized, no par value	$20.37
Class K ($47,418,228 / 2,422,683 shares outstanding), unlimited authorized, no par value	$19.57
Institutional Class ($6,136 / 313 shares outstanding), unlimited authorized, no par value	$19.59	*

*  Net assets divided by shares does not recalculate using values rounded to the dollar.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2018

For the Six Months Ended June 30, 2018 (unaudited)
Baillie Gifford Global Alpha Equity Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $967,532)	$7,655,528
Interest	17,493
Total Investment Income	7,673,021
EXPENSES
Advisory fee (Note B)	2,069,562
Shareholder Servicing fees — Class 2 Shares (Note B)	136,065
Shareholder Servicing fees — Class 3 Shares (Note B)	284,993
Shareholder Servicing fees — Class 4 Shares (Note B)	88,524
Administration & Supervisory Fee — Class K Shares (Note B)	44,018
Administration & Supervisory Fee — Institutional Class Shares (Note B)	5
Fund accounting	278,369
Custody	94,007
Legal	91,023
Transfer agency	42,508
Trustees' fees	20,633
Professional fees	15,103
Insurance	3,947
Miscellaneous	30,654
Total Expenses	3,199,411
Net Investment Income	4,473,610
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments (net of Indian capital gains tax $78,669) (Note A)	118,904,650
Foreign currency transactions	(201,578)
118,703,072
Net change in unrealized depreciation on:
Investments (net of deferred Indian capital gains tax $270,033) (Note A)	(69,251,467)
Translation of assets and liabilities denominated in foreign currencies	(21,146)
(69,272,613)
Net realized and unrealized gain on investments and foreign currency transactions	49,430,459
NET INCREASE IN NET ASSETS FROM OPERATIONS	$53,904,069

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2018

Baillie Gifford Global Alpha Equity Fund

	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,473,610	$5,319,973
Net realized gain from investments and foreign currency transactions	118,703,072	65,005,092
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(69,272,613)	216,662,173
Net increase in net assets from operations	53,904,069	286,987,238
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class 2	—	(901,464)
Class 3	—	(3,868,548)
Class 4	—	(2,809,108)
Class K	—	(424,261)
Institutional Class	—	(41)
Capital gains:
Class 2	—	(4,497,059)
Class 3	—	(16,117,596)
Class 4	—	(10,303,488)
Class K	—	(1,634,655)
Institutional Class	—	(172)
Total Dividends and Distributions	—	(40,556,392)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	—	1,498
Class 2	4,000	20,191,462 *
Class 3	7,500,000	167,078,422
Class 4	—	352,706,903
Class K	2,050,478	75,400,530
Institutional Class	—	5,000
Purchase fees:
Class 2	—	5,472
Class 3	—	14,033
Redemption fees:
Class 2	—	6,754
Class 3	—	17,770
Dividends reinvested:
Class 2	—	5,398,523
Class 3	—	19,986,144
Class 4	—	13,112,596
Class K	—	2,058,917
Institutional Class	—	213
Cost of shares redeemed:
Class 1	—	(4,965)*
Class 2	(2,500,000)	(154,903,521)
Class 3	(59,500,000)	(388,729,425)
Class 4	(246,700,383)	(10,500,000)
Class K	(13,414,793)	(23,575,015)
Increase (decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(312,560,698)	78,271,311
Total Increase (decrease) in Net Assets	(258,656,629)	324,702,157

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2018

	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017
NET ASSETS
Beginning of period	$1,143,312,832	$818,610,675
End of period (including undistributed (distributions in excess of) net investment income of $961,838 and $(3,511,772) respectively)	$884,656,203	$1,143,312,832

*  All Class 1 shareholders were converted to Class 2 during the period.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford Global Alpha Equity Fund
Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Period January 6, 2013(a) through December 31, 2013
Net asset value, beginning of period	$18.85		$14.52	$13.96	$14.00	$14.10	$11.55
From Investment Operations
Net investment income(b)	0.09		0.10	0.10	0.12	0.11	0.12
Net realized and unrealized gain on investments and foreign currency transactions	0.66		4.91	0.59	0.11 (f)	0.53	2.94
Net increase in net asset value from investment operations	0.75		5.01	0.69	0.23	0.64	3.06
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.11)	(0.08)	(0.11)	(0.14)	(0.17)
Distributions from net realized gain on investments	—		(0.57)	(0.05)	(0.17)	(0.61)	(0.34)
Total Dividends and Distributions	—		(0.68)	(0.13)	(0.28)	(0.75)	(0.51)
Proceeds from Purchase Fees and Redemption Fees(b)	—		0.00 (c)	0.00 (c)	0.01	0.01	0.00 (c)
Net asset value, end of period	$19.60		$18.85	$14.52	$13.96	$14.00	$14.10
Total Return
Total return based on net asset value(d)	3.97%		34.56%	4.95%	1.75%	4.49%	26.48%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$158,209		$154,523	$225,095	$210,890	$213,426	$119,535
Ratio of net expenses to average net assets	0.68	%*	0.67%	0.67%	0.66%	0.67%	0.68%*
Ratio of net investment income to average net assets	0.89	%*	0.59%	0.69%	0.83%	0.74%	1.00%*
Portfolio turnover rate(e)	9%		27%	20%	16%	26%	20%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities received in-kind in connection with Fund capital shares sold.

(f)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford Global Alpha Equity Fund
Selected data for a Class 3 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
Net asset value, beginning of period	$19.22		$14.79	$14.23	$14.26	$14.36	$11.56
From Investment Operations
Net investment income(a)	0.09		0.10	0.10	0.13	0.13	0.14
Net realized and unrealized gain on investments and foreign currency transactions	0.68		5.04	0.61	0.12 (b)	0.52	3.17
Net increase in net asset value from investment operations	0.77		5.14	0.71	0.25	0.65	3.31
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.14)	(0.10)	(0.12)	(0.15)	(0.18)
Distributions from net realized gain on investments	—		(0.57)	(0.05)	(0.17)	(0.61)	(0.34)
Total Dividends and Distributions	—		(0.71)	(0.15)	(0.29)	(0.76)	(0.52)
Proceeds from Purchase Fees and Redemption Fees(a)	—		0.00 (c)	0.00 (c)	0.01	0.01	0.01
Net asset value, end of period	$19.99		$19.22	$14.79	$14.23	$14.26	$14.36
Total Return
Total return based on net asset value(d)	4.01%		34.65%	5.02%	1.84%	4.48%	28.71%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$535,012		$564,714	$593,513	$500,983	$410,993	$299,182
Ratio of net expenses to average net assets	0.61	%*	0.60%	0.60%	0.59%	0.59%	0.61%
Ratio of net investment income to average net assets	0.95	%*	0.60%	0.75%	0.85%	0.91%	1.05%
Portfolio turnover rate(e)	9%		27%	20%	16%	26%	20%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities received in-kind in connection with Fund capital shares sold.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford Global Alpha Equity Fund
Selected data for a Class 4 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)		For the Period July 10, 2017(a) through December 31, 2017
Net asset value, beginning of period	$19.58		$17.99
From Investment Operations
Net investment income(b)	0.07		0.01
Net realized and unrealized gain on investments and foreign currency transactions	0.72		2.31
Net increase in net asset value from investment operations	0.79		2.32
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.16)
Distributions from net realized gain on investments	—		(0.57)
Total Dividends and Distributions	—		(0.73)
Net asset value, end of period	$20.37		$19.58
Total Return
Total return based on net asset value(c)	4.02%		12.87%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$144,011		$367,908
Ratio of net expenses to average net assets	0.58	%*	0.58%*
Ratio of net investment income to average net assets	0.66	%*	0.15%*
Portfolio turnover rate(d)	9%		27%

*  Annualized.

(a)  Commencement of operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities received in-kind in connection with Fund capital shares sold.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford Global Alpha Equity Fund
Selected data for a Class K Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)		For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$18.82		$16.56
From Investment Operations
Net investment income(b)	0.08		0.02
Net realized and unrealized gain on investments and foreign currency transactions	0.67		2.96
Net increase in net asset value from investment operations	0.75		2.98
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.15)
Distributions from net realized gain on investments	—		(0.57)
Total Dividends and Distributions	—		(0.72)
Net asset value, end of period	$19.57		$18.82
Total Return
Total return based on net asset value(c)	3.99%		17.97%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$47,418		$56,163
Ratio of net expenses to average net assets	0.68	%*	0.68%*
Ratio of net investment income to average net assets	0.82	%*	0.17%*
Portfolio turnover rate(d)	9%		27%

*  Annualized.

(a)  Commencement of operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities received in-kind in connection with Fund capital shares sold.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford Global Alpha Equity Fund
Selected data for an Institutional Class Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)		For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$18.84		$16.56
From Investment Operations
Net investment income(b)	0.09		0.04
Net realized and unrealized gain on investments and foreign currency transactions	0.66		2.95
Net increase in net asset value from investment operations	0.75		2.99
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.14)
Distributions from net realized gain on investments	—		(0.57)
Total Dividends and Distributions	—		(0.71)
Net asset value, end of period	$19.59		$18.84
Total Return
Total return based on net asset value(c)	3.98%		18.03%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6		$6
Ratio of net expenses to average net assets	0.68	%*	0.67%*
Ratio of net investment income to average net assets	0.93	%*	0.35%*
Portfolio turnover rate(d)	9%		27%

*  Annualized.

(a)  Commencement of operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities received in-kind in connection with Fund capital shares sold.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table*

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford Global Select Equity Fund

	Value	% of Total Net Assets
Airlines	$54,831	1.7%
Apparel	85,099	2.7
Auto Manufacturers	32,237	1.0
Banks	136,341	4.3
Biotechnology	119,208	3.6
Building Materials	43,996	1.3
Chemicals	59,977	1.8
Commercial Services	86,069	2.6
Distribution/Wholesale	102,094	3.1
Diversified Financial Services	316,033	9.6
Electronics	98,457	3.0
Food	20,845	0.6
Hand/Machine Tools	35,855	1.1
Healthcare — Products	131,473	4.1
Home Furnishings	24,625	0.8
Insurance	183,611	5.7
Internet	906,320	27.8
Machinery — Construction & Mining	36,545	1.1
Machinery — Diversified	109,635	3.4
Metal Fabricate / Hardware	37,823	1.1
Oil & Gas	90,000	2.8
Pharmaceuticals	23,343	0.7
Real Estate	33,203	1.0
Retail	155,262	4.7
Semiconductors	87,079	2.7
Software	61,901	1.9
Telecommunications	92,830	2.8
Toys/Games/Hobbies	32,643	1.0
Transportation	37,206	1.2
Total Value of Investments	3,234,541	99.2
Other assets less liabilities	26,816	0.8
Net Assets	$3,261,357	100.0%

*  The table above is based on Bloomberg Industry Group classifications. This is a change to the previous period and as a result this table may not be comparable to previous financial statements. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford Global Select Equity Fund

	Shares	Value
COMMON STOCKS — 99.2%
CANADA — 0.8%
Shopify, Inc., Class A *	184	$26,844
CHINA — 7.6%
Alibaba Group Holding Ltd. ADR *	406	75,325
Baidu, Inc. ADR *	129	31,347
Ctrip.com International Ltd. ADR *	504	24,005
JD.com, Inc. ADR *	1,159	45,143
Tencent Holdings Ltd.	1,400	70,302
		246,122
DENMARK — 0.8%
Novozymes A/S, B Shares	517	26,149
FRANCE — 1.4%
Sartorius Stedim Biotech	429	44,754
GERMANY — 2.4%
adidas AG	223	48,551
Zalando SE 144A *†	551	30,709
		79,260
HONG KONG — 2.2%
AIA Group Ltd.	5,000	43,557
Hong Kong Exchanges & Clearing Ltd.	900	26,935
		70,492
IRELAND — 2.4%
COSMO Pharmaceuticals NV *	207	23,343
Ryanair Holdings PLC ADR *	480	54,831
		78,174
ISRAEL — 0.3%
Frutarom Industries Ltd.	114	11,212

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford Global Select Equity Fund

	Shares	Value
JAPAN — 11.8%
CyberAgent, Inc.	800	$47,979
FANUC Corp.	200	39,642
Gree, Inc.	2,600	13,906
Inpex Corp.	4,700	48,814
Kubota Corp.	1,600	25,112
MISUMI Group, Inc.	1,300	37,823
Mitsui O.S.K. Lines Ltd.	500	12,024
Nintendo Co., Ltd.	100	32,643
SoftBank Group Corp.	1,300	92,830
Sumitomo Mitsui Trust Holdings, Inc.	900	35,508
		386,281
NETHERLANDS — 0.9%
IMCD NV	445	29,758
SOUTH KOREA — 0.4%
NAVER Corp.	20	13,686
SPAIN — 0.5%
Industria de Diseno Textil SA	482	16,414
SWEDEN — 2.0%
Atlas Copco AB, B Shares	1,038	27,042
Epiroc AB, Class B *	1,038	9,503
Svenska Handelsbanken AB, A Shares	2,445	27,079
		63,624
SWITZERLAND — 3.7%
Aryzta AG *	644	9,633
Compagnie Financiere Richemont SA	364	30,771
OC Oerlikon Corp. AG *	2,946	44,881
Schindler Holding AG, Participating Certificates	167	35,855
		121,140
TAIWAN — 2.9%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	6,977	37,733
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,520	55,571
		93,304

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford Global Select Equity Fund

	Shares	Value
UNITED KINGDOM — 5.6%
Hargreaves Lansdown PLC	1,800	$46,659
Just Group PLC	20,532	36,581
Prudential PLC	1,893	43,154
St James's Place PLC	2,273	34,295
Ted Baker PLC	751	21,349
		182,038
UNITED STATES — 53.5%
ABIOMED, Inc. *	212	86,719
Alphabet, Inc., Class A *	66	74,527
Amazon.com, Inc. *	98	166,580
American Express Co.	368	36,064
C.H. Robinson Worldwide, Inc.	301	25,182
CarMax, Inc. *	568	41,390
Celgene Corp. *	305	24,223
Chegg, Inc. *	1,385	38,489
Ellie Mae, Inc. *	248	25,752
EOG Resources, Inc.	331	41,186
Facebook, Inc., Class A *	514	99,881
Fastenal Co.	588	28,301
First Republic Bank	762	73,754
Fortive Corp.	431	33,234
GrubHub, Inc. *	591	62,002
Illumina, Inc. *	250	69,823
Interactive Brokers Group, Inc., Class A	854	55,006
iRobot Corp. *	325	24,625
LendingTree, Inc. *	212	45,326
Markel Corp. *	24	26,024
MarketAxess Holdings, Inc.	435	86,069
Martin Marietta Materials, Inc.	197	43,996
Mastercard, Inc., Class A	187	36,749
Netflix, Inc. *	221	86,506
NVIDIA Corp.	133	31,508
Redfin Corp. *	1,438	33,203
Seattle Genetics, Inc. *	379	25,162
Sherwin-Williams Co. (The)	83	33,828
Tableau Software, Inc., Class A *	491	47,995
TD Ameritrade Holding Corp.	795	43,542
Tesla, Inc. *	94	32,237
The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford Global Select Equity Fund

	Shares	Value
TJX Cos., Inc. (The)	378	$35,978
Under Armour, Inc., Class C *	721	15,199
Waters Corp. *	142	27,490
Watsco, Inc.	247	44,035
Wayfair, Inc., Class A *	368	43,704
		1,745,289
TOTAL INVESTMENTS — 99.2%
(cost $3,000,159)		$3,234,541
Other assets less liabilities — 0.8%		26,816
NET ASSETS — 100.0%		$3,261,357

*  Non-income producing security.

†  144A — Securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of these securities was $30,709 representing 0.9% of net assets.

‡  During the period the country classifications were updated to be sourced from Bloomberg and based upon Country of Risk. This has resulted in a change to some country classifications and thus this table may not be comparable to previous financial statements.

ADR  —  American Depositary Receipt.

GDR  —  Global Depositary Receipt.

Reg S  —  Regulation S ("Reg S") under the Securities Act of 1933, as amended ("1933 Act") is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At June 30, 2018, the net value of these securities was $37,733 representing 1.2% of net assets.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford Global Select Equity Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$26,844	$—	$—	$26,844
China	175,820	70,302	—	246,122
Denmark	—	26,149	—	26,149
France	—	44,754	—	44,754
Germany	—	79,260	—	79,260
Hong Kong	—	70,492	—	70,492
Ireland	54,831	23,343	—	78,174
Israel	—	11,212	—	11,212
Japan	—	386,281	—	386,281
Netherlands	—	29,758	—	29,758
South Korea	—	13,686	—	13,686
Spain	—	16,414	—	16,414
Sweden	9,503	54,121	—	63,624
Switzerland	—	121,140	—	121,140
Taiwan	55,571	37,733	—	93,304
United Kingdom	57,930	124,108	—	182,038
United States	1,745,289	—	—	1,745,289
Total	$2,125,788	$1,108,753	$—	$3,234,541

For the Global Select Equity Fund, fair value of Level 2 and Level 1 investments at December 31, 2017 was $1,126,394 and $1,878,982, respectively. $29,038 was transferred out of Level 2 into Level 1 and $86,458 was transferred out of Level 1 into Level 2 during the period ended June 30, 2018. Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using inputs from a third-party vendor modeling tool to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford Global Select Equity Fund

ASSETS
Investments, at value (cost $3,000,159)	$3,234,541
Cash	42,148
Due from Investment Advisor	29,271
Receivable for investments sold	21,070
Dividends receivable	2,293
Tax reclaims receivable	435
Prepaid assets	3,385
Total Assets	3,333,143
LIABILITIES
Administration & Supervisory fee payable	2,684
Payable for investments purchased	29,185
Servicing fee payable	1,383
Trustee fee payable	38
Accrued expenses	38,496
Total Liabilities	71,786
NET ASSETS	$3,261,357
COMPOSITION OF NET ASSETS
Paid-in capital	$3,000,000
Undistributed net investment income	4,919
Accumulated net realized gain on investment and foreign currency transactions	22,135
Net unrealized appreciation in value of investments and foreign currencies	234,303
$3,261,357
NET ASSET VALUE, PER SHARE
Class K ($1,630,678 / 150,000 shares outstanding), unlimited authorized, no par value	$10.87
Institutional Class ($1,630,679 / 150,000 shares outstanding), unlimited authorized, no par value	$10.87

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2018

For the Six Months Ended June 30, 2018 (unaudited)
Baillie Gifford Global Select Equity Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $1,908)	$18,079
Interest	47
Total Investment Income	18,126
EXPENSES
Advisory fee (Note B)	5,322
Administration & Supervisory Fee — Class K Shares (Note B)	1,371
Administration & Supervisory Fee — Institutional Class Shares (Note B)	1,371
Fund accounting	24,362
Transfer agency	15,465
Professional fees	13,392
Custody	4,515
Legal	319
Trustees' fees	52
Insurance	10
Miscellaneous	2,520
Total Expenses	68,699
Fees waived	(58,211)
Net Expenses	10,488
Net Investment Income	7,638
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	22,242
Foreign currency transactions	(107)
22,135
Net change in unrealized appreciation (depreciation) on:
Investments	186,461
Translation of assets and liabilities denominated in foreign currencies	(80)
186,381
Net realized and unrealized gain on investments and foreign currency transactions	208,516
NET INCREASE IN NET ASSETS FROM OPERATIONS	$216,154

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2018

Baillie Gifford Global Select Equity Fund

	For the Six Months Ended June 30, 2018 (unaudited)	For the Period December 14, 2017* through December 31, 2017
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$7,638	$(410)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	22,135	(2,309)
Net change in unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	186,381	47,922
Net increase in net assets from operations	216,154	45,203
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	—	1,500,000
Institutional Class	—	1,500,000
Increase in Net Assets from Transactions in Shares of Beneficial Interest	—	3,000,000
Total Increase in Net Assets	216,154	3,045,203
NET ASSETS
Beginning of period	3,045,203	—
End of period (including undistributed (accumulated) net investment income of $4,919 and $(2,719) respectively)	$3,261,357	$3,045,203

*  Commencement of investment operations.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford Global Select Equity Fund
Selected data for a Class K Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)		For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$10.15		$10.00
From Investment Operations
Net investment income (loss)(b)	0.03		(0.00	)(c)
Net realized and unrealized gain on investments and foreign currency transactions	0.69		0.15
Net increase in net asset value from investment operations	0.72		0.15
Net asset value, end of period	$10.87		$10.15
Total Return
Total return based on net asset value(d)	7.09%		1.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,630		$1,523
Ratio of net expenses to average net assets, before waiver	4.26	%*	18.55	%*
Ratio of net expenses to average net assets, after waiver	0.65	%*	0.65	%*
Ratio of net investment income (loss) to average net assets	0.47	%*	(0.31	)%*
Portfolio turnover rate(e)	6%		0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford Global Select Equity Fund
Selected data for an Institutional Class Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)		For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$10.15		$10.00
From Investment Operations
Net investment income (loss)(b)	0.03		(0.00	)(c)
Net realized and unrealized gain on investments and foreign currency transactions	0.69		0.15
Net increase in net asset value from investment operations	0.72		0.15
Net asset value, end of period	$10.87		$10.15
Total Return
Total return based on net asset value(d)	7.09%		1.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,631		$1,523
Ratio of net expenses to average net assets, before waiver	4.26	%*	18.55	%*
Ratio of net expenses to average net assets, after waiver	0.65	%*	0.80	%*
Ratio of net investment income (loss) to average net assets	0.47	%*	(0.31	)%*
Portfolio turnover rate(e)	6%		0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table*

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford International Concentrated Growth Fund

	Value	% of Total Net Assets
Apparel	$104,525	9.4%
Auto Manufacturers	93,620	8.4
Biotechnology	69,122	6.3
Cosmetics/Personal Care	30,570	2.8
Insurance	40,317	3.7
Internet	480,513	43.2
Investment Companies	25,183	2.3
Machinery — Construction & Mining	14,188	1.2
Retail	104,807	9.5
Semiconductors	113,965	10.3
Telecommunications	28,563	2.6
Total Value of Investments	1,105,373	99.7
Other assets less liabilities	3,054	0.3
Net Assets	$1,108,427	100.0%

*  The table above is based on Bloomberg Industry Group classifications. This is a change to the previous period and as a result this table may not be comparable to previous financial statements. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford International Concentrated Growth Fund

	Shares	Value
COMMON STOCKS — 99.7%
ARGENTINA — 2.8%
MercadoLibre, Inc.	106	$31,687
CHINA — 25.1%
Alibaba Group Holding Ltd. ADR *	463	85,901
Baidu, Inc. ADR *	189	45,927
Ctrip.com International Ltd. ADR *	799	38,056
Ping An Insurance Group Co. of China Ltd., Class H	2,500	22,894
Tencent Holdings Ltd.	1,700	85,366
		278,144
DENMARK — 2.2%
Genmab A/S *	157	24,157
FRANCE — 12.2%
Hermes International	54	32,986
Kering	127	71,539
L'Oreal SA	124	30,570
		135,095
GERMANY — 10.8%
Delivery Hero AG 144A *†	862	45,690
Rocket Internet SE 144A *†	584	18,686
Zalando SE 144A *†	986	54,952
		119,328
HONG KONG — 1.6%
AIA Group Ltd.	2,000	17,423
ITALY — 4.6%
Ferrari NV	378	51,094
JAPAN — 5.8%
M3, Inc.	900	35,792
SoftBank Group Corp.	400	28,563
		64,355

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford International Concentrated Growth Fund

	Shares	Value
NETHERLANDS — 8.1%
ASML Holding NV	455	$90,038
SPAIN — 4.5%
Inditex SA	1,464	49,855
SWEDEN — 3.5%
Atlas Copco AB, B Shares	403	10,499
Epiroc AB, B Shares *	403	3,689
Kinnevik AB, B Shares	739	25,183
		39,371
UNITED STATES — 18.5%
Amazon.com, Inc. *	31	52,694
Illumina, Inc. *	161	44,965
NVIDIA Corp.	101	23,927
Spotify Technology SA *	242	40,714
Tesla, Inc. *	124	42,526
		204,826
TOTAL INVESTMENTS — 99.7%
(cost $1,006,774)		$1,105,373
Other assets less liabilities — 0.3%		3,054
NET ASSETS — 100.0%		$1,108,427

*  Non-income producing security.

†  144A — Securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of these securities was $119,328 representing 10.8% of net assets.

‡  During the period the country classifications were updated to be sourced from Bloomberg and based upon Country of Risk. This has resulted in a change to some country classifications and thus this table may not be comparable to previous financial statements.

ADR  —  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford International Concentrated Growth Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$31,687	$—	$—	$31,687
China	169,884	108,260	—	278,144
Denmark	—	24,157	—	24,157
France	—	135,095	—	135,095
Germany	—	119,328	—	119,328
Hong Kong	—	17,423	—	17,423
Italy	—	51,094	—	51,094
Japan	—	64,355	—	64,355
Netherlands	—	90,038	—	90,038
Spain	—	49,855	—	49,855
Sweden	3,689	35,682	—	39,371
United States	204,826	—	—	204,826
Total	$410,086	$695,287	$—	$1,105,373

For the International Concentrated Growth Fund, fair value of Level 2 and Level 1 investments at December 31, 2017 was $605,429 and $380,578, respectively. $50,665 was transferred out of Level 1 into Level 2 during the period ended June 30, 2018. Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using inputs from a third-party vendor modeling tool to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford International Concentrated Growth Fund

ASSETS
Investments, at value (cost $1,006,774)	$1,105,373
Cash	10,647
Due from Investment Advisor	28,614
Dividends receivable	405
Tax reclaims receivable	143
Prepaid assets	3,374
Total Assets	1,148,556
LIABILITIES
Administration & Supervisory fee payable	1,099
Servicing fee payable	467
Trustee fee payable	13
Accrued expenses	38,550
Total Liabilities	40,129
NET ASSETS	$1,108,427
COMPOSITION OF NET ASSETS
Paid-in capital	$998,090
Undistributed net investment income	4,857
Accumulated net realized gain on investments and foreign currency transactions	6,899
Net unrealized appreciation in value of investments and foreign currencies	98,581
$1,108,427
NET ASSET VALUE, PER SHARE
Class K ($554,214 / 50,000 shares outstanding), unlimited authorized, no par value	$11.08
Institutional Class ($554,213 / 50,000 shares outstanding), unlimited authorized, no par value	$11.08

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2018

For the Six Months Ended June 30, 2018 (unaudited)
Baillie Gifford International Concentrated Growth Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $2,832)	$8,745
Interest	15
Total Investment Income	8,760
EXPENSES
Advisory fee (Note B)	2,167
Administration & Supervisory Fee — Class K Shares (Note B)	461
Administration & Supervisory Fee — Institutional Class Shares (Note B)	460
Fund accounting	24,324
Transfer agency	15,462
Professional fees	13,392
Custody	1,574
Legal	149
Trustees' fees	18
Insurance	4
Miscellaneous	2,105
Total Expenses	60,116
Fees waived	(56,213)
Net Expenses	3,903
Net Investment Income	4,857
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	6,955
Foreign currency transactions	(56)
6,899
Net change in unrealized appreciation (depreciation) on:
Investments	91,979
Translation of assets and liabilities in foreign currencies	(18)
91,961
Net realized and unrealized gain on investments and foreign currency transactions	98,860
NET INCREASE IN NET ASSETS FROM OPERATIONS	$103,717

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2018

Baillie Gifford International Concentrated Growth Fund

	For the Six Months Ended June 30, 2018 (unaudited)	For the Period December 14, 2017(a) through December 31, 2017
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4,857	$(302)
Net realized gain (loss) from investments and foreign currency transactions	6,899	(1,608)
Net change in unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	91,961	6,620
Net increase in net assets from operations	103,717	4,710
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	—	500,000
Institutional Class	—	500,000
Increase in Net Assets from Transactions in Shares of Beneficial Interest	—	1,000,000
Total Increase in Net Assets	103,717	1,004,710
NET ASSETS
Beginning of period	1,004,710	—
End of period (including undistributed income (accumulated net investment loss) of $4,857 and $(—), respectively)	$1,108,427	$1,004,710

(a)  Commencement of investment operations.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford International Concentrated Growth Fund
Selected data for a Class K Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)		For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$10.05		$10.00
From Investment Operations
Net investment income (loss)(b)	0.05		(0.00	)(c)
Net realized and unrealized gain on investments and foreign currency transactions	0.98		0.05
Net increase in net asset value from investment operations	1.03		0.05
Net asset value, end of period	$11.08		$10.05
Total Return
Total return based on net asset value(d)	10.25%		0.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$554		$502
Ratio of net expenses to average net assets, before waiver	11.10	%*	53.29	%*
Ratio of net expenses to average net assets, after waiver	0.72	%*	0.72	%*
Ratio of net investment income (loss) to average net assets	0.90	%*	(0.68	)%*
Portfolio turnover rate(e)	7%		0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford International Concentrated Growth Fund
Selected data for an Institutional Class Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)		For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$10.05		$10.00
From Investment Operations
Net investment income (loss)(b)	0.05		(0.00	)(c)
Net realized and unrealized gain on investments and foreign currency transactions	0.98		0.05
Net increase in net asset value from investment operations	1.03		0.05
Net asset value, end of period	$11.08		$10.05
Total Return
Total return based on net asset value(d)	10.25%		0.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$554		$502
Ratio of net expenses to average net assets, before waiver	11.10	%*	53.29	%*
Ratio of net expenses to average net assets, after waiver	0.72	%*	0.87	%*
Ratio of net investment income (loss) to average net assets	0.90	%*	(0.68	)%*
Portfolio turnover rate(e)	7%		0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table*

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford International Equity Fund

	Value	% of Total Net Assets
Aerospace/Defense	$30,568,823	1.5%
Airlines	64,075,173	3.2
Apparel	34,048,249	1.7
Auto Parts & Equipment	36,416,586	1.8
Banks	184,288,525	9.2
Beverages	29,399,590	1.5
Building Materials	75,306,078	3.7
Chemicals	32,877,414	1.7
Commercial Services	101,124,237	5.0
Cosmetics/Personal Care	27,577,767	1.4
Distribution/Wholesale	25,229,632	1.2
Diversified Financial Services	140,768,288	7.0
Electrical Components & Equipment	24,898,771	1.2
Electronics	48,794,391	2.4
Food	61,065,661	3.0
Healthcare — Products	39,060,722	2.0
Home Furnishings	35,578,614	1.8
Insurance	156,927,693	7.8
Internet	206,564,387	10.2
Leisure Time	26,208,595	1.3
Machinery — Construction & Mining	43,907,218	2.2
Machinery — Diversified	77,526,502	3.9
Media	66,960,325	3.3
Mining	49,388,509	2.4
Pharmaceuticals	20,227,988	1.0
Retail	95,098,866	4.8
Semiconductors	117,068,338	5.9
Software	88,951,753	4.4
Transportation	34,797,175	1.7
Total Value of Investments	1,974,705,870	98.2
Other assets less liabilities	35,502,214	1.8
Net Assets	$2,010,208,084	100.0%

*  The table above is based on Bloomberg Industry Group classifications. This is a change to the previous period and as a result this table may not be comparable to previous financial statements. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford International Equity Fund

	Shares	Value
COMMON STOCKS — 97.3%
ARGENTINA — 2.4%
MercadoLibre, Inc.	162,498	$48,575,527
AUSTRALIA — 3.9%
Cochlear Ltd.	144,337	21,369,341
Rio Tinto PLC	896,043	49,388,509
SEEK Ltd.	510,837	8,232,192
		78,990,042
BRAZIL — 0.5%
Kroton Educacional SA	4,012,100	9,678,936
CANADA — 5.5%
Constellation Software, Inc.	45,287	35,121,409
Fairfax Financial Holdings Ltd.	77,034	43,165,760
Restaurant Brands International, Inc.	319,363	19,264,052
Ritchie Bros. Auctioneers, Inc.	365,837	12,482,359
		110,033,580
CHINA — 2.3%
Alibaba Group Holding Ltd. ADR *	157,223	29,169,583
Ctrip.com International Ltd. ADR *	371,617	17,700,118
		46,869,701
DENMARK — 3.4%
DSV A/S	394,360	31,746,658
Novozymes A/S, B Shares	383,713	19,407,529
Pandora A/S	234,694	16,357,568
		67,511,755
FINLAND — 2.3%
Kone Oyj, B Shares	589,972	29,997,474
Sampo Oyj, A Shares	322,659	15,713,735
		45,711,209

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford International Equity Fund

	Shares	Value
FRANCE — 3.5%
Edenred	906,016	$28,618,092
Essilor International SA	125,474	17,691,381
Legrand SA	339,928	24,898,771
		71,208,244
GERMANY — 8.5%
Brenntag AG	242,431	13,469,885
Continental AG	70,589	16,064,511
Deutsche Boerse AG	369,244	49,092,581
MTU Aero Engines AG	104,861	20,085,255
SAP SE	466,395	53,830,344
Scout24 AG †	334,988	17,730,631
		170,273,207
HONG KONG — 4.4%
AIA Group Ltd.	4,253,400	37,053,117
Hang Seng Bank Ltd.	919,700	22,965,237
Hong Kong Exchanges & Clearing Ltd.	981,200	29,364,909
		89,383,263
IRELAND — 5.7%
CRH PLC	784,032	27,501,661
James Hardie Industries PLC SE CDI	866,511	14,528,013
Kingspan Group PLC	664,527	33,276,404
Ryanair Holdings PLC ADR *	348,802	39,843,653
		115,149,731
JAPAN — 11.7%
DENSO Corp.	417,100	20,352,075
FANUC Corp.	90,000	17,839,063
Japan Exchange Group, Inc.	2,206,600	40,928,336
Nidec Corp.	198,100	29,633,716
Shimano, Inc.	178,600	26,208,595
SMC Corp.	81,100	29,689,965
Sony Corp.	427,600	21,899,259
Sumitomo Mitsui Trust Holdings, Inc.	590,300	23,289,474
Toyota Tsusho Corp.	755,000	25,229,632
		235,070,115

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford International Equity Fund

	Shares	Value
NETHERLANDS — 1.5%
Heineken Holding NV	307,411	$29,399,590
PANAMA — 1.2%
Copa Holdings SA, Class A	256,093	24,231,520
PERU — 1.2%
Credicorp Ltd.	107,504	24,201,300
RUSSIA — 0.8%
Magnit PJSC GDR Reg S	929,499	16,657,209
SINGAPORE — 1.5%
United Overseas Bank Ltd.	1,582,372	31,012,487
SOUTH AFRICA — 4.3%
Discovery Ltd.	1,761,556	18,906,025
Naspers Ltd., N Shares	265,564	66,960,325
		85,866,350
SOUTH KOREA — 3.8%
NAVER Corp.	26,263	17,971,895
Samsung Electronics Co., Ltd.	1,369,373	57,362,463
		75,334,358
SPAIN — 3.2%
Bankinter SA	2,188,187	21,232,007
Grifols SA	479,413	14,369,388
Inditex SA	813,609	27,706,770
		63,308,165
SWEDEN — 3.5%
Atlas Copco AB, B Shares	1,247,119	32,489,711
Epiroc AB, B Shares *	1,247,119	11,417,507
Svenska Handelsbanken AB, A Shares	2,321,464	25,711,257
		69,618,475

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford International Equity Fund

	Shares	Value
SWITZERLAND — 5.6%
Compagnie Financiere Richemont SA	232,761	$19,676,327
Credit Suisse Group AG *	1,569,427	23,467,764
Nestle SA	573,006	44,408,452
Panalpina Welttransport Holding AG	22,409	3,050,517
SGS SA	8,289	22,025,491
		112,628,551
TAIWAN — 3.9%
Hon Hai Precision Industry Co., Ltd.	2,423,000	6,602,838
Hon Hai Precision Industry Co., Ltd. GDR Reg S	2,322,029	12,557,837
Taiwan Semiconductor Manufacturing Co., Ltd.	8,408,000	59,705,875
		78,866,550
UNITED KINGDOM — 11.1%
ASOS PLC *	181,520	14,560,229
boohoo.com PLC *	6,980,379	17,857,562
Burberry Group PLC	569,683	16,190,687
Experian PLC	1,147,992	28,319,359
Hargreaves Lansdown PLC	824,887	21,382,462
Howden Joinery Group PLC	1,939,806	13,679,355
Just Eat PLC *	3,104,233	31,832,272
Prudential PLC	1,097,510	25,019,168
Rolls-Royce Holdings PLC *	799,120	10,408,592
Rolls-Royce Holdings Entitlement *	56,811,218	74,976
St James's Place PLC	1,131,348	17,069,888
Unilever NV CVA	494,961	27,577,767
		223,972,317
UNITED STATES — 1.6%
PriceSmart, Inc.	133,637	12,094,149
Spotify Technology SA *	123,585	20,791,940
		32,886,089
Total Common Stocks
(cost $1,261,701,104)		1,956,438,271

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford International Equity Fund

	Shares	Value
PREFERRED STOCKS — 0.9%
BRAZIL — 0.6%
Itau Unibanco Holding SA ADR	1,195,472	$12,408,999
SPAIN — 0.3%
Grifols SA, B Shares	271,674	5,858,600
Total Preferred Stocks
(cost $20,367,601)		18,267,599
TOTAL INVESTMENTS — 98.2%
(cost $1,282,068,705)		$1,974,705,870
Other assets less liabilities — 1.8%		35,502,214
NET ASSETS — 100.0%		$2,010,208,084

*  Non-income producing security.

†  144A — Securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of these securities was $17,730,631 representing 0.9% of net assets.

‡  During the period the country classifications were updated to be sourced from Bloomberg and based upon Country of Risk. This has resulted in a change to some country classifications and thus this table may not be comparable to previous financial statements.

ADR  —  American Depositary Receipt.

CDI  —  CHESS Depositary Interest.

CVA  —  Certificate Van Aandelen (Bearer).

GDR  —  Global Depositary Receipt.

Reg S  —  Regulation S ("Reg S") under the Securities Act of 1933, as amended ("1933 Act") is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At June 30, 2018, the net value of these securities was $29,215,046 representing 1.5% of net assets.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford International Equity Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$48,575,527	$—	$—	$48,575,527
Australia	—	78,990,042	—	78,990,042
Brazil	9,678,936	—	—	9,678,936
Canada	110,033,580	—	—	110,033,580
China	46,869,701	—	—	46,869,701
Denmark	—	67,511,755	—	67,511,755
Finland	—	45,711,209	—	45,711,209
France	—	71,208,244	—	71,208,244
Germany	—	170,273,207	—	170,273,207
Hong Kong	—	89,383,263	—	89,383,263
Ireland	73,120,057	42,029,674	—	115,149,731
Japan	—	235,070,115	—	235,070,115
Netherlands	—	29,399,590	—	29,399,590
Panama	24,231,520	—	—	24,231,520
Peru	24,201,300	—	—	24,201,300
Russia	—	16,657,209	—	16,657,209
Singapore	—	31,012,487	—	31,012,487
South Africa	—	85,866,350	—	85,866,350
South Korea	—	75,334,358	—	75,334,358
Spain	—	63,308,165	—	63,308,165
Sweden	11,417,507	58,200,968	—	69,618,475
Switzerland	—	112,628,551	—	112,628,551
Taiwan	—	78,866,550	—	78,866,550
United Kingdom	—	223,972,317	—	223,972,317
United States	32,886,089	—	—	32,886,089
Total Common Stocks	381,014,217	1,575,424,054	—	1,956,438,271
Preferred Stocks
Brazil	12,408,999	—	—	12,408,999
Spain	—	5,858,600	—	5,858,600
Total Preferred Stocks	12,408,999	5,858,600	—	18,267,599
Total	$393,423,216	$1,581,282,654	$—	$1,974,705,870

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford International Equity Fund

For the International Equity Fund, fair value of Level 3, Level 2 and Level 1 investments at December 31, 2017 was $49,695, $1,738,826,768 and $351,017,631, respectively. $44,575,558 was transferred out of Level 2 into Level 1 and $10,062,804 was transferred out of Level 1 into Level 2 during the period ended June 30, 2018. Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using inputs from a third-party vendor modeling tool to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2017	$49,695
Purchases	—
Sales	—
Realized gain (loss)	—
Change in unrealized gain (loss)	—
Transfers into Level 3	—
Transfers out of Level 3	(49,695)
Balance at June 30, 2018	$—
Change in unrealized gain (loss) related to Investments still held at June 30, 2018	$—

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford International Equity Fund

ASSETS
Investments, at value (cost $1,282,068,705)	$1,974,705,870
Cash	33,063,467
Dividends receivable	3,369,925
Tax reclaims receivable	3,187,610
Capital shares sold receivable	125,550
Prepaid assets	32,622
Total Assets	2,014,485,044
LIABILITIES
Advisory fee payable	1,802,963
Payable for investments purchased	314,702
Capital shares purchased payable	1,109,301
Servicing fee payable	605,502
Trustee fee payable	19,097
Accrued expenses	425,395
Total Liabilities	4,276,960
NET ASSETS	$2,010,208,084
COMPOSITION OF NET ASSETS
Paid-in capital	$1,178,659,211
Undistributed net investment income	24,035,853
Accumulated net realized gain on investments and foreign currency transactions	114,942,755
Net unrealized appreciation in value of investments and foreign currencies	692,570,265
$2,010,208,084
NET ASSET VALUE, PER SHARE
Class 2 ($480,249,541 / 34,868,746 shares outstanding), unlimited authorized, no par value	$13.77
Class 3 ($755,106,425 / 54,134,566 shares outstanding), unlimited authorized, no par value	$13.95
Class 4 ($424,008,798 / 29,934,110 shares outstanding), unlimited authorized, no par value	$14.16
Class 5 ($57,494,654 / 3,995,216 shares outstanding), unlimited authorized, no par value	$14.39
Class K ($226,057,961 / 16,438,584 shares outstanding), unlimited authorized, no par value	$13.75
Institutional Class ($67,290,705 / 4,890,907 shares outstanding), unlimited authorized, no par value	$13.76

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2018

For the Six Months Ended June 30, 2018 (unaudited)
Baillie Gifford International Equity Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $4,374,152)	$31,220,195
Interest	58,242
Total Investment Income	31,278,437
EXPENSES
Advisory fee (Note B)	3,660,512
Shareholder Servicing fees — Class 2 Shares (Note B)	427,943
Shareholder Servicing fees — Class 3 Shares (Note B)	434,934
Shareholder Servicing fees — Class 4 Shares (Note B)	148,609
Shareholder Servicing fees — Class 5 Shares (Note B)	11,680
Administration & Supervisory Fee — Class K Shares (Note B)	131,928
Administration & Supervisory Fee — Institutional Class Shares (Note B)	30,401
Fund accounting	486,562
Custody	177,780
Legal	176,225
Transfer agency	75,069
Trustees' fees	40,008
Professional fees	15,895
Insurance	7,638
Miscellaneous	37,721
Total Expenses	5,862,905
Net Investment Income	25,415,532
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	106,600,185
Foreign currency transactions	(159,995)
106,440,190
Net change in unrealized depreciation on:
Investments	(195,818,803)
Translation of assets and liabilities denominated in foreign currencies	(109,257)
(195,928,060)
Net realized and unrealized loss on investments and foreign currency transactions	(89,487,870)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(64,072,338)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2018

Baillie Gifford International Equity Fund

	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$25,415,532	$25,804,496
Net realized gain from investments and foreign currency transactions	106,440,190	62,837,450
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(195,928,060)	482,937,749
Net increase (decrease) in net assets from operations	(64,072,338)	571,579,695
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class 2	—	(4,574,939)
Class 3	—	(11,739,881)
Class 4	—	(2,546,213)
Class 5	—	(1,995,692)
Class K	—	(1,231,283)
Institutional Class	—	(62)
Capital gains:
Class 2	—	(11,835,400)
Class 3	—	(27,349,629)
Class 4	—	(5,601,265)
Class 5	—	(4,347,019)
Class K	—	(2,691,370)
Institutional Class	—	(146)
Total Dividends and Distributions	—	(73,912,899)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	—	1,497
Class 2	71,122,676	21,820,826 *
Class 3	7,500,000	215,980,083
Class 4	210,058,382	206,702,541
Class 5	—	2,000,007
Class K	125,993,548	105,992,735
Institutional Class	76,881,607	5,000
Purchase fees:
Class 1	—	129
Class 2	—	3,746
Class 3	—	5,862
Class 5	—	1,085
Redemption fees:
Class 1	—	206
Class 2	—	5,976
Class 3	—	9,457
Class 5	—	1,728
Dividends reinvested:
Class 2	—	16,410,339
Class 3	—	39,089,511
Class 4	—	8,147,477
Class 5	—	6,342,711
Class K	—	3,922,653
Institutional Class	—	208

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2018

	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017
Cost of shares redeemed:
Class 1	$—	$(21,814,876)*
Class 2	(53,900,000)	(295,922,268)
Class 3	(354,752,825)	(324,073,123)
Class 5	(124,055,870)	(41,800,000)
Class K	(89,917)	—
Institutional Class	(6,577,933)	—
Decrease in Net Assets from Transactions in Shares of Beneficial Interest	(47,820,332)	(57,166,490)
Total Increase (decrease) in Net Assets	(111,892,670)	440,500,306
NET ASSETS
Beginning of period	2,122,100,754	1,681,600,448
End of period (including undistributed (distributions in excess of) net investment income of $24,035,853 and ($1,379,679), respectively)	$2,010,208,084	$2,122,100,754

*  All Class 1 shareholders were converted to Class 2 during the period.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford International Equity Fund
Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
Net asset value, beginning of period	$14.20	$10.90	$10.65	$11.20	$11.79	$10.39
From Investment Operations
Net investment income(a)	0.17	0.18	0.17	0.19	0.18	0.19
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.60)	3.62	0.39	(0.40)	(0.52)	1.40
Net increase (decrease) in net asset value from investment operations	(0.43)	3.80	0.56	(0.21)	(0.34)	1.59
Dividends and Distributions to Shareholders
Dividends from net investment income	—	(0.14)	(0.15)	(0.24)	(0.20)	(0.19)
Distributions from net realized gain on investments	—	(0.36)	(0.16)	(0.11)	(0.05)	—
Total Dividends and Distributions	—	(0.50)	(0.31)	(0.35)	(0.25)	(0.19)
Proceeds from Purchase Fees and Redemption Fees(a)	—	0.00 (b)	0.00 (b)	0.01	0.00 (b)	0.00 (b)
Net asset value, end of period	$13.77	$14.20	$10.90	$10.65	$11.20	$11.79
Total Return
Total return based on net asset value(c)	(2.99)%	34.96%	5.24%	(1.89)%	(2.93)%	15.35%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$480,250	$478,079	$578,606	$708,666	$542,943	$637,144
Ratio of net expenses to average net assets	0.61%*	0.61%	0.61%	0.62%	0.61%	0.61%
Ratio of net investment income to average net assets	2.40%*	1.41%	1.53%	1.61%	1.57%	1.72%
Portfolio turnover rate(d)	17%	12%	12%	15%	11%	16%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford International Equity Fund
Selected data for a Class 3 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
Net asset value, beginning of period	$14.37	$11.03	$10.79	$11.34	$11.93	$10.52
From Investment Operations
Net investment income(a)	0.17	0.18	0.17	0.20	0.21	0.19
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.59)	3.68	0.40	(0.41)	(0.54)	1.42
Net increase (decrease) in net asset value from investment operations	(0.42)	3.86	0.57	(0.21)	(0.33)	1.61
Dividends and Distributions to Shareholders
Dividends from net investment income	—	(0.16)	(0.17)	(0.24)	(0.21)	(0.20)
Distributions from net realized gain on investments	—	(0.36)	(0.16)	(0.11)	(0.05)	—
Total Dividends and Distributions	—	(0.52)	(0.33)	(0.35)	(0.26)	(0.20)
Proceeds from Purchase Fees and Redemption Fees(a)	—	0.00 (b)	0.00 (b)	0.01	0.00 (b)	0.00 (b)
Net asset value, end of period	$13.95	$14.37	$11.03	$10.79	$11.34	$11.93
Total Return
Total return based on net asset value(c)	(2.95)%	35.05%	5.31%	(1.82)%	(2.83)%	15.34%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$755,106	$1,119,162	$915,782	$776,265	$1,078,665	$1,268,490
Ratio of net expenses to average net assets	0.54%*	0.55%	0.54%	0.54%	0.54%	0.54%
Ratio of net investment income to average net assets	2.35%*	1.35%	1.54%	1.69%	1.76%	1.75%
Portfolio turnover rate(d)	17%	12%	12%	15%	11%	16%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford International Equity Fund
Selected data for a Class 4 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)	For the Period July 10, 2017(a) through December 31, 2017	For the Period January 1, 2015(a) through December 10, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
Net asset value, beginning of period	$14.59	$13.43	$11.60	$12.20	$10.75
From Investment Operations
Net investment income(b)	0.19	0.05	0.19	0.22	0.20
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.62)	1.64	(0.33)	(0.57)	1.45
Net increase (decrease) in net asset value from investment operations	(0.43)	1.69	(0.14)	(0.35)	1.65
Dividends and Distributions to Shareholders
Dividends from net investment income	—	(0.17)	(0.01)	(0.21)	(0.20)
Distributions from net realized gain on investments	—	(0.36)	—	(0.05)	—
Total Dividends and Distributions	—	(0.53)	(0.01)	(0.26)	(0.20)
Proceeds from Purchase Fees and Redemption Fees(a)	—	—	0.01	0.01	0.00 (c)
Net asset value, end of period	$14.16	$14.59	$11.46	$11.60	$12.20
Total Return
Total return based on net asset value(d)	(2.94)%	12.60%	(1.04)%	(2.82)%	15.42%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$424,009	$232,741	$59	$352,890	$611,786
Ratio of net expenses to average net assets	0.51%*	0.53%*	0.52%*	0.51%	0.51%
Ratio of net investment income to average net assets	2.56%*	0.77%*	1.72%*	1.82%	1.77%
Portfolio turnover rate(e)	17%	12%	15%	11%	16%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford International Equity Fund
Selected data for a Class 5 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Period April 7, 2014(a) through December 31, 2014
Net asset value, beginning of period	$14.82	$11.36	$11.11	$11.67	$12.25
From Investment Operations
Net investment income(b)	0.15	0.20	0.19	0.22	0.15
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.58)	3.79	0.41	(0.42)	(0.46)
Net increase (decrease) in net asset value from investment operations	(0.43)	3.99	0.60	(0.20)	(0.31)
Dividends and Distributions to Shareholders
Dividends from net investment income	—	(0.17)	(0.19)	(0.25)	(0.22)
Distributions from net realized gain on investments	—	(0.36)	(0.16)	(0.11)	(0.05)
Total Dividends and Distributions	—	(0.53)	(0.35)	(0.36)	(0.27)
Proceeds from Purchase Fees and Redemption Fees(b)	—	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value, end of period	$14.39	$14.82	$11.36	$11.11	$11.67
Total Return
Total return based on net asset value(d)	(2.91)%	35.16%	5.40%	(1.75)%	(2.60)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$57,495	$183,384	$167,297	$174,577	$296,649
Ratio of net expenses to average net assets	0.46%*	0.47%	0.46%	0.47%	0.47%*
Ratio of net investment income to average net assets	2.08%*	1.45%	1.66%	1.83%	1.61%*
Portfolio turnover rate(e)	17%	12%	12%	15%	11%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford International Equity Fund
Selected data for a Class K Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$14.17	$12.44
From Investment Operations
Net investment income(b)	0.18	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.60)	2.25
Net increase (decrease) in net asset value from investment operations	(0.42)	2.26
Dividends and Distributions to Shareholders
Dividends from net investment income	—	(0.17)
Distributions from net realized gain on investments	—	(0.36)
Total Dividends and Distributions	—	(0.53)
Net asset value, end of period	$13.75	$14.17
Total Return
Total return based on net asset value(c)	(2.96)%	18.19%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$226,058	$108,728
Ratio of net expenses to average net assets	0.61%*	0.63%*
Ratio of net investment income to average net assets	2.49%*	0.12%*
Portfolio turnover rate(d)	17%	12%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford International Equity Fund
Selected data for an Institutional Class Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$14.19	$12.44
From Investment Operations
Net investment income(b)	0.23	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.66)	2.17
Net increase (decrease) in net asset value from investment operations	(0.43)	2.26
Dividends and Distributions to Shareholders
Dividends from net investment income	—	(0.15)
Distributions from net realized gain on investments	—	(0.36)
Total Dividends and Distributions	—	(0.51)
Net asset value, end of period	$13.76	$14.19
Total Return
Total return based on net asset value(c)	(3.03)%	18.25%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$67,291	$6
Ratio of net expenses to average net assets	0.71%*	0.62%*
Ratio of net investment income to average net assets	3.29%*	1.01%*
Portfolio turnover rate(d)	17%	12%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.
The accompanying notes are an integral part of the financial statements.

Industry Diversification Table*

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford Long Term Global Growth Equity Fund

	Value	% of Total Net Assets
Apparel	$16,549,908	7.6%
Auto Manufacturers	12,195,645	5.6
Biotechnology	23,332,485	10.6
Commercial Services	4,544,542	2.1
Cosmetics/Personal Care	2,372,576	1.1
Healthcare — Products	5,736,975	2.6
Insurance	3,310,336	1.5
Internet	105,373,583	48.3
Machinery — Construction & Mining	1,753,272	0.8
Pharmaceuticals	2,752,615	1.3
Retail	5,877,748	2.7
Semiconductors	15,115,520	7.0
Software	15,201,093	6.9
Total Value of Investments	214,116,298	98.1
Other assets less liabilities	4,061,051	1.9
Net Assets	$218,177,349	100.0%

*  The table above is based on Bloomberg Industry Group classifications. This is a change to the previous period and as a result this table may not be comparable to previous financial statements. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford Long Term Global Growth Equity Fund

	Shares	Value
COMMON STOCKS — 98.1%
CHINA — 24.0%
Alibaba Group Holding Ltd. ADR *	73,006	$13,544,803
Baidu, Inc. ADR *	38,516	9,359,388
Ctrip.com International Ltd. ADR *	114,189	5,438,822
NetEase, Inc.	13,832	3,494,932
TAL Education Group ADR *	123,493	4,544,542
Tencent Holdings Ltd.	320,600	16,099,058
		52,481,545
FRANCE — 7.5%
Hermes International	6,099	3,725,605
Kering	18,168	10,234,045
L'Oreal SA	9,624	2,372,576
		16,332,226
GERMANY — 1.5%
Delivery Hero AG 144A *†	24,550	1,301,275
Rocket Internet SE 144A *†	61,819	1,978,035
		3,279,310
HONG KONG — 1.5%
AIA Group Ltd.	380,000	3,310,336
NETHERLANDS — 2.8%
ASML Holding NV	30,509	6,037,275
SPAIN — 2.7%
Inditex SA	172,600	5,877,748
SWEDEN — 0.8%
Atlas Copco AB, A Shares	60,540	1,753,272
UNITED STATES — 57.3%
Alphabet, Inc., Class C *	6,997	7,806,203
Amazon.com, Inc. *	12,222	20,774,956
Atlassian Corp. PLC, Class A *	48,222	3,014,839
Bluebird Bio, Inc. *	22,333	3,505,164
DexCom, Inc. *	28,981	2,752,615

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford Long Term Global Growth Equity Fund

	Shares	Value
Facebook, Inc., Class A *	75,306	$14,633,462
Illumina, Inc. *	53,382	14,909,059
Intuitive Surgical, Inc. *	11,990	5,736,975
Ionis Pharmaceuticals, Inc. *	49,668	2,069,666
Netflix, Inc. *	28,181	11,030,889
NVIDIA Corp.	38,321	9,078,245
salesforce.com, Inc. *	34,124	4,654,514
Seattle Genetics, Inc. *	42,907	2,848,596
Spotify Technology SA *	20,249	3,406,692
Tesla, Inc. *	35,561	12,195,645
Under Armour, Inc., Class A *	115,225	2,590,258
Workday, Inc., Class A *	33,329	4,036,808
		125,044,586
TOTAL INVESTMENTS — 98.1%
(cost $140,221,745)		$214,116,298
Other assets less liabilities — 1.9%		4,061,051
NET ASSETS — 100.0%		$218,177,349

*  Non-income producing security.

†  144A — Securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of these securities was $3,279,310 representing 1.5% of net assets.

‡  During the period the country classifications were updated to be sourced from Bloomberg and based upon Country of Risk. This has resulted in a change to some country classifications and thus this table may not be comparable to previous financial statements.

ADR  —  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford Long Term Global Growth Equity Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
China	$36,382,487	$16,099,058	$—	$52,481,545
France	—	16,332,226	—	16,332,226
Germany	—	3,279,310	—	3,279,310
Hong Kong	—	3,310,336	—	3,310,336
Netherlands	—	6,037,275	—	6,037,275
Spain	—	5,877,748	—	5,877,748
Sweden	—	1,753,272	—	1,753,272
United States	125,044,586	—	—	125,044,586
Total	$161,427,073	$52,689,225	$—	$214,116,298

For the Long Term Global Growth Equity Fund fair value of Level 2 and Level 1 investments at December 31, 2017 was $50,913,100 and $134,825,676, respectively. There were no transfers between levels for the period ending June 30, 2018.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford Long Term Global Growth Equity Fund

ASSETS
Investments, at value (cost $140,221,745)	$214,116,298
Cash	4,475,281
Tax reclaims receivable	52,592
Receivable for investments sold	45,279
Prepaid assets	18,106
Total Assets	218,707,556
LIABILITIES
Advisory fee payable	228,002
Payable for investments purchased	173,403
Servicing fee payable	65,132
Trustee fee payable	1,812
Accrued expenses	61,858
Total Liabilities	530,207
NET ASSETS	$218,177,349
COMPOSITION OF NET ASSETS
Paid-in capital	$131,292,017
Undistributed net investment income	138,861
Accumulated net realized gain on investments and foreign currency transactions	12,852,741
Net unrealized appreciation in value of investments and foreign currencies	73,893,730
$218,177,349
NET ASSET VALUE, PER SHARE
Class 2 ($65,189,108 / 3,199,935 shares outstanding), unlimited authorized, no par value	$20.37
Class 5 ($69,149,466 / 2,758,291 shares outstanding), unlimited authorized, no par value	$25.07
Class K ($83,023,808 / 4,073,886 shares outstanding), unlimited authorized, no par value	$20.38
Institutional Class ($814,967 / 39,999 shares outstanding), unlimited authorized, no par value	$20.37

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2018

For the Six Months Ended June 30, 2018 (unaudited)
Baillie Gifford Long Term Global Growth Equity Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $324,450)	$1,014,022
Interest	5,447
Total Investment Income	1,019,469
EXPENSES
Advisory fee (Note B)	464,838
Shareholder Servicing fees — Class 2 Shares (Note B)	53,546
Shareholder Servicing fees — Class 4 Shares (Note B)	12,316
Shareholder Servicing fees — Class 5 Shares (Note B)	3,003
Administration & Supervisory Fee — Class K Shares (Note B)	66,581
Administration & Supervisory Fee — Institutional Class Shares (Note B)	41
Fund accounting	57,330
Transfer agency	33,605
Legal	17,232
Professional fees	13,833
Custody	11,037
Trustees' fees	3,753
Insurance	719
Miscellaneous	25,964
Total Expenses	763,798
Fees waived	(8,517)
Net Expenses	755,281
Net Investment Income	264,188
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Investments	9,108,267
Foreign currency transactions	802
9,109,069
Net change in unrealized appreciation (depreciation) on:
Investments	23,606,381
Translation of assets and liabilities denominated in foreign currencies	(2,187)
23,604,194
Net realized and unrealized gain on investments and foreign currency transactions	32,713,263
NET INCREASE IN NET ASSETS FROM OPERATIONS	$32,977,451

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2018

Baillie Gifford Long Term Global Growth Equity Fund

	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$264,188	$(628,481)
Net realized gain on investments and foreign currency transactions	9,109,069	4,792,109
Net change in unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	23,604,194	42,973,057
Net increase in net assets from operations	32,977,451	47,136,685
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	—	19,028
Class 2	47,375	12,925,524 *
Class 4	—	10,989,000
Class 5	61,984,598	—
Class K	5,000	66,005,000
Institutional Class	831,170	5,000
Purchase fees:
Class 1	—	1,663
Class 2	—	4,974
Class 4	—	4,405
Cost of shares redeemed:
Class 1	—	(12,790,797)*
Class 2	(5,000,000)	(7,000,025)
Class 4	(61,984,598)	(22)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(4,116,455)	70,163,750
Total Increase in Net Assets	28,860,996	117,300,435
NET ASSETS
Beginning of period	189,316,353	72,015,918
End of period (including undistributed (accumulated) net investment income (loss) of $138,861 and $(125,327), respectively)	$218,177,349	$189,316,353

*  All Class 1 shareholders were converted to Class 2 during the period.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford Long Term Global Growth Equity Fund
Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Period June 10, 2014(a) through December 31, 2014
Net asset value, beginning of period	$17.33		$11.25	$11.76	$10.43	$10.00
From Investment Operations
Net investment income (loss)(b)	0.02		(0.08)	(0.05)	(0.04)	(0.03)
Net realized gain (loss) on investments and foreign currency transactions	3.02		6.16	(0.39)	1.47	0.47
Net increase (decrease) in net asset value from investment operations	3.04		6.08	(0.44)	1.43	0.44
Dividends and Distributions to Shareholders
Distributions from net realized gain on investments	—		—	(0.07)	(0.12)	(0.01)
Total Dividends and Distributions	—		—	(0.07)	(0.12)	(0.01)
Proceeds from Purchase Fees and Redemption Fees(b)	—		0.00 (c)	0.00 (c)	0.02	—
Net asset value, end of period	$20.37		$17.33	$11.25	$11.76	$10.43
Total Return
Total return based on net asset value(d)	17.53%		54.07%	(3.80)%	13.99%	4.39%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$65,189		$59,870	$32,434	$36,177	$26,095
Ratio of net expenses to average net assets, before waiver	0.78	%*	0.82%	0.87%	0.91%	0.88%*
Ratio of net expenses to average net assets, after waiver	0.77	%*	0.77%	0.77%	0.77%	0.80%*
Ratio of net investment income(loss) to average net assets	0.20	%*	(0.50)%	(0.43)%	(0.34)%	(0.57)%*
Portfolio turnover rate(e)	8%		13%	15%	10%	8%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford Long Term Global Growth Equity Fund
Selected data for a Class 5 Share outstanding throughout the period:

	For the Period April 11, 2018(a) through June 30, 2018
Net asset value, beginning of period	$22.47
From Investment Operations
Net investment income(b)	0.08
Net realized and unrealized gain on investments and foreign currency transactions	2.52
Net increase in net asset value from investment operations	2.60
Net asset value, end of period	$25.07
Total Return
Total return based on net asset value(c)	11.56%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$69,149
Ratio of net expenses to average net assets, before waiver	0.63	%*
Ratio of net expenses to average net assets, after waiver	0.62	%*
Ratio of net investment income to average net assets	1.40	*
Portfolio turnover rate(d)	8%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford Long Term Global Growth Equity Fund
Selected data for a Class K Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)		For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$17.34		$13.96
From Investment Operations
Net investment income (loss)(b)	0.02		(0.07)
Net realized and unrealized gain on investments and foreign currency transactions	3.02		3.45
Net increase in net asset value from investment operations	3.04		3.38
Net asset value, end of period	$20.38		$17.34
Total Return
Total return based on net asset value(c)	17.53%		24.21%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$83,024		$70,639
Ratio of net expenses to average net assets, before waiver	0.78	%*	0.80	%*
Ratio of net expenses to average net assets, after waiver	0.77	%*	0.77	%*
Ratio of net investment income (loss) to average net assets	0.22	%*	(0.61	)%*
Portfolio turnover rate(d)	8%		13%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford Long Term Global Growth Equity Fund
Selected data for an Institutional Class Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)		For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$17.34		$13.96
From Investment Operations
Net investment loss(b)	(0.07)		(0.06)
Net realized and unrealized gain on investments and foreign currency transactions	3.10		3.44
Net increase in net asset value from investment operations	3.03		3.38
Net asset value, end of period	$20.37		$17.34
Total Return
Total return based on net asset value(c)	17.47%		24.21%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$815		$6
Ratio of net expenses to average net assets, before waiver	0.82	%*	0.80	%*
Ratio of net expenses to average net assets, after waiver	0.81	%*	0.80	%*
Ratio of net investment loss to average net assets	(3.54	)%*	(0.56	)%*
Portfolio turnover rate(d)	8%		13%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table*

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford Positive Change Equity Fund

	Value	% of Total Net Assets
Auto Manufacturers	$72,019	1.2%
Banks	34,297	0.6
Biotechnology	107,185	1.8
Building Materials	83,054	1.3
Chemicals	108,677	1.8
Commercial Services	43,729	0.7
Computers	5,284	0.1
Cosmetics/Personal Care	29,158	0.5
Electric	22,174	0.4
Electrical Components & Equipment	14,229	0.3
Food	55,789	0.9
Healthcare — Products	156,645	2.6
Insurance	26,059	0.4
Internet	138,084	2.2
Machinery — Diversified	39,148	0.6
Pharmaceuticals	51,764	0.8
Semiconductors	111,685	1.8
Telecommunications	6,901	0.1
Total Value of Investments	1,105,881	18.1
Other assets less liabilities	5,012,195	81.9
Net Assets	$6,118,076	100.0%

*  The table above is based on Bloomberg Industry Group classifications. This is a change to the previous period and as a result this table may not be comparable to previous financial statements. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford Positive Change Equity Fund

	Shares	Value
COMMON STOCKS — 18.1%
BELGIUM — 1.0%
Umicore SA	1,031	$58,857
BRAZIL — 0.1%
Kroton Educacional SA	3,000	7,237
CHINA — 0.7%
Tencent Holdings Ltd.	900	45,194
DENMARK — 2.1%
Chr. Hansen Holding A/S	606	55,789
Novozymes A/S, B Shares	985	49,820
Orsted A/S 144A †	367	22,174
		127,783
INDONESIA — 0.6%
Bank Rakyat Indonesia Persero Tbk PT	173,400	34,297
IRELAND — 0.8%
Kingspan Group PLC	1,014	50,776
JAPAN — 2.2%
euglena Co., Ltd. *	1,200	8,987
M3, Inc.	1,200	47,722
Pigeon Corp.	600	29,158
Sysmex Corp.	500	46,588
		132,455
KENYA — 0.1%
Safaricom PLC	23,600	6,901
NETHERLANDS — 1.2%
ASML Holding NV	288	56,991
Signify NV 144A †	550	14,229
		71,220

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford Positive Change Equity Fund

	Shares	Value
SOUTH AFRICA — 0.4%
Discovery Ltd.	2,428	$26,059
SWEDEN — 0.5%
Nibe Industrier AB B Shares	3,018	32,278
TAIWAN — 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,496	54,694
UNITED KINGDOM — 0.1%
FDM Group Holdings PLC	409	5,284
UNITED STATES — 7.4%
ABIOMED, Inc. *	216	88,355
Alnylam Pharmaceuticals, Inc. *	351	34,570
Alphabet, Inc., Class A *	40	45,168
DexCom, Inc. *	545	51,764
Ecolab, Inc.	196	27,505
Glaukos Corp. *	534	21,702
Illumina, Inc. *	260	72,615
Tesla, Inc. *	210	72,019
Xylem, Inc.	581	39,148
		452,846
TOTAL INVESTMENTS — 18.1%
(cost $1,001,867)		$1,105,881
Other assets less liabilities — 81.9%		5,012,195
NET ASSETS — 100.0%		$6,118,076

*  Non-income producing security.

†  144A — Securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of these securities was $36,403 representing 0.7% of net assets.

‡  During the period the country classifications were updated to be sourced from Bloomberg and based upon Country of Risk. This has resulted in a change to some country classifications and thus this table may not be comparable to previous financial statements.

ADR  —  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford Positive Change Equity Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$58,857	$—	$58,857
Brazil	7,237	—	—	7,237
China	—	45,194	—	45,194
Denmark	—	127,783	—	127,783
Indonesia	—	34,297	—	34,297
Ireland	50,776	—	—	50,776
Japan	—	132,455	—	132,455
Kenya	—	6,901	—	6,901
Netherlands	—	71,220	—	71,220
South Africa	—	26,059	—	26,059
Sweden	—	32,278	—	32,278
Taiwan	54,694	—	—	54,694
United Kingdom	5,284	—	—	5,284
United States	452,846	—	—	452,846
Total	$570,837	$535,044	$—	$1,105,881

For the Positive Change Equity Fund, fair value of Level 2 and Level 1 investments at December 31, 2017 was $447,059 and $544,184, respectively. $44,431 was transferred out of Level 2 into Level 1 and $129,518 was transferred out of Level 1 into Level 2 during the period ended June 30, 2018. Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using inputs from a third-party vendor modeling tool to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford Positive Change Equity Fund

ASSETS
Investments, at value (cost $1,001,867)	$1,105,881
Cash	15,786
Capital shares sold receivable	5,000,000
Due from Investment Advisor	28,887
Dividends receivable	2,066
Tax reclaims receivable	121
Prepaid assets	3,374
Total Assets	6,156,115
LIABILITIES
Administration & Supervisory fee payable	910
Servicing fee payable	469
Trustee fee payable	13
Accrued expenses	36,647
Total Liabilities	38,039
NET ASSETS	$6,118,076
COMPOSITION OF NET ASSETS
Paid-in capital	$5,999,793
Undistributed net investment income	3,738
Accumulated net realized gain on investments and foreign currency transactions	10,543
Net unrealized appreciation in value of investments and foreign currencies	104,002
$6,118,076
NET ASSET VALUE, PER SHARE
Class K ($5,559,038 / 497,227 shares outstanding), unlimited authorized, no par value	$11.18
Institutional Class ($559,038 / 50,000 shares outstanding), unlimited authorized, no par value	$11.18

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2018

For the Six Months Ended June 30, 2018 (unaudited)
Baillie Gifford Positive Change Equity Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $1,485)	$7,378
Interest	17
Total Investment Income	7,395
EXPENSES
Advisory fee (Note B)	1,786
Administration & Supervisory Fee — Class K Shares (Note B)	460
Administration & Supervisory Fee — Institutional Class Shares (Note B)	460
Fund accounting	24,327
Transfer agency	15,601
Professional fees	13,392
Custody	1,706
Legal	149
Trustees' fees	17
Insurance	4
Miscellaneous	2,105
Total Expenses	60,007
Fees waived	(56,488)
Net Expenses	3,519
Net Investment Income	3,876
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	10,756
Foreign currency transactions	(213)
10,543
Net change in unrealized appreciation (depreciation) on:
Investments	87,304
Translation of assets and liabilities denominated in foreign currencies	(12)
87,292
Net realized and unrealized gain on investments and foreign currency transactions	97,835
NET INCREASE IN NET ASSETS FROM OPERATIONS	$101,711

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2018

Baillie Gifford Positive Change Equity Fund

	For the Six Months Ended June 30, 2018 (unaudited)	For the Period December 14, 2017(a) through December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment gain (loss)	$3,876	$(207)
Net realized gain (loss) from investments and foreign currency transactions	10,543	(138)
Net change in unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	87,292	16,710
Net increase in net assets from operations	101,711	16,365
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	5,000,000	500,000
Institutional Class	—	500,000
Increase in Net Assets from Transactions in Shares of Beneficial Interest	5,000,000	1,000,000
Total Increase in Net Assets	5,101,711	1,016,365
NET ASSETS
Beginning of period	1,016,365	—
End of period (including undistributed (accumulated) net investment income (loss) of $3,738 and $(138), respectively)	$6,118,076	$1,016,365

(a)  Commencement of investment operations.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford Positive Change Equity Fund
Selected data for a Class K Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)		For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$10.16		$10.00
From Investment Operations
Net investment income (loss)(b)	0.02		(0.00	)(c)
Net realized and unrealized gain on investments and foreign currency transactions	1.00		0.16
Net increase in net asset value from investment operations	1.02		0.16
Net asset value, end of period	$11.18		$10.16
Total Return
Total return based on net asset value(d)	10.04%		1.60%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5,559		$508
Ratio of expenses to average net assets, before waiver	11.09	%*	53.13	%*
Ratio of net expenses to average net assets, after waiver	0.65	%*	0.65	%*
Ratio of net investment income (loss) to average net assets	0.72	%*	(0.47	)%*
Portfolio turnover rate(e)	2%		0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford Positive Change Equity Fund
Selected data for an Institutional Class Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)		For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$10.16		$10.00
From Investment Operations
Net investment income (loss)(b)	0.04		(0.00	)(c)
Net realized and unrealized gain on investments and foreign currency transactions	0.98		0.16
Net increase in net asset value from investment operations	1.02		0.16
Net asset value, end of period	$11.18		$10.16
Total Return
Total return based on net asset value(d)	10.04%		1.60%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$559		$508
Ratio of expenses to average net assets, before waiver	11.09	%*	53.13	%*
Ratio of net expenses to average net assets, after waiver	0.65	%*	0.80	%*
Ratio of net investment income (loss) to average net assets	0.72	%*	(0.47	)%*
Portfolio turnover rate(e)	2%		0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table*

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

	Value	% of Total Net Assets
Aerospace/Defense	$27,732	0.8%
Apparel	42,076	1.1
Auto Manufacturers	223,946	6.0
Banks	113,728	3.0
Biotechnology	338,554	9.0
Building Materials	49,133	1.3
Commercial Services	211,397	5.6
Distribution/Wholesale	88,427	2.4
Diversified Financial Services	323,736	8.6
Electronics	52,049	1.4
Healthcare — Products	324,050	8.7
Insurance	49,880	1.3
Internet	1,464,151	38.9
Machinery — Diversified	53,529	1.4
Oil & Gas Services	31,739	0.9
Pharmaceuticals	38,409	1.0
Real Estate	50,798	1.4
Semiconductors	50,223	1.4
Software	152,419	4.0
Total Value of Investments	3,685,976	98.2
Other assets less liabilities	68,978	1.8
Net Assets	$3,754,954	100.0%

*  The table above is based on Bloomberg Industry Group classifications. This is a change to the previous period and as a result this table may not be comparable to previous financial statements. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
COMMON STOCKS — 98.2%
CANADA — 1.6%
Shopify, Inc., Class A *	409	$59,669
UNITED STATES — 96.6%
ABIOMED, Inc. *	478	195,526
Activision Blizzard, Inc.	452	34,497
Agios Pharmaceuticals, Inc. *	456	38,409
Alnylam Pharmaceuticals, Inc. *	597	58,799
Alphabet, Inc., Class C *	143	159,538
Amazon.com, Inc. *	239	406,252
American Express Co.	346	33,908
Celgene Corp. *	411	32,642
Chegg, Inc. *	1,534	42,630
CoStar Group, Inc. *	157	64,783
Denali Therapeutics, Inc. *	1,754	26,748
Ellie Mae, Inc. *	588	61,058
Facebook, Inc., Class A *	855	166,144
First Republic Bank	1,175	113,728
Fortive Corp.	675	52,049
Glaukos Corp. *	836	33,975
GrubHub, Inc. *	1,942	203,735
HEICO Corp., Class A	455	27,732
Illumina, Inc. *	528	147,465
Interactive Brokers Group, Inc., Class A	1,009	64,990
Markel Corp. *	46	49,880
MarketAxess Holdings, Inc.	741	146,614
Martin Marietta Materials, Inc.	220	49,133
Mastercard, Inc., Class A	594	116,733
Netflix, Inc. *	586	229,378
New Relic, Inc. *	529	53,212
Novocure Ltd. *	1,498	46,887
NOW, Inc. *	2,381	31,739
NVIDIA Corp.	212	50,223
Penumbra, Inc. *	345	47,662
Redfin Corp. *	2,200	50,798
Seattle Genetics, Inc. *	243	16,133
Stitch Fix, Inc., Class A *	1,680	46,099
Tableau Software, Inc., Class A *	662	64,710

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
TD Ameritrade Holding Corp.	859	$47,047
Tesla, Inc. *	653	223,946
Under Armour, Inc., Class C *	1,996	42,076
Vertex Pharmaceuticals, Inc. *	334	56,767
Wabtec Corp.	543	53,529
Watsco, Inc.	496	88,427
Wayfair, Inc., Class A *	1,269	150,706
		3,626,307
TOTAL INVESTMENTS — 98.2%
(cost $3,084,790)		$3,685,976
Other assets less liabilities — 1.8%		68,978
NET ASSETS — 100.0%		$3,754,954

*  Non-income producing security.

‡  During the period the country classifications were updated to be sourced from Bloomberg and based upon Country of Risk. This has resulted in a change to some country classifications and thus this table may not be comparable to previous financial statements.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$59,669	$—	$—	$59,669
United States	3,626,307	—	—	3,626,307
Total	$3,685,976	$—	$—	$3,685,976

For the U.S. Equity Growth Fund, fair value of Level 1 investments at December 31, 2017 was $ 1,253,577. There were no transfers between levels for the period ending June 30, 2018.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

ASSETS
Investments, at value (cost $3,084,790)	$3,685,976
Cash	39,970
Due from Investment Advisor	45,001
Prepaid assets	17,001
Total Assets	3,787,948
LIABILITIES
Administration & Supervisory fee payable	1,471
Servicing fee payable	757
Trustee fee payable	12
Accrued expenses	30,754
Total Liabilities	32,994
NET ASSETS	$3,754,954
COMPOSITION OF NET ASSETS
Paid-in capital	$3,104,088
Accumulated net investment loss	(2,998)
Accumulated net realized gain on investments	52,678
Net unrealized appreciation in value of investments	601,186
$3,754,954
NET ASSET VALUE, PER SHARE
Class K ($1,703,017 / 100,379 shares outstanding), unlimited authorized, no par value	$16.97
Institutional Class ($2,051,937 / 120,935 shares outstanding), unlimited authorized, no par value	$16.97

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2018

For the Six Months Ended June 30, 2018 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

INVESTMENT INCOME
Dividends	$1,908
Interest	25
Total Investment Income	1,933
EXPENSES
Advisory fee (Note B)	2,684
Administration & Supervisory Fee — Class K Shares (Note B)	1,303
Administration & Supervisory Fee — Institutional Class Shares (Note B)	80
Fund accounting	32,825
Transfer agency	15,084
Professional fees	13,129
Custody	2,665
Legal	827
Trustees' fees	27
Insurance	5
Miscellaneous	23,966
Total Expenses	92,595
Fees waived	(87,664)
Net Expenses	4,931
Net Investment Loss	(2,998)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Investments	43,427
43,427
Net change in unrealized appreciation on:
Investments	271,417
271,417
Net realized and unrealized gain on investments	314,844
NET INCREASE IN NET ASSETS FROM OPERATIONS	$311,846

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2018

Baillie Gifford U.S. Equity Growth Fund

	For the Period Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(2,998)	$(3,236)
Net realized gain from investments	43,427	17,349
Net change in unrealized appreciation on investments	271,417	333,045
Net increase in net assets from operations	311,846	347,158
DIVIIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Capital gains:
Class K	—	(5,489)
Institutional Class	—	(24)
Total Dividends and Distributions	—	(5,513)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	—	1,148,640 *
Institutional Class	2,093,575	5,000
Dividend reinvested:
Class K	—	5,489
Institutional Class	—	24
Cost of shares redeemed:
Class 1	—	(1,148,640)*
Increase in Net Assets from Transactions in Shares of Beneficial Interest	2,093,575	10,513
Total Increase in Net Assets	2,405,421	352,158
NET ASSETS
Beginning of period	1,349,533	997,375
End of period (including accumulated net investment loss of
$2,998 and $—, respectively)	$3,754,954	$1,349,533

* All Class 1 shareholders were converted to Class K during the period.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford U.S. Equity Growth Fund
Selected data for a Class K Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)		For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$13.39		$11.49
From Investment Operations
Net investment loss(b)	(0.03)		(0.03)
Net realized and unrealized gain on investments	3.61		1.98
Net increase in net asset value from investment operations	3.58		1.95
Dividends and Distributions to Shareholders
Distributions from net realized gain on investments	—		(0.05)
Total Dividends and Distributions	—		(0.05)
Net asset value, end of period	$16.97		$13.39
Total Return
Total return based on net asset value(c)	26.74%		17.01%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,703		$1,344
Ratio of net expenses to average net assets, before waiver	11.45	%*	13.11%*
Ratio of net expenses to average net assets, after waiver	0.60	%*	0.57%*
Ratio of net investment loss to average net assets	(0.35	)%*	(0.31)%*
Portfolio turnover rate(d)	6%		15%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford U.S. Equity Growth Fund
Selected data for an Institutional Class Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)		For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$13.39		$11.49
From Investment Operations
Net investment loss(b)	(0.02)		(0.03)
Net realized and unrealized gain on investments	3.60		1.98
Net increase in net asset value from investment operations	3.58		1.95
Dividends and Distributions to Shareholders
Distributions from net realized gain on investments	—		(0.05)
Total Dividends and Distributions	—		(0.05)
Net asset value, end of period	$16.97		$13.39
Total Return
Total return based on net asset value(c)	26.74%		17.01%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,052		$6
Ratio of net expenses to average net assets, before waiver	10.25	%*	13.11%*
Ratio of net expenses to average net assets, after waiver	0.70	%*	0.72%*
Ratio of net investment loss to average net assets	(0.72	)%*	(0.31)%*
Portfolio turnover rate(d)	6%		15%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table*

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford International Choice Fund

	Value	% of Total Net Assets
Apparel	$14,394,276	2.9%
Auto Manufacturers	6,113,625	1.2
Auto Parts & Equipment	4,030,404	0.8
Banks	22,489,649	4.5
Beverages	16,422,294	3.3
Building Materials	3,154,445	0.6
Chemicals	22,853,703	4.7
Commercial Services	7,092,569	1.4
Cosmetics/Personal Care	26,130,794	5.3
Diversified Financial Services	22,702,435	4.5
Electrical Components & Equipment	7,355,336	1.5
Electronics	22,386,731	4.4
Engineering & Construction	4,021,390	0.8
Food	7,527,893	1.5
Hand/Machine Tools	7,255,455	1.5
Healthcare — Products	17,152,448	3.4
Holding Companies — Diversified	7,114,313	1.4
Insurance	30,104,295	6.1
Internet	89,310,684	18.0
Investment Companies	6,128,652	1.2
Leisure Time	5,913,810	1.2
Machinery — Construction & Mining	10,114,817	2.1
Machinery — Diversified	16,356,407	3.3
Media	13,722,172	2.8
Oil & Gas Services	4,547,106	0.9
Pharmaceuticals	4,577,531	0.9
Retail	49,229,292	9.8
Semiconductors	36,141,398	7.4
Telecommunications	6,441,048	1.3
Total Value of Investments	490,784,972	98.7
Other assets less liabilities	6,327,849	1.3
Net Assets	$497,112,821	100.0%

*  The table above is based on Bloomberg Industry Group classifications. This is a change to the previous period and as a result this table may not be comparable to previous financial statements. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford International Choice Fund

	Shares	Value
COMMON STOCKS — 97.5%
AUSTRALIA — 4.9%
Cochlear Ltd.	78,662	$11,646,044
SEEK Ltd.	386,628	6,230,551
Treasury Wine Estates Ltd.	492,348	6,325,703
		24,202,298
BRAZIL — 1.1%
Raia Drogasil SA	321,000	5,425,714
CANADA — 2.3%
Fairfax Financial Holdings Ltd.	10,022	5,615,796
Shopify, Inc., Class A *	40,198	5,864,486
		11,480,282
CHINA — 8.6%
Alibaba Group Holding Ltd. ADR *	72,952	13,534,785
Baidu, Inc. ADR *	34,523	8,389,089
Ctrip.com International Ltd. ADR *	125,726	5,988,329
JD.com, Inc. ADR *	191,878	7,473,648
Tsingtao Brewery Co., Ltd., Class H	1,380,057	7,561,434
		42,947,285
DENMARK — 2.7%
Novo Nordisk A/S, B Shares	99,101	4,577,531
Novozymes A/S, B Shares	169,920	8,594,255
		13,171,786
FINLAND — 1.1%
Kone Oyj, B Shares	111,378	5,663,080
FRANCE — 1.5%
Legrand SA	100,418	7,355,336
GERMANY — 5.4%
adidas AG	39,667	8,636,222
Infineon Technologies AG	305,954	7,771,638
Zalando SE 144A *†	189,112	10,539,605
		26,947,465

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford International Choice Fund

	Shares	Value
HONG KONG — 3.3%
AIA Group Ltd.	1,064,200	$9,270,684
Jardine Matheson Holdings Ltd.	70,700	4,455,035
Jardine Strategic Holdings Ltd.	73,000	2,659,278
		16,384,997
INDIA — 4.4%
Asian Paints Ltd.	393,890	7,270,540
Housing Development Finance Corp., Ltd.	217,987	6,074,117
Mahindra & Mahindra Ltd. GDR	468,477	6,113,625
MakeMytrip Ltd. *	70,432	2,546,117
		22,004,399
IRELAND — 0.6%
Kingspan Group PLC	62,994	3,154,445
JAPAN — 16.8%
Advantest Corp.	209,800	4,351,858
DENSO Corp.	82,600	4,030,404
Kakaku.com, Inc.	296,900	6,685,587
Kao Corp.	68,700	5,236,423
MS&AD Insurance Group Holdings, Inc.	289,600	8,994,570
Nidec Corp.	33,900	5,071,090
Olympus Corp.	147,200	5,506,404
Pigeon Corp.	172,600	8,387,867
Shimano, Inc.	40,300	5,913,810
Shiseido Co., Ltd.	157,600	12,506,504
SMC Corp.	21,400	7,834,343
SoftBank Group Corp.	56,200	4,013,138
Sugi Holdings Co., Ltd.	51,000	2,950,597
Suruga Bank Ltd.	203,500	1,812,651
		83,295,246
MALAYSIA — 1.0%
Public Bank Bhd	901,900	5,217,414
MEXICO — 0.6%
Wal-Mart de Mexico SAB de CV	1,169,300	3,086,301

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford International Choice Fund

	Shares	Value
NETHERLANDS — 1.6%
ASML Holding NV	39,548	$7,825,958
PHILIPPINES — 0.4%
Puregold Price Club, Inc.	2,299,400	2,007,421
PORTUGAL — 1.1%
Jeronimo Martins SGPS SA	396,006	5,704,270
SINGAPORE — 1.9%
United Overseas Bank Ltd.	473,299	9,276,061
SOUTH AFRICA — 4.2%
Clicks Group Ltd.	502,597	7,176,288
Naspers Ltd., N Shares	54,422	13,722,172
		20,898,460
SOUTH KOREA — 2.7%
NAVER Corp.	4,378	2,995,886
Samsung Electronics Co., Ltd. GDR	3,912	4,057,387
Samsung Fire & Marine Insurance Co., Ltd.	26,265	6,223,245
		13,276,518
SPAIN — 2.5%
Distribuidora Internacional de Alimentacion SA	627,766	1,823,623
Industria de Diseno Textil SA	308,668	10,511,429
		12,335,052
SWEDEN — 4.5%
Atlas Copco AB, A Shares	23,278	674,144
Atlas Copco AB, B Shares	261,210	6,804,994
Epiroc AB, A Shares *	23,278	244,274
Epiroc AB, B Shares *	261,210	2,391,405
Investor AB, B Shares	151,300	6,128,652
Svenska Handelsbanken AB, A Shares	558,309	6,183,523
		22,426,992

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford International Choice Fund

	Shares	Value
SWITZERLAND — 3.5%
Compagnie Financiere Richemont SA	89,099	$7,531,937
Schindler Holding AG, Participating Certificates	33,793	7,255,455
u-blox Holding AG *	12,253	2,427,910
		17,215,302
TAIWAN — 3.3%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	753,994	4,077,698
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	331,908	12,134,557
		16,212,255
THAILAND — 0.5%
Thai Beverage PCL	4,800,000	2,535,157
UNITED KINGDOM — 14.2%
ASOS PLC *	68,403	5,486,797
Auto Trader Group PLC 144A †	1,227,756	6,880,823
Burberry Group PLC	202,602	5,758,054
Hargreaves Lansdown PLC	483,766	12,540,030
HomeServe PLC	339,993	4,021,390
Intertek Group PLC	94,328	7,092,569
John Wood Group PLC	550,631	4,547,106
Johnson Matthey PLC	146,775	6,988,908
Jupiter Fund Management PLC	697,314	4,088,288
Rightmove PLC	146,519	10,242,027
Weir Group PLC (The)	108,863	2,858,984
		70,504,976
UNITED STATES — 2.8%
Mettler-Toledo International, Inc. *	12,153	7,032,091
Spotify Technology SA *	41,563	6,992,559
		14,024,650
Total Common Stocks
(cost $367,872,835)		484,579,120

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford International Choice Fund

	Shares	Value
PREFERRED STOCKS — 1.2%
GERMANY — 1.2%
Sartorius AG (cost $5,106,173)	41,686	$6,205,852
TOTAL INVESTMENTS — 98.7%
(cost $372,979,008)		$490,784,972
Other assets less liabilities — 1.3%		6,327,849
NET ASSETS — 100.0%		$497,112,821

*  Non-income producing security.

†  144A — Securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of these securities was $17,420,428 representing 3.5% of net assets.

‡  During the period the country classifications were updated to be sourced from Bloomberg and based upon Country of Risk. This has resulted in a change to some country classifications and thus this table may not be comparable to previous financial statements.

ADR  —  American Depositary Receipt.

GDR  —  Global Depositary Receipt.

Reg S  —  Regulation S ("Reg S") under the Securities Act of 1933, as amended ("1933 Act") is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At June 30, 2018, the net value of these securities was $4,077,698 representing 0.8% of net assets.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$24,202,298	$—	$24,202,298
Brazil	5,425,714	—	—	5,425,714
Canada	11,480,282	—	—	11,480,282
China	35,385,851	7,561,434	—	42,947,285
Denmark	—	13,171,786	—	13,171,786
Finland	—	5,663,080	—	5,663,080
France	—	7,355,336	—	7,355,336
Germany	—	26,947,465	—	26,947,465
Hong Kong	—	16,384,997	—	16,384,997
India	8,659,742	13,344,657	—	22,004,399
Ireland	3,154,445	—	—	3,154,445
Japan	—	83,295,246	—	83,295,246
Malaysia	—	5,217,414	—	5,217,414
Mexico	3,086,301	—	—	3,086,301
Netherlands	—	7,825,958	—	7,825,958
Philippines	—	2,007,421	—	2,007,421
Portugal	—	5,704,270	—	5,704,270

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments‡

Semi-Annual Report June 30, 2018

Investments in Securities	Level 1	Level 2	Level 3	Total
Singapore	$—	$9,276,061	$—	$9,276,061
South Africa	—	20,898,460	—	20,898,460
South Korea	—	13,276,518	—	13,276,518
Spain	—	12,335,052	—	12,335,052
Sweden	2,635,679	19,791,313	—	22,426,992
Switzerland	—	17,215,302	—	17,215,302
Taiwan	12,134,557	4,077,698	—	16,212,255
Thailand	—	2,535,157	—	2,535,157
United Kingdom	—	70,504,976	—	70,504,976
United States	14,024,650	—	—	14,024,650
Total Common Stocks	95,987,221	388,591,899	—	484,579,120
Preferred Stocks
Germany	—	6,205,852	—	6,205,852
Total	$95,987,221	$394,797,751	$—	$490,784,972

For the International Choice Fund, fair value of Level 2 and Level 1 investments at December 31, 2017 was $390,479,313 and $112,180,765, respectively. $5,994,820 was transferred out of Level 2 into Level 1 and $41,904,361 was transferred out of Level 1 into Level 2 during the period ended June 30, 2018. Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using inputs from a third-party vendor modeling tool to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2018

June 30, 2018 (unaudited)
Baillie Gifford International Choice Fund

ASSETS
Investments, at value (cost $372,979,008)	$490,784,972
Cash	2,680,585
Receivable for investments sold	4,337,270
Dividends receivable	667,810
Tax reclaims receivable	923,262
Prepaid assets	2,825
Total Assets	499,396,724
LIABILITIES
Advisory fee payable	442,133
Payable for investments purchased	1,431,561
Servicing fee payable	174,279
Payable for deferred Indian capital gains tax	112,388
Trustee fee payable	4,523
Accrued expenses	119,019
Total Liabilities	2,283,903
NET ASSETS	$497,112,821
COMPOSITION OF NET ASSETS
Paid-in capital	$386,970,062
Undistributed net investment income	1,246,752
Accumulated net realized loss on investments and foreign currency transactions	(8,787,412)
Net unrealized appreciation in value of investments and foreign currencies (net of deferred Indian capital gains tax)	117,683,419
$497,112,821
NET ASSET VALUE, PER SHARE
Class 2 ($314,294,208 / 21,258,047 shares outstanding), unlimited authorized, no par value	$14.78
Class 3 ($142,236,533 / 9,514,232 shares outstanding), unlimited authorized, no par value	$14.95
Class 5 ($40,582,080 / 2,658,774 shares outstanding), unlimited authorized, no par value	$15.26

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2018

For the Six Months Ended June 30, 2018 (unaudited)
Baillie Gifford International Choice Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $664,159)	$5,304,401
Interest	9,325
Total Investment Income	5,313,726
EXPENSES
Advisory fee (Note B)	890,002
Shareholder Servicing fees — Class 2 Shares (Note B)	275,285
Shareholder Servicing fees — Class 3 Shares (Note B)	71,945
Shareholder Servicing fees — Class 4 Shares (Note B)	798
Shareholder Servicing fees — Class 5 Shares (Note B)	3,854
Fund accounting	129,584
Custody	53,508
Legal	42,168
Transfer agency	25,887
Professional fees	14,969
Trustees' fees	9,581
Insurance	1,832
Miscellaneous	3,165
Total Expenses	1,522,578
Net Investment Income	3,791,148
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss from:
Investments	(2,025,807)
Foreign currency transactions	(54,334)
(2,080,141)
Net change in unrealized depreciation on:
Investments (net of deferred Indian capital gains tax $36,017) (Note A)	(3,675,204)
Translation of assets and liabilities denominated in foreign currencies	(30,046)
(3,705,250)
Net realized and unrealized loss on investments and foreign currency transactions	(5,785,391)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(1,994,243)
The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2018

Baillie Gifford International Choice Fund

	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,791,148	$4,721,219
Net realized gain (loss) from investments and foreign currency transactions	(2,080,141)	9,757,850
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(3,705,250)	101,683,420
Net increase (decrease) in net assets from operations	(1,994,243)	116,162,489
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class 2	—	(4,034,314)
Class 3	—	(1,833,941)
Class 4	—	(534,209)
Total Dividends and Distributions	—	(6,402,464)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	—	33,249,954 *
Class 4	—	34,081,343
Class 5	41,793,273	—
Purchase fees:
Class 1	—	3,420
Class 2	—	46,266
Class 3	—	22,875
Dividends reinvested:
Class 2	—	4,034,314
Class 3	—	1,833,960
Class 4	—	534,209
Cost of shares redeemed:
Class 1	—	(17,850,819)*
Class 2	(9,246,783)	(1,500,000)
Class 4	(41,793,273)	—
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(9,246,783)	54,455,522
Total Increase (Decrease) in Net Assets	(11,241,026)	164,215,547
NET ASSETS
Beginning of period	508,353,847	344,138,300
End of period (including undistributed (distributions in excess of) net investment income of $1,246,752 and $(2,544,396), respectively)	$497,112,821	$508,353,847

*  All Class 1 shareholders were converted to Class 2 during the period.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford International Choice Fund
Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Period April 9, 2013(a) through December 31, 2013
Net asset value, beginning of period	$14.85	$11.44	$11.53	$11.51	$12.20	$11.00
From Investment Operations
Net investment income(b)	0.11	0.14	0.17	0.16	0.17	0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.18)	3.46	(0.11)	0.03	(0.58)	1.19
Net increase (decrease) in net asset value from investment operations	(0.07)	3.60	0.06	0.19	(0.41)	1.27
Dividends and Distributions to Shareholders
Dividends from net investment income	—	(0.19)	(0.15)	(0.17)	(0.17)	(0.09)
Distributions from net realized gain on investments	—	—	—	—	(0.12)	—
Total Dividends and Distributions	—	(0.19)	(0.15)	(0.17)	(0.29)	(0.09)
Proceeds from Purchase Fees and Redemption Fees(b)	—	0.00 (c)	0.00 (c)	0.00 (c)	0.01	0.02
Net asset value, end of period	$14.78	$14.85	$11.44	$11.53	$11.51	$12.20
Total Return
Total return based on net asset value(d)	(0.46)%	31.45%	0.54%	1.56%	(3.29)%	11.76%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$314,294	$324,764	$219,300	$217,720	$245,206	$169,778
Ratio of net expenses to average net assets, before waiver	0.63%*	0.65%	0.65%	0.63%	0.63%	0.67%*
Ratio of net expenses to average net assets, after waiver	0.63%*	0.65%	0.65%	0.63%	0.63%	0.66%*
Ratio of net investment income to average net assets	1.46%*	1.03%	1.48%	1.38%	1.35%	0.98%*
Portfolio turnover rate(e)	10%	12%	14%	15%	9%	11%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford International Choice Fund
Selected data for a Class 3 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Period April 30, 2013(a) through December 31, 2013
Net asset value, beginning of period	$15.01	$11.56	$11.65	$11.63	$12.33	$11.50
From Investment Operations
Net investment income(b)	0.12	0.15	0.18	0.18	0.17	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.18)	3.50	(0.12)	0.02	(0.58)	0.82
Net increase (decrease) in net asset value from investment operations	(0.06)	3.65	0.06	0.20	(0.41)	0.91
Dividends and Distributions to Shareholders
Dividends from net investment income	—	(0.20)	(0.15)	(0.18)	(0.18)	(0.10)
Distributions from net realized gain on investments	—	—	—	—	(0.12)	—
Total Dividends and Distributions	—	(0.20)	(0.15)	(0.18)	(0.30)	(0.10)
Proceeds from Purchase Fees and Redemption Fees(b)	—	0.00 (c)	0.00 (c)	0.00 (c)	0.01	0.02
Net asset value, end of period	$14.95	$15.01	$11.56	$11.65	$11.63	$12.33
Total Return
Total return based on net asset value(d)	(0.42)%	31.54%	0.61%	1.63%	(3.26)%	8.11%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$142,237	$142,844	$108,594	$107,936	$106,203	$109,740
Ratio of net expenses to average net assets	0.56%*	0.58%	0.58%	0.56%	0.56%	0.58%*
Ratio of net investment income to average net assets	1.53%*	1.13%	1.55%	1.45%	1.38%	1.10%*
Portfolio turnover rate(e)	10%	12%	14%	15%	9%	11%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2018

Baillie Gifford International Choice Fund
Selected data for a Class 5 Share outstanding throughout the period:

For the Period January 11, 2018(a) through June 30, 2018 (unaudited)
Net asset value, beginning of period	$15.72
From Investment Operations
Net investment income(b)	0.13
Net realized and unrealized loss on investments and foreign currency transactions	(0.59)
Net decrease in net asset value from investment operations	(0.46)
Net asset value, end of period	$15.26
Total Return
Total return based on net asset value(c)	(2.90)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$40,582
Ratio of net expenses to average net assets	0.48%*
Ratio of net investment income to average net assets	1.73%*
Portfolio turnover rate(d)	10%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2018

Note A — Organization and Accounting Policies

Each of Baillie Gifford EAFE Fund ("EAFE Fund"), Baillie Gifford EAFE Choice Fund ("EAFE Choice Fund"), Baillie Gifford EAFE Pure Fund ("EAFE Pure Fund"), Baillie Gifford Emerging Markets Fund ("Emerging Markets Fund"), Baillie Gifford Global Alpha Equity Fund ("Global Alpha Equity Fund"), Baillie Gifford Global Select Equity Fund ("Global Select Equity Fund"), Baillie Gifford International Concentrated Growth Fund ("International Concentrated Growth Fund"), Baillie Gifford International Equity Fund ("International Equity Fund"), Baillie Gifford Long Term Global Growth Equity Fund ("Long Term Global

Growth Equity Fund"), Baillie Gifford Positive Change Equity Fund ("Positive Change Equity Fund"), Baillie Gifford U.S. Equity Growth Fund ("U.S. Equity Growth Fund") and Baillie Gifford International Choice Fund ("International Choice Fund"), (each, a "Fund", and collectively, the "Funds") is a series of Baillie Gifford Funds (the "Trust"). The investment objective of the Funds is to achieve capital appreciation, for more detail on specific objectives of each Fund please refer to the Prospectus. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to the Second Amended and Restated Agreement and Declaration of Trust dated February 27, 2017 as amended from time to time.

The following table is a summary of classes with shares outstanding as of June 30, 2018:

	EAFE	EAFE Choice	EAFE Pure	Emerging Markets	Global Alpha Equity	Global Select Equity	International Concentrated Growth	International Equity	Long Term Global Growth Equity	Positive Change Equity	U.S. Equity Growth	International Choice
Class 2	X	X	X	X	X	N/A	N/A	X	X	N/A	N/A	X
Class 3	X	N/A	X	X	X	N/A	N/A	X	N/A	N/A	N/A	X
Class 4	X	N/A	N/A	N/A	X	N/A	N/A	X	N/A	N/A	N/A	N/A
Class 5	X	N/A	N/A	X	N/A	N/A	N/A	X	X	N/A	N/A	X
Class K	X	X	X	X	X	X	X	X	X	X	X	N/A
Institutional Class	X	X	X	X	X	X	X	X	X	X	X	N/A

The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements of the Funds have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities for the Funds and disclosure of contingent assets and liabilities for the Funds at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the Funds during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments

Equity securities listed on an established securities exchange are normally valued at their last sale price on the exchange where primarily traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity securities listed on an established securities exchange or on the NASDAQ National Market System for which

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2018

there is no reported sale during the day, and in the case of over-the-counter securities not so listed, are valued at the mean between the last available bid and asked prices. Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained, or for any other reason), and all other assets, are taken at fair value as determined in good faith by Baillie Gifford Overseas Limited (the "Manager"), pursuant to procedures approved by the trustees of the Trust (the "Trustees"). The actual calculations may be made by persons acting pursuant to the direction of the Trustees or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, such events may not be reflected in the computation of a Funds' net asset values. If events materially affecting the value of the Funds' portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Board. The Funds utilize a third party pricing service which for all equity securities, except those traded on a Canadian, Latin American or U.S. exchange, subject to certain minimum confidence levels, applies a fair value adjustment that seeks to reflect changes in such securities' market prices since the close of the market on which they are traded. To the extent that securities are valued using this service, they will be classified as Level 2 securities in the fair value measurement framework described below.

The Funds invest in obligations of foreign entities and securities denominated in foreign currencies. Such investments involve risk not typically involved with domestic investments. Such risks include fluctuations in foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices, and generally less government supervision of foreign securities markets and issuers.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 —  unadjusted quoted prices in active markets for identical investments

Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —  significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund's use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds' Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2018

It is each Fund's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The portfolio may hold securities which are periodically fair valued in accordance with the Funds' Pricing and Valuation Procedures. This may result in movements between Levels 1, 2, and 3 throughout the period.

These transfers may result from using third-party vendor modeling tools to reflect any significant market movements between the time at which the Funds valued their securities and the earlier closing of foreign markets. With regard to the transfers from Level 1 into Level 2, quotations were still obtained from the Funds' third party pricing vendor. Pursuant to the Funds' fair value procedures noted previously, equity securities (including exchange traded securities) are generally categorized as Level 1 or Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund's investments at June 30, 2018 is disclosed at the end of each Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets and liabilities. For the Funds, purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Securities Transactions and Investment Income

The Funds' securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Federal Taxes

Each Fund intends to continue to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Funds' shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in Foreign Jurisdiction may be subject to foreign withholding tax. Whenever possible, the Funds will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest.

In addition to the requirements of the Code, the Funds may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities, payable upon repatriation of sales proceeds. Any realized losses in excess of gains

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2018

may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. As of June 30, 2018 the Global Alpha Fund recorded a receivable for Indian capital gain tax refund of $22,376. As of June 30, 2018, the following Funds recorded a deferred liability for potential future Indian capital gains taxes: the Emerging Markets Fund and the International Choice Fund to the amount of $9,584,027, and $112,388 respectively. Effective April 1, 2018, long term gains on listed Indian equities are subject to capital gains tax. Prior to April 1, 2018, only short term gains (gains on investments held for less than one year) were subject to this tax.

The Funds are subject to tax accounting standards that provide guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more likely-than-not" threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Funds. For the EAFE Fund, EAFE Choice Fund, EAFE Pure Fund, Emerging Markets Fund, Global Alpha Equity Fund, International Equity Fund, Long Term Global Growth Equity Fund and International Choice Fund, the tax periods 2015 through present remain subject to examination. For the U.S. Equity Growth Fund, the tax periods ended 2016 through present remain subject to examination. For the Global Select Equity Fund, International Concentrated Growth Fund and Positive Change Equity Fund, the tax period ended 2017 is subject to examination.

At December 31, 2017 for Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short Term Capital Loss No Expiration	Long Term Capital Loss No Expiration	Capital Loss Available Total
International Choice	$—	$6,374,949	$6,374,949

During the year ended December 31, 2017, the following Funds utilized capital loss carryforwards:

Fund	Utilized
EAFE Choice	$7,507,574
EAFE Pure	3,684,286
Emerging Markets	27,705,851
Global Alpha Equity	18,762,547
International Choice	8,852,010

Realized capital losses, currency losses and passive foreign investment company ("PFIC") losses incurred after October 31 ("post-October losses/Late-Year Specified") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year. During the year ended December 31, 2017, the Funds shown below incurred and will elect to defer net post-October losses as indicated.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2018

At December 31, 2017, the components of accumulated earnings on tax a basis were as follows:

Fund	Undistributed Net Ordinary Income	Long Term Capital Gains	Capital Loss Carryforwards	Post October Capital/Currency Losses/Late year ordinary losses	Net Unrealized Appreciation/ Depreciation on Investments and Foreign Currencies	Total Accumulated Earnings/ Deficit
EAFE	$44,387	$42,600,167	$—	$—	$1,260,846,798	$1,303,491,352
EAFE Choice	—	1,902,080	—	(469,763)	84,192,674	85,624,991
EAFE Pure	—	2,237,108	—	(731,523)	48,400,389	49,905,974
Emerging Markets	—	93,545,579	—	(479,011)	598,630,696	691,697,264
Global Alpha Equity	1,559,743	14,653,534	—	—	349,813,029	366,026,306
Global Select Equity	766	—	—	—	44,437	45,203
International Concentrated Growth	—	—	—	—	6,620	6,620
International Equity	3,304,560	14,328,681	—	—	877,987,970	895,621,211
Long Term Global Growth Equity	—	3,906,506	—	(22,229)	50,023,604	53,907,881
Positive Change Equity	—	—	—	(138)	16,710	16,572
U.S. Equity Growth	9,266	—	—	—	329,754	339,020
International Choice	—	—	(6,374,949)	(532,464)	119,044,415	112,137,002

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to the differing book/tax treatment of realized losses on wash sales and mark to market income on securities categorized as PFICs.

For the year ended December 31, 2017, the following reclassifications have been made on the Statements of Assets and Liabilities as a result of certain differences in the computation of net investment income and net realized capital gains under U.S. federal income tax rules and regulations versus GAAP, such as the treatment of foreign currency gains and losses and the redesignation of dividends.

Fund	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gains (Losses) on Investments and Foreign Currency Transactions	Paid-in Capital
EAFE	$1,784,910	$(1,784,910)	$—
EAFE Choice	(7,649)	7,649	—
EAFE Pure	74,108	(74,108)	—
Emerging Markets	2,270,133	(2,270,133)	—
Global Alpha Equity	139,122	(139,122)	—
Global Select Equity	(2,309)	2,309	—
International Concentrated Growth	302	1,608	(1,910)
International Equity	(278,517)	278,517	—
Long Term Global Growth Equity	503,154	41,518	(544,672)
Positive Change Equity	69	138	(207)
U.S. Equity Growth	3,236	(3,236)	—
International Choice	(43,089)	43,090	(1)

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2018

Dividends and Distributions to Shareholders

The Funds intend to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Funds at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Funds' policies are to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

For the years or periods ended December 31, 2017 and December 31, 2016, the tax characters of the dividends paid were:

Fund	Ordinary Income 2017	Long Term Capital Gains 2017	Return of Capital 2017	Ordinary Income 2016	Long Term Capital Gains 2016	Return of Capital 2016
EAFE	$19,751,226	$48,725,790	$—	$15,659,306	$101,073,397	$—
EAFE Choice	4,719,038	—	—	3,673,930	—	—
EAFE Pure	5,473,971	—	—	2,430,664	—	—
Emerging Markets	19,863,377	13,157,890	—	12,494,261	—	207,935
Global Alpha Equity	8,003,422	32,552,970	—	5,050,014	2,554,846	—
Global Select Equity	—	—	—	—	—	—
International Concentrated Growth	—	—	—	—	—	—
International Equity	22,247,527	51,665,372	—	24,716,327	23,695,901	—
Long Term Global Growth Equity	—	—	—	—	478,647	—
Positive Change Equity	—	—	—	—	—	—
U.S. Equity Growth	5,513	—	—	—	—	—
International Choice	6,402,464	—	—	4,399,276	—	—

For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

Note B — Investment Management and Other Services

The Funds are advised and managed by the Manager. The Manager, an investment adviser registered with the Securities and Exchange Commission (the "SEC"), is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Funds (the "Advisory Agreement"), each Fund pays the Manager an investment advisory fee, in arrears.

The fee paid by each Fund under the Advisory Agreement is subject to the breakpoints reflected in the table below. The fee is calculated and accrued daily as percentage of the average daily net assets of each Fund and is paid quarterly.

Fund	Average Daily Net Assets of the Fund (millions)	Annual Rate at Each Asset Level
EAFE	$0 - $2,000 > $2,000 - $5,000 Above $5,000	0.35% 0.31% 0.29%
EAFE Choice	$0 - $2,000 > $2,000 - $5,000 Above $5,000	0.35% 0.31% 0.29%

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2018

Fund	Average Daily Net Assets of the Fund (millions)	Annual Rate at Each Asset Level
EAFE Pure	$0 - $2,000 > $2,000 - $5,000 Above $5,000	0.35% 0.31% 0.29%
Emerging Markets	$0 - $2,000 > $2,000 - $5,000 Above $5,000	0.55% 0.51% 0.49%
Global Alpha Equity	$0 - $2,000 > $2,000 - $5,000 Above $5,000	0.40% 0.36% 0.34%
Global Select Equity	$0 - $2,000 > $2,000 - $5,000 Above $5,000	0.33% 0.29% 0.27%
International Concentrated Growth	$0 - $2,000 > $2,000 - $5,000 Above $5,000	0.40% 0.36% 0.34%
International Equity	$0 - $2,000 > $2,000 - $5,000 Above $5,000	0.35% 0.31% 0.29%
Long Term Global Growth Equity	$0 - $2,000 > $2,000 - $5,000 Above $5,000	0.45% 0.41% 0.39%
Positive Change Equity	$0 - $2,000 > $2,000 - $5,000 Above $5,000	0.33% 0.29% 0.27%
U.S. Equity Growth	$0 - $2,000 > $2,000 - $5,000 Above $5,000	0.33% 0.29% 0.27%
International Choice	$0 - $2,000 > $2,000 - $5,000 Above $5,000	0.35% 0.31% 0.29%

The Manager has contractually agreed, through April 30, 2019, to waive its fees and/or bear expenses to the extent that such Fund's total annual operating expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed the following amounts:

Fund	Class	Expense Limitation
Global Select Equity Fund	Class K	0.65%
	Institutional Class	0.65%
International Concentrated Growth Fund	Class K	0.72%
	Institutional Class	0.72%
Long Term Global Growth Equity Fund	Class 2	0.77%
	Class 5	0.62%
	Class K	0.77%
	Institutional Class	0.77%
Positive Change Equity Fund	Class K	0.65%
	Institutional Class	0.65%
U.S. Equity Growth Fund	Class K	0.65%
	Institutional Class	0.65%

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2018

Waived fees for all Funds are not subject to recoupment.

Baillie Gifford Funds Services LLC ("BGFS"), a wholly-owned subsidiary of the Manager, serves as the sole distributor and principal underwriter of the shares of the Funds.

Each Fund (other than the Global Select Equity Fund, the International Concentrated Growth Fund, the Positive Change Equity Fund and the U.S. Equity Growth Fund) has adopted a Shareholder Servicing Plan providing that the Fund may pay the Manager, or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund shares, for services rendered and expenses borne in connection with the provision of services provided to Fund investors and/or the maintenance of shareholder accounts. For these services, the Funds pay the Manager a fee at the annualized rate of the Funds' average daily net assets attributed to each class of share as follows:

	EAFE	EAFE Choice	EAFE Pure	Emerging Markets	Global Alpha Equity	International Equity	Long Term Global Growth Equity	International Choice
Class 2	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%
Class 3	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Class 4	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Class 5	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%

With respect to Class K and Institutional Class shares, the Manager is responsible for providing certain administrative services to Fund shareholders as well as coordinating, overseeing and supporting services provided to Fund shareholders by third parties, including financial intermediaries that hold accounts with the Funds, pursuant to an Administration and Supervisory Agreement between the Manager and the Trust on behalf of each Fund. Each Fund other than the International Choice Fund has adopted an Administration, Supervisory and Sub-Accounting Services Plan with respect to Class K and Institutional Class shares of each Fund, which authorizes each Fund to pay the Manager an Administration and Supervisory Fee quarterly, in arrears, with respect to Class K and Institutional Class shares at an annual rate of 0.17% of such Fund's average net assets.

The Bank of New York Mellon serves as the Funds' administrator and custodian. BNY Mellon Investment Servicing (U.S.) Inc. serves as the Trust's transfer agent, registrar and dividend disbursing agent.

Note C — Investment Transactions

Purchases and proceeds from sales of securities (excluding in-kind purchases and redemptions and short-term securities) for the six months ended June 30, 2018 were as follows:

Fund	Purchases	Sales
EAFE	$79,652,909	$139,605,655
EAFE Choice	36,451,831	67,259,601
EAFE Pure	158,882,905	43,930,342
Emerging Markets	394,218,321	172,277,303
Global Alpha Equity	94,688,100	410,430,270
Global Select Equity	211,615	191,125
International Concentrated Growth	91,468	70,682
International Equity	353,881,574	379,413,275
Long Term Global Growth Equity	15,811,795	20,148,920
Positive Change Equity	36,985	20,407
U.S. Equity Growth	2,222,304	104,697
International Choice	50,823,765	56,986,780

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2018

The Funds' cost of investments and gross unrealized appreciation (depreciation) at June 30, 2018 for U.S. federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Appreciation
EAFE	$1,474,742,085	$1,424,948,731	$(56,173,473)	$1,368,775,258
EAFE Choice	196,949,488	84,077,197	(8,567,533)	75,509,664
EAFE Pure	363,570,973	60,777,916	(11,879,569)	48,898,347
Emerging Markets	1,367,056,282	463,859,825	(71,900,995)	391,958,830
Global Alpha Equity	588,348,240	313,503,467	(32,978,692)	280,524,775
Global Select Equity	3,003,644	375,421	(144,524)	230,897
International Concentrated Growth	1,006,774	112,381	(13,782)	98,599
International Equity	1,292,579,644	734,428,953	(52,302,727)	682,126,226
Long Term Global Growth Equity	140,487,677	74,920,158	(1,291,537)	73,628,621
Positive Change Equity	1,001,867	149,738	(45,724)	104,014
U.S. Equity Growth	3,084,805	622,564	(21,393)	601,171
International Choice	375,323,262	130,910,253	(15,448,543)	115,461,710

Note D — Transactions in Shares of Beneficial Interest

EAFE Fund
	Class 2 Shares For the Period Ended June 30, 2018		Class 3 Shares For the Period Ended June 30, 2018
	Shares	Amount	Shares	Amount
Shares sold	6,497,594	$98,457,216	—	$—
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(2,922,312)	(45,380,000)	(8,934,156)	(136,453,216)
Net increase (decrease)	3,575,282	$53,077,216	(8,934,156)	$(136,453,216)
EAFE Fund
	Class 4 Shares For the Period Ended June 30, 2018		Class 5 Shares For the Period Ended June 30, 2018
	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase (decrease)	—	$—	—	$—

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2018

	EAFE Fund
	Class K Shares For the Period Ended June 30, 2018		Institutional Class Shares For the Period Ended June 30, 2018
	Shares	Amount	Shares	Amount
Shares sold	—	$—	17,451	$272,273
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	—	$—	17,451	$272,273
	EAFE Fund
	Class 1 Shares For the Period Ended December 31, 2017		Class 2 Shares For the Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	142	$1,508	9,465,027 **	$109,733,985 **
Purchase fees	—	279	—	11,880
Redemption fees	—	100	—	16,484
Shares issued in reinvestment of dividends and distributions	—	—	1,211,109	17,464,610
Shares redeemed	(1,838,303)*	(20,817,261)*	(31,363,941)	(437,863,539)
Net increase (decrease)	(1,838,161)	$(20,815,374)	(20,687,805)	$(310,636,580)

*  1,580,441 shares and $17,964,404 converted from Class 1 into Class 2.

**  1,573,520 shares and $17,964,404 converted into Class 2 from Class 1.

	EAFE Fund
	Class 3 Shares For the Year Ended December 31, 2017		Class 4 Shares For the Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	7,588,420	$110,142,876	1,895,088	$25,000,000
Purchase fees	—	6,994	—	3,256
Redemption fees	—	8,105	—	4,201
Shares issued in reinvestment of dividends and distributions	1,024,175	14,798,611	518,970	7,503,626
Shares redeemed	(9,802,341)	(122,361,558)	(1,409,453)	(20,000,000)
Net increase (decrease)	(1,189,746)	$2,595,028	1,004,605	$12,511,083

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2018

	EAFE Fund
	Class 5 Shares For the Year Ended December 31, 2017		Class K Shares For the Period Ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	—	$—	416	$5,000
Purchase fees	—	12,563	—	—
Redemption fees	—	16,205	—	—
Shares issued in reinvestment of dividends and distributions	1,981,299	28,702,684	10	150
Shares redeemed	—	—	—	—
Net increase	1,981,299	$28,731,452	426	$5,150

	EAFE Fund
	Institutional Class Shares For the Period Ended December 31, 2017
	Shares	Amount
Shares sold	416	$5,000
Purchase fees	—	—
Redemption fees	—	—
Shares issued in reinvestment of dividends and distributions	10	150
Shares redeemed	—	—
Net increase	426	$5,150

	EAFE Choice Fund
	Class 2 Shares For the Period Ended June 30, 2018		Class 3 Shares For the Period Ended June 30, 2018
	Shares	Amount	Shares	Amount
Shares sold	1,681,603	$27,012,849	24,775	$405,000
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(2,194,579)	(36,200,000)	(1,680,816)	(27,282,249)
Net decrease	(512,976)	$(9,187,151)	(1,656,041)	$(26,877,249)

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2018

	EAFE Choice Fund
	Class K Shares For the Period Ended June 30, 2018		Institutional Class Shares For the Period Ended June 30, 2018
	Shares	Amount	Shares	Amount
Shares sold	368,444	$5,965,100	—	$—
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	(2,296)	(37,968)
Net increase (decrease)	368,444	$5,965,100	(2,296)	$(37,968)
	EAFE Choice Fund
	Class 1 Shares For the Period Ended December 31, 2017		Class 2 Shares For the Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	117	$1,497 **	139,266	$2,010,737 **
Purchase fees	—	—	—	1,361
Redemption fees	—	—	—	4,257
Shares issued in reinvestment of dividends and distributions	—	—	265,970	4,282,725
Shares redeemed	(352)*	(4,741)	(4,847,568)	(76,008,120)
Net decrease	(235)	$(3,244)	(4,442,332)	$(69,709,040)
	EAFE Choice Fund
	Class 3 Shares For the Year Ended December 31, 2017		Class K Shares For the Period Ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	176,660	$2,591,699	353	$5,000
Purchase fees	—	100	—	—
Redemption fees	—	317	—	—
Shares issued in reinvestment of dividends and distributions	26,628	432,754	6	92
Shares redeemed	(128,175)	(1,910,571)	—	—
Net increase (decrease)	75,113	$1,114,299	359	$5,092

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2018

	EAFE Choice Fund
	Institutional Class Shares For the Period Ended December 31, 2017
	Shares	Amount
Shares sold	12,471	$199,000
Purchase fees	—	—
Redemption fees	—	—
Shares issued in reinvestment of dividends and distributions	6	98
Shares redeemed	—	—
Net increase (decrease)	12,477	$199,098

*  352 shares and $4,741 converted from Class 1 into Class 2.

**  348 shares and $4,741 converted into Class 2 from Class 1.

EAFE PURE Fund
	Class 2 Shares For the Period Ended June 30, 2018		Class 3 Shares For the Period Ended June 30, 2018
	Shares	Amount	Shares	Amount
Shares sold	325	$4,000	—	$—
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(408,017)	(5,000,000)	—	—
Net increase (decrease)	(407,692)	$(4,996,000)	—	$—
EAFE PURE Fund
	Class K Shares For the Period Ended June 30, 2018		Institutional Class Shares For the Period Ended June 30, 2018
	Shares	Amount	Shares	Amount
Shares sold	9,632,488	$116,407,000	—	$—
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	9,632,488	$116,407,000	—	$—

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2018

	EAFE PURE Fund
	Class 1 Shares For the Period Ended December 31, 2017		Class 2 Shares For the Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	154	$1,497	1,993,899 **	$19,968,711 **
Purchase fees	—	5	—	198,413
Redemption fees	—	—	—	3,003
Shares issued in reinvestment of dividends and distributions	—	—	327,488	3,944,235
Shares redeemed	(461)*	(4,715)*	(2,015,092)	(23,503,003)
Net increase (decrease)	(307)	$(3,213)	306,295	$611,359
	EAFE PURE Fund
	Class 3 Shares For the Year Ended December 31, 2017		Class K Shares For the Period Ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	7,086,028	$74,325,352	466	$5,000
Purchase fees	—	1	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	125,774	1,529,525	9	105
Shares redeemed	(432,822)	(5,000,000)	—	—
Net increase	6,778,980	$70,854,878	475	$5,105

	EAFE PURE Fund
	Institutional Class Shares For the Period Ended December 31, 2017
	Shares	Amount
Shares sold	466	$5,000
Purchase fees	—	—
Redemption fees	—	—
Shares issued in reinvestment of dividends and distributions	9	105
Shares redeemed	—	—
Net increase	475	$5,105

*  461 shares and $4,715 converted from Class 1 into Class 2.

**  457 shares and $4,715 converted into Class 2 from Class 1.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2018

Emerging Markets Fund
	Class 2 Shares For the Period Ended June 30, 2018		Class 3 Shares For the Period Ended June 30, 2018
	Shares	Amount	Shares	Amount
Shares sold	1,058,604	$24,252,631	—	$—
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase (decrease)	1,058,604	$24,252,631	—	$—
Emerging Markets Fund
	Class 5 Shares For the Period Ended June 30, 2018		Class K Shares For the Period Ended June 30, 2018
	Shares	Amount	Shares	Amount
Shares sold	—	$—	10,742,459	$241,425,616
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(1,101,483)	(25,308,631)	(74,142)	(1,615,857)
Net increase (decrease)	(1,101,483)	$(25,308,631)	10,668,317	$239,809,759

Emerging Markets Fund
Institutional Class Shares For the Period Ended June 30, 2018
	Shares	Amount
Shares sold	43,718	$946,747
Purchase fees	—	—
Redemption fees	—	—
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	—	—
Net increase	43,718	$946,747

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2018

	Emerging Markets Fund
	Class 1 Shares For the Period Ended December 31, 2017		Class 2 Shares For the Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	96	$1,497	2,787,599 **	$49,650,731 **
Purchase fees	—	281	—	4,567
Redemption fees	—	—	—	4,199
Shares issued in reinvestment of dividends and distributions	—	—	167,120	3,767,062
Shares redeemed	(500,747)*	(8,699,086)*	(2,033,116)	(45,405,788)
Net increase (decrease)	(500,651)	$(8,697,308)	921,603	$8,020,771
	Emerging Markets Fund
	Class 3 Shares For the Year Ended December 31, 2017		Class 5 Shares For the Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Purchase fees	—	4,814	—	40,345
Redemption fees	—	3,560	—	29,835
Shares issued in reinvestment of dividends and distributions	165,344	3,756,892	1,034,998	24,116,683
Shares redeemed	—	—	(17,316,669)	(396,049,578)
Net increase (decrease)	165,344	$3,765,266	(16,281,671)	$(371,862,715)
	Emerging Markets Fund
	Class K Shares For the Period Ended December 31, 2017		Institutional Class Shares For the Period Ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	4,741,936	$98,891,235	274	$5,000
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	59,488	1,339,105	5	121
Shares redeemed	(1,583,086)	(35,000,000)	—	—
Net increase	3,218,338	$65,230,340	279	$5,121

*  500,747 shares and $8,699,086 converted from Class 1 into Class 2.

**  492,613 shares and $8,699,086 converted into Class 2 from Class 1.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2018

	Global Alpha Equity Fund
	Class 2 Shares For the Period Ended June 30, 2018		Class 3 Shares For the Period Ended June 30, 2018
	Shares	Amount	Shares	Amount
Shares sold	203	$4,000	365,651	$7,500,000
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(125,172)	(2,500,000)	(2,984,118)	(59,500,000)
Net increase (decrease)	(124,969)	$(2,496,000)	(2,618,467)	$(52,000,000)
	Global Alpha Equity Fund
	Class 4 Shares For the Period Ended June 30, 2018		Class K Shares For the Period Ended June 30, 2018
	Shares	Amount	Shares	Amount
Shares sold	—	$—	102,885	$2,050,478
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(11,720,518)	(246,700,383)	(663,642)	(13,414,793)
Net increase (decrease)	(11,720,518)	$(246,700,383)	(560,757)	$(11,364,315)

Global Alpha Equity Fund
Institutional Class Shares For the Period Ended June 30, 2018
	Shares	Amount
Shares sold	—	$—
Purchase fees	—	—
Redemption fees	—	—
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	—	—
Net increase	—	$—

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2018

	Global Alpha Equity Fund
	Class 1 Shares For the Period Ended December 31, 2017		Class 2 Shares For the Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	102	$1,498	1,214,499 **	$20,191,462 **
Purchase fees	—	—	—	5,472
Redemption fees	—	—	—	6,754
Shares issued in reinvestment of dividends and distributions	—	—	286,122	5,398,523
Shares redeemed	(319)*	(4,965)*	(8,809,058)	(154,903,521)
Net increase (decrease)	(217)	$(3,467)	(7,308,437)	$(129,301,310)
	Global Alpha Equity Fund
	Class 3 Shares For the Year Ended December 31, 2017		Class 4 Shares For the Period Ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	9,384,358	$167,078,422	18,644,881	$352,706,903
Purchase fees	—	14,033	—	—
Redemption fees	—	17,770	—	—
Shares issued in reinvestment of dividends and distributions	1,039,321	19,986,144	669,263	13,112,596
Shares redeemed	(21,154,751)	(388,729,425)	(522,422)	(10,500,000)
Net increase (decrease)	(10,731,072)	$(201,633,056)	18,791,722	$355,319,499
	Global Alpha Equity Fund
	Class K Shares For the Period Ended December 31, 2017		Institutional Class Shares For the Period Ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	4,132,888 ***	$75,400,530 ***	302	$5,000
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	109,284	2,058,917	11	213
Shares redeemed	(1,258,732)	(23,575,015)	—	—
Net increase	2,983,440	$53,884,432	313	$5,213

*  319 shares and $4,965 converted from Class 1 into Class 2.

**  312 shares and $4,965 converted into Class 2 from Class 1.

***  Includes in-kind subscription for 1,607,239 shares and $28,817,791.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2018

Global Select Equity Fund
	Class K Shares For the Period Ended June 30, 2018		Institutional Class Shares For the Period Ended June 30, 2018
	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	—	$—	—	$—
Global Select Equity Fund
	Class K Shares For the Period Ended December 31, 2017		Institutional Class Shares For the Period Ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	150,000	$1,500,000	150,000	$1,500,000
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	150,000	$1,500,000	150,000	$1,500,000
International Concentrated Growth Fund
	Class K Shares For the Period Ended June 30, 2018		Institutional Class Shares For the Period Ended June 30, 2018
	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	—	$—	—	$—

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2018

	International Concentrated Growth Fund
	Class K Shares For the Period Ended December 31, 2017		Institutional Class Shares For the Period Ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	50,000	$500,000	50,000	$500,000
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	50,000	$500,000	50,000	$500,000
	International Equity Fund
	Class 2 Shares For the Period Ended June 30, 2018		Class 3 Shares For the Period Ended June 30, 2018
	Shares	Amount	Shares	Amount
Shares sold	5,055,092	$71,122,676	524,967	$7,500,000
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(3,861,218)	(53,900,000)	(24,256,169)	(354,752,825)
Net increase (decrease)	1,193,874	$17,222,676	(23,731,202)	$(347,252,825)
	International Equity Fund
	Class 4 Shares For the Period Ended June 30, 2018		Class 5 Shares For the Period Ended June 30, 2018
	Shares	Amount	Shares	Amount
Shares sold	13,985,711	$210,058,382	—	$—
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	(8,376,584)	(124,055,870)
Net increase (decrease)	13,985,711	$210,058,382	(8,376,584)	$(124,055,870)

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2018

	International Equity Fund
	Class K Shares For the Period Ended June 30, 2018		Institutional Class Shares For the Period Ended June 30, 2018
	Shares	Amount	Shares	Amount
Shares sold	8,773,258	$125,993,548	5,367,526	$76,881,607
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(6,350)	(89,917)	(477,036)	(6,577,933)
Net increase	8,766,908	$125,903,631	4,890,490	$70,303,674
	International Equity Fund
	Class 1 Shares For the Period Ended December 31, 2017		Class 2 Shares For the Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	135	$1,497	1,828,103 **	$21,820,826 **
Purchase fees	—	129	—	3,746
Redemption fees	—	206	—	5,976
Shares issued in reinvestment of dividends and distributions	—	—	1,160,931	16,410,339
Shares redeemed	(1,855,127)*	(21,814,876)*	(22,421,627)	(295,922,268)
Net increase (decrease)	(1,854,992)	$(21,813,044)	(19,432,593)	$(257,681,381)
	International Equity Fund
	Class 3 Shares For the Year Ended December 31, 2017		Class 4 Shares For the Period Ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	16,354,903	$215,980,083	15,387,668	$206,702,541
Purchase fees	—	5,862	—	—
Redemption fees	—	9,457	—	—
Shares issued in reinvestment of dividends and distributions	2,731,488	39,089,511	560,731	8,147,477
Shares redeemed	(24,252,519)	(324,073,123)	—	—
Net increase (decrease)	(5,166,128)	$(68,988,210)	15,948,399	$214,850,018

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2018

	International Equity Fund
	Class 5 Shares For the Year Ended December 31, 2017		Class K Shares For the Period Ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	147,805	$2,000,007	7,393,671	$105,992,735
Purchase fees	—	1,085	—	—
Redemption fees	—	1,728	—	—
Shares issued in reinvestment of dividends and distributions	429,770	6,342,711	278,005	3,922,653
Shares redeemed	(2,930,950)	(41,800,000)	—	—
Net increase	(2,353,375)	$(33,454,469)	7,671,676	$109,915,388

	International Equity Fund
	Institutional Class Shares For the Period Ended December 31, 2017
	Shares	Amount
Shares sold	402	$5,000
Purchase fees	—	—
Redemption fees	—	—
Shares issued in reinvestment of dividends and distributions	15	208
Shares redeemed	—	—
Net increase	417	$5,208

*  1,855,127 shares and $21,814,876 converted from Class 1 into Class 2.

**  1,827,648 shares and $21,814,876 converted into Class 2 from Class 1.

	Long Term Global Growth Equity Fund
	Class 2 Shares For the Period Ended June 30, 2018		Class 4 Shares For the Period Ended June 30, 2018
	Shares	Amount	Shares	Amount
Shares sold	2,549	$47,375	—	$—
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(256,469)	(5,000,000)	(2,941,772)	(61,984,598)
Net decrease	(253,920)	$(4,952,625)	(2,941,772)	$(61,984,598)

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2018

Long Term Global Growth Equity Fund
	Class 5 Shares For the Period Ended June 30, 2018		Class K Shares For the Period Ended June 30, 2018
	Shares	Amount	Shares	Amount
Shares sold	2,758,291	$61,984,598	268	$5,000
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	2,758,291	$61,984,598	268	$5,000

Long Term Global Growth Equity Fund
Institutional Class Shares For the Period Ended June 30, 2018
	Shares	Amount
Shares sold	39,641	$831,170
Purchase fees	—	—
Redemption fees	—	—
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	—	—
Net increase	39,641	$831,170

	Long Term Global Growth Equity Fund
	Class 1 Shares For the Year Ended December 31, 2017				Class 2 Shares For the Year Ended December 31, 2017
	Shares		Amount		Shares		Amount
Shares sold	1,805		$19,028		975,426	**	$12,925,524	**
Purchase fees	—		1,663		—		4,974
Redemption fees	—		—		—		—
Shares issued in reinvestment of dividends and distributions	—		—		—		—
Shares redeemed	(1,118,879	)*	(12,790,798	)*	(404,454)		(7,000,025)
Net increase (decrease)	(1,117,074)		$(12,770,107)		570,972		$5,930,473

*  1,118,879 shares and $12,790,798 converted from Class 1 into Class 2.

**  966,613 shares and $12,790,798 converted into Class 2 from Class 1.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2018

	Long Term Global Growth Equity Fund
	Class 4 Shares For the Year Ended December 31, 2017		Class K Shares For the Period Ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	725,715	$10,989,000	4,073,618	$66,005,000
Purchase fees	—	4,405	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	(22)	—	—
Net increase	725,715	$10,993,383	4,073,618	$66,005,000

Long Term Global Growth Equity Fund
Institutional Class Shares For the Period Ended December 31, 2017
	Shares	Amount
Shares sold	358	$5,000
Purchase fees	—	—
Redemption fees	—	—
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	—	—
Net increase	358	$5,000

Positive Change Equity Fund
	Class K Shares For the Period Ended June 30, 2018		Institutional Class Shares For the Period Ended June 30, 2018
	Shares	Amount	Shares	Amount
Shares sold	447,227	$5,000,000	—	$—
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	447,227	$5,000,000	—	$—

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2018

	Positive Change Equity Fund
	Class K Shares For the Period Ended December 31, 2017		Institutional Class Shares For the Period Ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	50,000	$500,000	50,000	$500,000
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	50,000	$500,000	50,000	$500,000
	U.S. Equity Growth Fund
	Class K Shares For the Period Ended June 30, 2018		Institutional Class Shares For the Period Ended June 30, 2018
	Shares	Amount	Shares	Amount
Shares sold	—	$—	120,498	$2,093,575
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	—	$—	120,498	$2,093,575
	U.S. Equity Growth Fund
	Class 1 Shares For the Year Ended December 31, 2017		Class K Shares For the Period Ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	—	$—	99,970 **	$1,148,640 **
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	409	5,489
Shares redeemed	(100,000)*	(1,148,640)*	—	—
Net increase (decrease)	(100,000)	$(1,148,640)	100,379	$1,154,129

*  100,000 shares and $1,148,640 converted from Class 1 into Class K.

**  99,970 shares and $1,148,640 converted into Class K from Class 1.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2018

	U.S. Equity Growth Fund
	Institutional Class Shares For the Period Ended December 31, 2017
	Shares	Amount
Shares sold	435	$5,000
Purchase fees	—	—
Redemption fees	—	—
Shares issued in reinvestment of dividends and distributions	2	24
Shares redeemed	—	—
Net increase	437	$5,024

International Choice Fund
	Class 2 Shares For the Period Ended June 30, 2018		Class 3 Shares For the Period Ended June 30, 2018
	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(607,194)	(9,246,783)	—	—
Net increase (decrease)	(607,194)	$(9,246,783)	—	$—
International Choice Fund
	Class 4 Shares For the Period Ended June 30, 2018		Class 5 Shares For the Period Ended June 30, 2018
	Shares	Amount	Shares	Amount
Shares sold	—	$—	2,658,774	$41,793,273
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(2,686,098)	(41,793,273)	—	—
Net increase	(2,686,098)	$(41,793,273)	2,658,774	$41,793,273

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2018

	International Choice Fund
	Class 1 Shares For the Year Ended December 31, 2017				Class 2 Shares For the Year Ended December 31, 2017
	Shares		Amount		Shares		Amount
Shares sold	—		$—		2,534,688	**	$33,249,954	**
Purchase fees	—		3,420		—		46,266
Redemption fees	—		—		—		—
Shares issued in reinvestment of dividends and distributions	—		—		272,087		4,034,314
Shares redeemed	(1,434,417	)*	(17,850,819	)*	(107,813)		(1,500,000)
Net increase (decrease)	(1,434,417)		$(17,847,399)		2,698,962		$35,830,534

*  1,434,417 shares and $17,850,819 converted from Class 1 into Class 2.

**  1,419,374 shares and $17,850,819 converted into Class 2 from Class 1.

	International Choice Fund
	Class 3 Shares For the Year Ended December 31, 2017		Class 4 Shares For the Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	—	$—	2,650,821	$34,081,343
Purchase fees	—	22,875	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	122,364	1,833,960	35,278	534,209
Shares redeemed	—	—	—	—
Net increase	122,364	$1,856,835	2,686,099	$34,615,552

Note E — Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of June 30, 2018, the following shareholders beneficially owned 25% or more of a Fund's voting securities:

Fund	Investor	Percentage
EAFE Fund	Kentucky Teachers Retirement System	42.01%
Emerging Markets Fund	Board of Trustees for the Maryland State Retirement and Pension System	39.81%
Global Select Equity Fund	Baillie Gifford Overseas Limited	100.00%
International Concentrated Growth Fund	Baillie Gifford Overseas Limited	100.00%
Long Term Global Growth Equity Fund	Nissan Employee Retirement Plan	31.69%
Long Term Global Growth Equity Fund	The Salvation Army A Georgia Corporation	32.25%
Positive Change Equity Fund	Naidot & Co	82.00%
U.S. Equity Growth Fund	Charles Shwab & Co	54.00%
U.S. Equity Growth Fund	Baillie Gifford International LLC	45.00%
International Choice Fund	The Municipal Fire & Police Retirement System of Iowa	28.61%

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2018

Purchase and Redemption activity of these accounts may have a significant effect on the operation of each Fund.

At June 30, 2018, Baillie Gifford Overseas Limited ("the Manager"), who is affiliated with the Funds, owned 100% of the Global Select Equity Fund and the International Concentrated Growth Fund. As a result, the Manager may be deemed to control such Funds.

At June 30, 2018, Baillie Gifford International LLC, a wholly owned subsidiary of Baillie Gifford Overseas Limited, the Manager, owned 45% of the U.S. Equity Growth Fund and as a result may be deemed to control the Fund.

Note F — Commitments and Contingencies

Each of the Funds indemnifies the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.

The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note G — Line of Credit

The Trust entered into a committed facility with Bank of New York Mellon on May 1, 2017, renewed April 30, 2018, which allows the Funds managed by the Manager to borrow up to $50 million in total subject to minimum asset coverage requirements set out in the Credit Agreement. Each Fund may borrow money under this credit facility for the temporary funding of shareholder redemptions with respect to Class K and Institutional Class shares or for other temporary or emergency purposes.

Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Pursuant to allocation procedures adopted by the Board, the Classes borrowing pursuant to the Credit Agreement shall bear any expenses associated with the credit facility or borrowings thereunder.

The Manager entered into an agreement with Bank of New York Mellon to act as primary payor of the commitment fee for the duration of the original Credit Agreement until April 30, 2018. Therefore, until this date, the Funds did not incur any costs in relation to the commitment fee. Effective April 30, 2018, the Manager entered into a further agreement with Bank of New York Mellon to act as primary payor of half of the commitment fee, the other half being paid by the Funds. As a result each Fund pays part of the commitment fee equal to its pro rata share of the amount of the credit facility based on such Fund's average net asset value attributable to the share classes for which the facility is maintained.

The Funds had no outstanding loans at June 30, 2018.

Note H — Principal Risks

Non-Diversification Risk

A non-diversified fund may hold a smaller number of portfolio securities, with larger positions in each security it holds, than many other mutual funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund's shares may be more volatile than the values of shares of more diversified funds. The Long Term Global Growth Fund, Positive Change Equity Fund and U.S. Equity Growth Fund are all non-diversified Funds.

Currency and Currency Hedging Risk

The Fund could lose value if it invests in foreign currencies or securities denominated in foreign currencies which decline in value relative to the U.S. Dollar, or if it invests in products to reduce this exposure, and those products lose value. A Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, a Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2018

Non U.S. Investment Risk

Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

For further information on risk please refer to the Prospectus.

Note J — Change in Independent Registered Public Accounting Firm

BBD LLP ("BBD") served as the independent registered certified public accounting firm of each Fund through its resignation as of September 17, 2017 (the "Resignation Date"). Effective September 18, 2018, upon recommendation by the Audit Oversight Committee of the Board, the Board unanimously appointed Cohen & Company, Ltd. ("Cohen") to replace BBD as the independent public accountant for the fiscal year ended December 31, 2017.

The reports of BBD on the Funds' financial statements for the two most recent fiscal years did not contain an adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope, or accounting principles.

During the Funds' two most recent fiscal years and through the Resignation Date, there were (i) no disagreements between the Funds and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreement, if not resolved to the satisfaction of BBD, would have caused BBD to make reference thereto in their reports on the consolidated financial statements for such years, and (ii) no "reportable events" as that term is defined in Item 304(a)(1)(v) of Regulation S-K.

The Funds requested and BBD furnished a letter addressed to the Securities and Exchange Commission stating whether or not it agreed with the above statements. A copy of such letter, dated February 26, 2018 was filed as Exhibit 77K to each Funds' Form N-SAR for the period ended December 31, 2017.

During the Funds' two most recent fiscal years and in the subsequent interim period through the Resignation Date, neither the Funds nor anyone on their behalf have not consulted with Cohen regarding either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements, and neither a written report nor oral advice was provided to the Funds that Cohen concluded was an important factor considered by the Funds in reaching a decision as to any accounting, auditing or financial reporting issue; or (ii) any matter that was either the subject of a disagreement (as defined in Item 304(a)(1)(iv) of Regulation S-K and the related instructions) or a reportable event (as described in Item 304(a)(1)(v) of Regulation S-K).

Note K — Legal Notice

MSCI. The MSCI information may only be used for your internal use, may not be reproduced or re-disseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information.

Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2018

S&P (US Equity Growth)

The S&P 500 and S&P Global Small Cap ("Index") is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates ("SPDJI"). Standard & Poor's® and S&P® are registered trademarks of Standard & Poor's Financial Services LLC, a division of S&P Global ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

Note L — Subsequent Events

Events or transactions that occur after the financial statement date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes.

There were no subsequent events identified between June 30, 2018 and the issuance of the Financial Statements.

Supplemental Information (unaudited)

Semi-Annual Report June 30, 2018

Management of The Trust

The following tables set forth the Trustees and Officers of the Trust, their principal occupations during the past five years, and certain other information as of June 30, 2018.

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served(1)	Principal Occupation and Other Directorships Held During Past 5 Years(2)	Number of Funds in Fund complex overseen by Trustee(3)
Disinterested Trustees
Howard W. Chin 1952	Trustee	Since 2015	Retired. Formerly: Managing Director, Investments, Guardian Life Insurance (financial services).	13
Pamela M.J. Cox 1952	Trustee	Since 2017	Senior Associate (non-resident), CSIS (think tank). Formerly: Senior Vice President; Vice President East Asia, World Bank Group (international bank & financial services).	13
Bruce C. Long 1945	Trustee	Since 2009	Global Financial Consultant.	13
Robert E. Rigsby 1949	Trustee	Since 2014	Retired. Formerly: President & COO, Delivery Business at Dominion Energy, Inc. (electric and gas energy company).	13
Interested Trustee
David Salter(4) 1975	Trustee, Chairman of the Board, and President	Since 2016	Partner, Baillie Gifford & Co. (investment adviser); CEO & Chairman, Baillie Gifford Funds Services LLC (broker-dealer).	13

Name and Age	Position(s) Held with Trust	Length of Time Served(1)	Principal Occupation During Past 5 Years(2)

Officers (other than Officers who are also Trustees)

Andrew Telfer 1967	Vice President	Since 2008	Managing Partner, Baillie Gifford & Co. (investment adviser).
Michael Stirling-Aird 1977	Vice President	Since 2012	Client Service Director, Baillie Gifford Overseas Limited (investment adviser).
Julie Paul 1975	Vice President	Since 2012	Manager, North American Funds Operations Department, Baillie Gifford & Co. (investment adviser).
Tim Campbell 1975	Vice President	Since 2014	Partner, Baillie Gifford & Co. (investment adviser); Manager, Baillie Gifford International LLC with oversight of marketing performed in North America.
Lindsay Cockburn 1978	Treasurer	Since 2015	Manager, North American Funds Operations Department, Baillie Gifford & Co. (investment adviser).
Gareth Griffiths 1973	Secretary Chief Legal Officer	Since 2015 Since 2017	Senior Legal Advisor for the Baillie Gifford & Co. (investment adviser).

Supplemental Information (unaudited)

Semi-Annual Report June 30, 2018

Name and Age	Position(s) Held with Trust	Length of Time Served(1)	Principal Occupation During Past 5 Years(2)

Officers (other than Officers who are also Trustees)

Graham Laybourn 1966	Vice President COO	Since 2018 Since 2015	Partner, Baillie Gifford & Co. (investment adviser).
Suzanne Quinn 1979	Chief Compliance Officer	Since 2018	Manager, Compliance Department, Baillie Gifford & Co. (investment adviser).
Evan Delaney 1969	Chief Risk Officer	Since 2013	Partner, Baillie Gifford & Co. (investment adviser); Group Chief Risk Officer, Director of Business Risk and Internal Audit, Baillie Gifford Group (investment adviser).
Lesley-Anne Archibald 1988	Vice President	Since 2017	Assistant Manager, North American Funds Operations Department, Baillie Gifford & Co. (investment adviser).

The address of each Trustee and Officer of the Trust is c/o Baillie Gifford Funds, Calton Square, 1 Greenside Row, Edinburgh, Scotland EH1 3AN.

(1)  There is no stated term of office for the Trustees and a Trustee may serve until such Trustee reaches the age of 75 years. Thereafter, such Trustee offers to tender his or her resignation from the Board, and the Nominating and Governance Committee, at its discretion, makes a recommendation to the Board whether to accept or reject such resignation annually. The Chairman of the Board and President of the Trust are elected annually by the Board of Trustees. Other officers may be elected or appointed by the Trustees at any time.

(2)  Previous positions during the past five years with Baillie Gifford & Co., the Manager and Baillie Gifford Group are omitted if not materially different from the positions listed.

(3)  The number of Funds in the Fund complex overseen by the Trustee includes the Asia ex Japan Fund, a series of the Trust which has not yet commenced operations.

(4)  David Salter is an "interested person" (as defined in the 1940 Act) of the Trust or the Manager due to his positions with the Manager (Baillie Gifford Overseas Limited) and his role as an officer of the Trust.

Additional information regarding the Trustees is in the Funds' Statement of Additional Information and is available upon request, without charge, by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000.

A description of the Funds' proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000 or on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000 or by accessing the Fund's Form N-PX on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000 or by accessing the Fund's Form N-PX on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

BOARD CONSIDERATIONS REGARDING
2018 CONTRACT RENEWAL

Semi-Annual Report June 30, 2018

On June 22, 2018, the Board of Trustees (the "Board") of the Baillie Gifford Funds (the "Trust"), including those trustees who are not "interested persons" as defined by the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved the renewal of the investment advisory agreement (the "Advisory Agreement") between the Trust, on behalf of The International Equity Fund, The International Choice Fund, The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Global Alpha Equity Fund, The Long Term Global Growth Equity Fund, The U.S. Equity Growth Fund and The Asia Ex Japan Fund, respectively, (each a "Fund" and collectively, the "Funds") and Baillie Gifford Overseas Limited (the "Manager"). As part of the review process, the Independent Trustees met independently of Trust management and of the interested trustee of the Board to consider the renewal of the Advisory Agreement. During the review process, the Independent Trustees were represented by independent legal counsel. The Independent Trustees reviewed materials received from the Manager, Broadridge (an independent provider of mutual fund data, "Broadridge") and independent legal counsel. After reviewing the information received, the Independent Trustees requested supplemental information and the Manager provided materials in response. The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement. The Independent Trustees then presented their findings to the Board.

The Board concluded that it was in the best interests of each Fund to renew the Advisory Agreement. In reaching this conclusion for the Funds, the Board did not identify any single factor as determinative in its analysis, but rather the Board considered a variety of factors, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

The International Equity Fund, The International Choice Fund, The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Global Alpha Equity Fund, The Long Term Global Growth Equity Fund and The U.S. Equity Growth Fund

The Board considered the nature, extent and quality of the services provided by the Manager to The International Equity Fund, The International Choice Fund, The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Global Alpha Equity Fund, The Long Term Global Growth Equity Fund and The U.S. Equity Growth Fund. The Board noted that: (1) pursuant to the Funds' Advisory Agreement, the Manager provides portfolio management services to the Funds and receives a management fee; (2) pursuant to a separate Shareholder Service Plan and Shareholder Servicing Agreement for Class 2, Class 3, Class 4 and Class 5 shares for each Fund that offers such classes, the Manager receives a "shareholder service fee," the amount of which varies among the share classes; and (3) pursuant to a separate Administration, Supervisory and Sub-Accounting Services Plan and Administration and Supervisory Agreement for Institutional Class and Class K shares for each Fund that offers such classes, the Manager receives an "administration and supervisory fee" (the "shareholder service fee" and "administration and supervisory fee" together are referred to as "Class specific fees"). The Board considered the background and qualifications of the investment, compliance and administrative personnel involved in the management and oversight of the Trust, reviewed information regarding each Fund's performance, management fee, applicable Class specific fees and expense ratio compared to similar funds and considered the experience of the Manager in providing services to each Fund. In evaluating the management fee paid by each Fund, and in particular when assessing comparative data, the Board considered not only the management fee, but also the combination of the Fund's management fee and Class specific fees. The Board also considered that the management fee schedule includes breakpoints. The Board considered other benefits derived by the Manager from its relationship to the Funds, including receipt of the Class specific fees. The Board concluded that the nature, extent and quality of the services provided by the Manager to the Funds, pursuant to the Advisory Agreement, were satisfactory.

The Board reviewed the Manager's revenues received with respect to the Funds and the nature of the Manager's resources expended in providing solely advisory services as well as shareholder services to the Funds. The Board considered the Manager's estimated profitability with respect to the Funds and concluded that it was not unreasonable.

The Board noted the following items specific to the referenced Funds.

BOARD CONSIDERATIONS REGARDING
2018 CONTRACT RENEWAL

Semi-Annual Report June 30, 2018

The International Equity Fund

The Board reviewed total return information for the one-, three-, five-, ten-year and since inception (February 29, 2008) periods ended March 31, 2018 for the Fund compared to a benchmark index (MSCI ACWI (ex U.S.) Index) and an average of the total return of a performance universe of funds provided by Broadridge and calendar year returns for 2008 through 2017. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-, three-, five-, ten-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the Fund's management fee (plus the Class 2 shareholder service fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's management fee (plus the Class 2 shareholder service fee) was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the management fee was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the management fee was reasonable.

The International Choice Fund

The Board reviewed total return information for the one-, three-, five-year and since inception (September 24, 2012) periods ended March 31, 2018 for the Fund compared to a benchmark index (MSCI ACWI (ex U.S.) Index) and an average of the total return of a performance universe of funds provided by Broadridge and calendar year returns for 2012 through 2017. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-, three-, five-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the Fund's management fee (plus the Class 2 shareholder service fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's management fee (plus the Class 2 shareholder service fee) was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the management fee was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the management fee was reasonable.

The EAFE Fund

The Board reviewed total return information for the one-, three-, five-year and since inception (March 31, 2008) periods ended March 31, 2018 for the Fund compared to a benchmark index (MSCI EAFE Index) and an average of the total return of a performance universe of funds provided by Broadridge and calendar year returns for 2008 through 2017. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-, three-, five-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the Fund's management fee (plus the Class 2 shareholder service fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's

BOARD CONSIDERATIONS REGARDING
2018 CONTRACT RENEWAL

Semi-Annual Report June 30, 2018

management fee (plus the Class 2 shareholder service fee) was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the management fee was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the management fee was reasonable.

The EAFE Choice Fund

The Board reviewed total return information for the one-, three-, five-year and since inception (December 31, 2009) periods ended March 31, 2018 for the Fund compared to a benchmark index (MSCI EAFE Index) and an average of the total return of a performance universe of funds provided by Broadridge and calendar year returns for 2010 through 2017. The Board noted that the Fund's total return was above the benchmark index and below the average of the performance universe for the one-year period, and above the benchmark index and the average of the performance universe for the three-, five-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the Fund's management fee (plus the Class 2 shareholder service fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's management fee (plus the Class 2 shareholder service fee) was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the management fee was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the management fee was reasonable.

The EAFE Pure Fund

The Board reviewed total return information for the one-, three-year and since inception (April 15, 2014) periods ended March 31, 2018 for the Fund compared to a benchmark index (MSCI EAFE Index) and an average of the total return of a performance universe of funds provided by Broadridge and calendar year returns for 2014 through 2017. The Board noted that the Fund's total return was above the benchmark index and below the average of the performance universe for the one-year period, and above the benchmark index and the average of the performance universe for the three-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the Fund's management fee (plus the Class 2 shareholder service fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's management fee (plus the Class 2 shareholder service fee) was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the management fee was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the management fee was reasonable.

BOARD CONSIDERATIONS REGARDING
2018 CONTRACT RENEWAL

Semi-Annual Report June 30, 2018

The Emerging Markets Fund

The Board reviewed total return information for the one-, three-, five-, ten-year and since inception (April 30, 2003) periods ended March 31, 2018 for the Fund compared to a benchmark index (MSCI Emerging Markets Index) and an average of the total return of a performance universe of funds provided by Broadridge and calendar year returns for 2008 through 2017. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-, three-, five-, ten-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the Fund's management fee (plus the Class 2 shareholder service fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's management fee (plus the Class 2 shareholder service fee) was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the management fee was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the management fee was reasonable.

The Global Alpha Equity Fund

The Board reviewed total return information for the one-, three-, five-year and since inception (November 30, 2011) periods ended March 31, 2018 for the Fund compared to a benchmark index (MSCI ACWI Index) and an average of the total return of a performance universe of funds provided by Broadridge and calendar year returns for 2011 through 2017. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-, three-, five-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the Fund's management fee (plus the Class 2 shareholder service fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's management fee (plus the Class 2 shareholder service fee) was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the management fee rate was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the management fee was reasonable.

The Long Term Global Growth Equity Fund

The Board reviewed total return information for the one-, three-year and since inception (June 10, 2014) periods ended March 31, 2018 for the Fund compared to a benchmark index (MSCI ACWI Index) and an average of the total return of a performance universe of funds provided by Broadridge and calendar year returns for 2014 through 2017. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-, three-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the Fund's management fee (plus the Class 2 shareholder service fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's

BOARD CONSIDERATIONS REGARDING
2018 CONTRACT RENEWAL

Semi-Annual Report June 30, 2018

management fee (plus the Class 2 shareholder service fee) was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the management fee was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place through April 30, 2019. On the basis of the information provided, the Board concluded that the management fee was reasonable.

The U.S. Equity Growth Fund

The Board reviewed total return information for the one-year and since inception (December 5, 2016) periods ended March 31, 2018 for the Fund compared to a benchmark index (S&P 500 Index) and an average of the total return of a performance universe of funds provided by Broadridge and calendar year returns for 2017. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the Fund's management fee (plus the administration and supervisory fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's management fee (plus the administration and supervisory fee) was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the management fee was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place through April 30, 2019. On the basis of the information provided, the Board concluded that the management fee was reasonable.

The Asia Ex Japan Fund

For The Asia Ex Japan Fund, in evaluating the materials provided by the Manager, the Board noted that the Fund had not yet commenced operations and thus there was no performance to consider.

The Board considered that, based on the satisfactory level of services provided by the Manager to the other funds in the Trust, the Board would expect that the nature, extent and quality of the services to be provided by the Manager to the Fund would be similarly satisfactory when the Fund commences operations. In reaching this conclusion, the Board reviewed information regarding the Manager and its investment advisory business, and the background and qualifications of the investment, compliance and administrative personnel involved in the management and oversight of the Trust.

The Board noted that, because the Fund had not yet commenced operations and thus generated no management fees for the Manager, there were no profits to consider. The Board considered other benefits that would be derived by the Manager from its relationship to the Fund upon the commencement of its operations, including an administration and supervisory fee.

The Board reviewed the Fund's management fee (plus the administration and supervisory fee) and estimated total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's management fee (plus the administration and supervisory fee) was below the average contractual management fee of the expense peer group before giving effect to fee waivers/expense limitations and above the average management fee of the expense peer group giving effect to fee waivers/expense limitations. The Board considered that the Fund's estimated expense ratio was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place through April 30, 2019. The Board also reviewed the fee schedules for

BOARD CONSIDERATIONS REGARDING
2018 CONTRACT RENEWAL

Semi-Annual Report June 30, 2018

separately managed accounts of the Manager with a similar investment mandate. With respect to economies of scale, the Board considered that the Fund was not operational and thus economies of scale were not applicable. On the basis of the information provided, the Board concluded that the management fee was reasonable.

Conclusion

Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Funds were reasonable and fair and that the continuation of the Advisory Agreement was in the best interests of each Fund.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)               Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)               In accordance with Section 13(c) of the Investment Company Act of 1940, the registrant has divested itself of the following securities since the filing of its last report or Form N-CSR.

The EAFE Choice Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco AB — A Shares	ATCO A	SE0011166610	11,249	03/14/2018	17,744	Sudan Accountability and Divestment Act of 2007;

Atlas Copco AB — A Redemption	ATCO IL A	SE0011166636	4,284	05/16/2018	13,460
			1,449	05/17/2018	12,011

			1,415	05/21/2018	10,596
			2,234	05/22/2018	8,362
			6,748	05/23/2018	1,614
			1,614	05/24/2018	0
Atlas Copco AB — B Shares	ATCO B	SE0011166628	2,926	01/12/2018	177,385	Sudan Accountability and Divestment Act of 2007;
			5,438	02/26/2018	171,947

Atlas Copco AB — B Redemption	ATCO IL B	SE0011166644	45,977	05/16/2018	125,970
			40,081	05/17/2018	85,889
			25,668	05/21/2018	60,221
			43,270	05/22/2018	16,951
			16,951	05/23/2018	0

The EAFE Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco AB — A Shares	ATCO A	SE0011166610	50,056	03/26/2018	2,150,640	Sudan Accountability and Divestment Act of 2007;
			10,362	04/03/2018	2,140,278
			479,618	04/04/2018	1,660,660
			47,968	05/04/2018	1,612,692

Atlas Copco AB — A Redemption	ATCO IL A	SE0011166636	389,358	05/16/2018	1,223,334
			131,668	05/17/2018	1,091,666
			128,584	05/21/2018	963,082
			203,079	05/22/2018	760,003

613,266	05/23/2018	146,737
146,737	05/24/2018	0

The Global Alpha Equity Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco AB — B Shares	ATCO B	SE0011166628	67,951	03/15/2018	285,876	Sudan Accountability and Divestment Act of 2007;
			12,343	04/03/2018	273,533
			13,472	05/15/2018	260,061

Atlas Copco AB — B Redemption	ATCO IL B	SE0011166644	73,141	05/16/2018	200,392
			63,761	05/17/2018	136,631
			40,832	05/21/2018	95,799
			68,834	05/22/2018	26,965
			26,965	05/23/2018	0

The Long Term Global Growth Equity Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco AB — A Shares	ATCO A	SE0011166610	2,344	02/12/2018	60,540	Sudan Accountability and Divestment Act of 2007;

Atlas Copco AB — A Redemption	ATCO IL A	SE0011166636	14,616	05/16/2018	45,924
			4,943	05/17/2018	40,981
			4,827	05/21/2018	36,154
			7,642	05/22/2018	28,530

23,022	05/23/2018	5,508
5,508	05/24/2018	0

The International Equity Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco AB — B Shares	ATCO B	SE0011166628	19,446	02/14/2018	1,204,363	Sudan Accountability and Divestment Act of 2007;
			36,004	04/03/2018	1,184,854
			28,263	05/18/2018	1,220,016

Atlas Copco AB — B Redemption	ATCO IL B	SE0011166644	323,994	05/16/2018	887,683
			282,445	05/17/2018	605,238
			180,875	05/21/2018	424,363
			304,914	05/22/2018	119,449
			119,449	05/23/2018	0

The EAFE Pure Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco AB — A Shares	ATCO A	SE0011166610	4,158	03/14/2018	191,134	Sudan Accountability and Divestment Act of 2007;

Atlas Copco AB — A Redemption	ATCO IL A	SE0011166636	67,318	05/16/2018	211,509
			22,765	05/17/2018	188,744
			22,232	05/21/2018	166,512

			35,111	05/22/2018	131,401
			106,031	05/23/2018	25,370
			25,370	05/24/2018	0

Atlas Copco AB — B Redemption	ATCO IL B	SE0011166644	9,385	05/16/2018	25,715	Sudan Accountability and Divestment Act of 2007;
			8,182	05/17/2018	17,533
			5,240	05/21/2018	12,293
			8,833	05/22/2018	3,460
			3,460	05/23/2018	0

The International Concentrated Growth Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco AB — B Shares	ATCO B	SE0011166628	151	03/07/2018	580	Sudan Accountability and Divestment Act of 2007;
			177	04/04/2018	403

Atlas Copco AB — B Redemption	ATCO IL B	SE0011166644	108	05/16/2018	295
			94	05/17/2018	201
			60	05/21/2018	141
			101	05/22/2018	40
			40	05/23/2018	0

The Global Select Equity Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco AB — B Redemption	ATCO IL B	SE0011166644	278	05/16/2018	760	Sudan Accountability and Divestment Act of 2007;
			242	05/17/2018	518
			155	05/21/2018	363
			261	05/22/2018	102
			102	05/23/2018	0

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)                  Not applicable.

(a)(2)                  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)                  Not applicable.

(a)(4)                  Not applicable.

(b)                                 Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Baillie Gifford Funds

By (Signature and Title)*	/s/ Graham Laybourn
Graham Laybourn, Vice President

Date	8/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Graham Laybourn
Graham Laybourn, Vice President

Date	8/29/2018

By (Signature and Title)*	/s/ Lindsay Cockburn
Lindsay Cockburn, Treasurer
(principal financial officer)

Date	8/29/2018

* Print the name and title of each signing officer under his or her signature.